UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Semiannual report
June 30, 2014

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual Series return†
Standard Class	$1,000.00	$1,050.30	0.67%	$3.41
Service Class	1,000.00	1,047.90	0.92%	4.67
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.47	0.67%	$3.36
Service Class	1,000.00	1,020.23	0.92%	4.61

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Security type / sector allocation

As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.06%
Agency Mortgage-Backed Securities	16.14%
Commercial Mortgage-Backed Securities	3.16%
Convertible Bonds	1.57%
Corporate Bonds	49.95%
Automotive	0.38%
Banking	7.35%
Basic Industry	4.60%
Brokerage	0.40%
Capital Goods	1.77%
Communications	6.99%
Consumer Cyclical	2.71%
Consumer Non-Cyclical	3.59%
Electric	3.87%
Energy	6.89%
Finance Companies	1.19%
Healthcare	1.06%
Insurance	2.01%
Media	0.99%
Real Estate Investment Trusts	1.31%
Services Cyclical	0.88%
Technology	2.16%
Transportation	0.87%
Utilities	0.93%
Municipal Bonds	0.45%
Non-Agency Asset-Backed Securities	1.12%
Non-Agency Collateralized Mortgage Obligations	0.37%
Senior Secured Loans	10.88%
Sovereign Bonds	1.48%
Supranational Banks	0.19%
U.S. Treasury Obligations	8.01%
Common Stock	0.00%
Convertible Preferred Stock	0.44%
Preferred Stock	0.63%
Short-Term Investments	13.83%
Total Value of Securities	109.29%
Liabilities Net of Receivables and Other Assets	(9.29%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Schedule of Investments

June 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	275,098	$302,718
Fannie Mae Whole Loan REMIC Trust Series 2002-W11 AV1 0.492% 11/25/32 •	2,281	2,085

Total Agency Asset-Backed Securities (cost $276,175)		304,803

Agency Collateralized Mortgage Obligations – 1.06%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	648	723
Series 2002-T4 A3 7.50% 12/25/41	12,446	14,184
Series 2004-T1 1A2 6.50% 1/25/44	10,186	11,636
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	43,252	49,379
Series 2001-50 BA 7.00% 10/25/41	63,553	72,784
Series 2002-90 A1 6.50% 6/25/42	9,220	10,602
Series 2002-90 A2 6.50% 11/25/42	27,593	31,320
Series 2003-26 AT 5.00% 11/25/32	746,601	777,670
Series 2003-38 MP 5.50% 5/25/23	598,712	655,953
Series 2005-110 MB 5.50% 9/25/35	152,463	165,609
Series 2009-94 AC 5.00% 11/25/39	1,394,210	1,504,217
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,810,663
Series 2010-96 DC 4.00% 9/25/25	3,245,000	3,481,233
Series 2010-116 Z 4.00% 10/25/40	87,116	91,303
Series 2012-122 SD 5.948% 11/25/42 •S	2,420,083	533,587
Series 2013-31 MI 3.00% 4/25/33 S	7,612,284	1,245,492
Series 2013-44 DI 3.00% 5/25/33 S	9,884,651	1,666,235
Fannie Mae Whole Loan REMIC Trust
Series 2002-W6 2A1 6.474% 6/25/42 •	24,648	28,253
Series 2004-W11 1A2 6.50% 5/25/44	40,697	47,296
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	35,697	40,524
Series 2326 ZQ 6.50% 6/15/31	36,090	40,999
Series 2557 WE 5.00% 1/15/18	580,127	611,187
Series 2762 LG 5.00% 9/15/32	154,460	154,853
Series 2809 DC 4.50% 6/15/19	313,592	329,974
Series 3123 HT 5.00% 3/15/26	70,629	76,023
Series 3416 GK 4.00% 7/15/22	4,092	4,165
Series 3656 PM 5.00% 4/15/40	2,540,000	2,814,935
Series 4065 DE 3.00% 6/15/32	350,000	335,387
Series 4185 LI 3.00% 3/15/33 S	2,449,834	415,620
Series 4191 CI 3.00% 4/15/33 S	1,009,270	170,507
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M2 1.802% 4/25/24 •	550,000	553,759
Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43 ¿	15,103	17,859
Series T-58 2A 6.50% 9/25/43 ¿	5,981	6,810
GNMA Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,442,961
NCUA Guaranteed Notes Trust Series 2010-C1 A2 2.90% 10/29/20	1,420,000	1,473,710

Total Agency Collateralized Mortgage Obligations (cost $22,691,239)		23,687,412

Agency Mortgage-Backed Securities – 16.14%
Fannie Mae 6.50% 8/1/17	5,849	6,112
Fannie Mae ARM
2.277% 10/1/33 •	14,827	14,926
2.383% 6/1/37 •	4,703	5,014
2.415% 5/1/43 •	1,233,229	1,229,728
2.44% 11/1/35 •	153,879	164,856
2.546% 6/1/43 •	422,263	423,666
3.022% 4/1/44 •	865,484	890,311
3.201% 4/1/44 •	2,074,315	2,141,143
3.279% 3/1/44 •	1,826,414	1,894,621
3.296% 9/1/43 •	1,518,751	1,566,612
5.142% 8/1/35 •	22,438	24,112
5.807% 8/1/37 •	161,613	173,110
Fannie Mae Relocation 15 yr 4.00% 9/1/20	68,562	72,450
Fannie Mae Relocation 30 yr
5.00% 11/1/33	2,658	2,922
5.00% 11/1/34	3,853	4,238
5.00% 4/1/35	11,044	12,144
5.00% 10/1/35	28,458	31,270
5.00% 1/1/36	35,280	38,776
5.00% 2/1/36	12,121	13,316
Fannie Mae S.F. 15 yr
2.50% 7/1/27	225,348	229,226
2.50% 10/1/27	1,324,705	1,347,503
2.50% 2/1/28	3,577,978	3,639,560
2.50% 5/1/28	806,856	820,701
3.00% 8/1/27	676,629	703,722
3.00% 11/1/27	110,294	114,710
3.50% 7/1/26	1,113,061	1,181,049
3.50% 12/1/28	369,201	392,403
4.00% 4/1/24	428,485	458,185
4.00% 2/1/25	271,650	290,527
4.00% 5/1/25	745,731	798,819
4.00% 6/1/25	2,662,425	2,852,382
4.00% 11/1/25	3,111,671	3,333,787
4.00% 12/1/26	1,280,103	1,368,722
4.00% 5/1/27	2,636,742	2,825,170

Diversified Income Series-3

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
4.50% 2/1/24	33,893	$36,137
4.50% 10/1/24	325,324	348,718
4.50% 2/1/25	125,315	134,333
4.50% 7/1/25	125,911	134,852
5.00% 5/1/21	134,148	142,809
6.00% 12/1/22	425,587	465,533
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/29	2,920,000	2,966,081
3.00% 7/1/29	17,126,000	17,789,633
3.50% 7/1/29	31,115,000	32,977,040
Fannie Mae S.F. 20 yr
3.00% 8/1/33	595,853	608,117
3.00% 9/1/33	1,113,151	1,136,060
3.50% 4/1/33	185,391	194,223
3.50% 9/1/33	827,617	867,047
4.00% 2/1/31	969,458	1,043,400
5.00% 11/1/23	83,425	92,702
5.50% 11/1/25	47,714	53,654
5.50% 8/1/28	429,517	482,306
6.00% 9/1/29	771,231	874,200
Fannie Mae S.F. 30 yr
3.00% 7/1/42	1,119,007	1,106,752
3.00% 10/1/42	17,437,210	17,247,477
3.00% 12/1/42	2,911,003	2,879,123
3.00% 1/1/43	6,969,534	6,893,209
3.00% 2/1/43	713,837	706,020
3.00% 4/1/43	4,071,272	4,026,687
3.00% 5/1/43	2,655,415	2,626,335
4.00% 11/1/40	475,301	505,133
4.00% 1/1/41	2,168,855	2,304,986
4.00% 1/1/43	1,075,572	1,143,082
4.00% 8/1/43	538,964	572,793
4.50% 7/1/36	364,025	394,401
4.50% 11/1/40	1,125,835	1,220,076
4.50% 3/1/41	2,344,658	2,540,413
4.50% 4/1/41	2,927,120	3,172,676
4.50% 10/1/41	1,336,421	1,447,940
4.50% 2/1/44	409,629	444,376
5.00% 5/1/34	2,735	3,045
5.00% 2/1/35	259,674	289,721
5.00% 7/1/35	564,813	628,846
5.00% 10/1/35	1,277,765	1,420,687
5.00% 11/1/35	399,886	444,805
5.00% 4/1/37	333,991	371,486
5.00% 8/1/37	110,857	123,352
5.00% 2/1/38	360,618	401,136
5.50% 12/1/32	76,782	86,337
5.50% 2/1/33	1,001,530	1,126,880
5.50% 4/1/34	358,422	403,068
5.50% 8/1/34	54,979	61,819
5.50% 11/1/34	384,108	432,099
5.50% 12/1/34	69,657	78,310
5.50% 1/1/35	973,707	1,094,657
5.50% 3/1/35	222,540	249,900
5.50% 6/1/35	340,918	381,415
5.50% 12/1/35	28,052	31,463
5.50% 1/1/36	245,594	275,960
5.50% 4/1/36	36,680	41,062
5.50% 7/1/36	144,814	162,810
5.50% 11/1/36	26,788	30,008
5.50% 1/1/37	114,764	128,937
5.50% 2/1/37	24,457	27,365
5.50% 7/1/37	2,922,566	3,269,727
5.50% 8/1/37	1,256,661	1,411,145
5.50% 1/1/38	29,804	33,344
5.50% 2/1/38	652,426	733,447
5.50% 5/1/38	45,784	51,223
5.50% 6/1/38	103,337	115,612
5.50% 9/1/38	1,220,513	1,369,757
5.50% 10/1/39	3,611,677	4,040,696
5.50% 7/1/40	1,080,157	1,208,465
6.00% 6/1/36	134,825	152,278
6.00% 2/1/37	436,751	493,426
6.00% 5/1/37	1,306,479	1,470,364
6.00% 8/1/37	1,054,482	1,190,882
6.00% 9/1/37	155,931	176,147
6.00% 11/1/37	186,224	210,121
6.00% 5/1/38	1,918,100	2,161,596
6.00% 7/1/38	57,706	64,934
6.00% 10/1/38	1,776,442	1,999,350
6.00% 1/1/39	725,472	817,061
6.00% 9/1/39	8,068,860	9,087,433
6.00% 3/1/40	627,040	705,744
6.00% 9/1/40	555,544	625,907
6.50% 2/1/36	295,652	338,497
6.50% 3/1/37	488,599	550,917
7.50% 3/1/32	446	521
7.50% 4/1/32	875	1,001
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/44	17,323,000	17,113,236
3.50% 7/1/44	13,331,000	13,722,598
4.00% 7/1/44	36,905,000	39,165,431
4.00% 8/1/44	10,997,000	11,635,772
4.50% 7/1/44	58,874,000	63,758,717
5.00% 7/1/44	7,031,000	7,807,706
5.50% 7/1/44	5,366,000	6,007,585
Freddie Mac ARM
2.313% 8/1/37 •	3,165	3,351
2.342% 12/1/33 •	34,065	36,323
2.356% 7/1/36 •	88,460	94,317

Diversified Income Series-4

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.356% 2/1/37 •	214,616	$228,198
2.464% 4/1/34 •	1,700	1,816
2.49% 6/1/37 •	306,133	328,048
2.53% 1/1/44 •	3,998,237	4,092,846
6.055% 10/1/37 •	1,911	2,054
6.239% 10/1/37 •	28,830	31,039
Freddie Mac Relocation 30 yr 5.00% 9/1/33	6,512	7,158
Freddie Mac S.F. 15 yr
3.50% 10/1/26	321,820	340,996
4.00% 8/1/25	487,247	522,149
4.00% 11/1/26	959,115	1,020,251
4.50% 5/1/20	286,320	304,191
4.50% 7/1/25	245,374	264,014
4.50% 6/1/26	539,071	578,607
5.00% 6/1/18	90,848	96,435
5.50% 6/1/20	133,308	142,754
Freddie Mac S.F. 20 yr 3.50% 1/1/34	1,638,340	1,712,985
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,320,266	1,305,991
3.00% 11/1/42	1,171,505	1,160,995
4.00% 11/1/40	775,580	822,754
4.00% 12/1/40	225,776	239,508
4.00% 2/1/42	517,533	549,011
4.50% 10/1/39	589,088	637,950
5.00% 3/1/34	15,812	17,866
5.50% 12/1/34	151,853	170,692
5.50% 6/1/36	101,710	113,898
5.50% 11/1/36	219,422	245,469
5.50% 12/1/36	51,946	57,902
5.50% 6/1/38	126,641	141,162
5.50% 3/1/40	554,367	617,931
5.50% 8/1/40	423,579	472,146
5.50% 1/1/41	573,158	638,876
6.00% 2/1/36	809,902	917,722
6.00% 1/1/38	235,207	263,986
6.00% 6/1/38	632,698	710,316
6.00% 8/1/38	937,388	1,060,146
6.00% 5/1/40	262,966	295,440
6.50% 8/1/38	115,211	129,824
6.50% 4/1/39	1,009,362	1,137,385
GNMA I S.F. 30 yr
5.00% 6/15/40	346,041	381,765
7.00% 12/15/34	190,075	223,495

Total Agency Mortgage-Backed Securities (cost $356,952,101)		360,549,687

Commercial Mortgage-Backed Securities – 3.16%
Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51 •	515,000	576,449
CD Commercial Mortgage Trust Series 2005-CD1 C 5.401% 7/15/44 •	1,045,000	1,086,293
Commercial Mortgage Trust Series 2005-GG5 A5 5.224% 4/10/37 •	7,280,000	7,542,116
Series 2014-CRE18 A5 3.828% 7/15/47	3,250,000	3,398,281
Credit Suisse Commercial Mortgage Trust Series 2006-C1 AAB 5.643% 2/15/39 •	23,509	23,786
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	6,270,000	7,097,477
Series 2011-LC1A C 144A 5.73% 11/10/46 #•	2,000,000	2,284,258
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.618% 4/25/20 #•	930,000	1,050,820
Series 2012-K19 B 144A 4.176% 5/25/45 #•	390,000	406,874
Series 2012-K708 B 144A 3.891% 2/25/45 #•	3,440,000	3,612,475
Series 2012-K711 B 144A 3.684% 8/25/45 #•	1,800,000	1,866,357
Series 2013-K712 B 144A 3.483% 5/25/45 #•	4,970,000	5,088,321
Series 2013-K713 B 144A 3.274% 4/25/46 #•	3,190,000	3,220,027
Goldman Sachs Mortgage Securities II Series 2005-GG4 A4A 4.751% 7/10/39	3,096,338	3,159,927
Goldman Sachs Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 •	1,815,000	1,917,602
Series 2010-C1 A2 144A 4.592% 8/10/43 #	3,090,000	3,425,827
Series 2010-C1 C 144A 5.635% 8/10/43 #•	1,010,000	1,122,368
Grace Series 2014-GRCE A 144A 3.369% 6/10/28 #	1,590,000	1,641,465
Hilton USA Trust Series 2013-HLT AFX 144A 2.662% 11/5/30 #	2,190,000	2,217,868

Diversified Income Series-5

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30 #	1,880,000	$1,930,459
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.654% 8/12/37 •	600,000	650,018
Series 2005-LDP5 D 5.56% 12/15/44 •	1,110,000	1,156,381
Series 2006-LDP8 AM 5.44% 5/15/45 .	1,909,000	2,068,921
Series 2011-C5 A3 4.171% 8/15/46	2,095,000	2,273,490
Series 2011-C5 C 144A 5.502% 8/15/46 #•	1,100,000	1,226,254
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	134,098	138,570
Series 2005-C3 B 4.895% 7/15/40 •	700,000	714,846
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.376% 11/14/42 •	1,650,000	1,724,902
Series 2005-HQ7 C 5.376% 11/14/42 •	3,465,000	3,428,018
Series 2006-T21 B 144A 5.457% 10/12/52 #•	800,000	844,607
Timberstar Trust
Series 2006-1A A 144A 5.668% 10/15/36 #	2,010,000	2,189,676
VNDO Mortgage Trust
Series 2012-6AVE A 144A 2.996% 11/15/30 #	1,545,000	1,534,559

Total Commercial Mortgage-Backed Securities (cost $69,926,565)		70,619,292

Convertible Bonds – 1.57%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	1,374,000	1,130,115
Alere 3.00% exercise price $43.98, expiration date 5/15/16	647,000	719,383
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	453,000	483,011
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	1,369,000	1,461,407
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	996,000	1,061,363
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	695,000	735,397
Blackstone Mortgage Trust 5.25%exercise price $28.66, expiration date 12/1/18	1,192,000	1,314,925
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	652,000	715,977
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	675,000	661,500
Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20 #	1,151,000	1,053,890
Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	509,000	493,094
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	661,000	910,941
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	584,000	405,880
Energy XXI Bermuda 144A 3.00%exercise price $40.40, expiration date 12/13/18 #	1,110,000	1,100,287
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	329,000	840,595
General Cable 4.50% exercise price $35.64, expiration date 11/15/29 f	1,328,000	1,319,700
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	412,000	1,502,515
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	905,000	991,541
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	271,000	582,990
Intel 3.25% exercise price $21.71, expiration date 8/1/39	448,000	691,882
Jefferies Group 3.875% exercise price $45.29, expiration date 10/31/29	787,000	844,549
Lexington Realty Trust 144A 6.00%exercise price $6.76, expiration date 1/11/30 #	348,000	565,935
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	1,175,000	1,580,375
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	1,002,000	1,040,827
MGM Resorts International 4.25%exercise price $18.58, expiration date 4/10/15	586,000	861,786
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	305,000	1,183,972
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	641,000	1,300,429

Diversified Income Series-6

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

		Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17		1,584,000	$1,819,620
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41		902,000	681,574
SanDisk 1.50% exercise price $51.69, expiration date 8/11/17		578,000	1,178,759
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		302,000	1,011,323
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21		732,000	736,579
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19		565,000	496,141
TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19 #		851,000	852,064
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #		1,167,000	1,276,406
Vector Group 1.75% exercise price $27.16, expiration date 4/15/20		417,000	439,153
Vector Group 2.50% exercise price $17.62, expiration date 1/14/19 •		352,000	472,212
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		407,000	619,403

Total Convertible Bonds (cost $30,372,261)			35,137,500

Corporate Bonds – 49.95%
Automotive – 0.38%
American Axle & Manufacturing 6.25% 3/15/21		1,115,000	1,204,200
Chassix 144A 9.25% 8/1/18 #		215,000	234,887
Delphi 5.00% 2/15/23		480,000	517,200
Ford Motor 7.45% 7/16/31		2,320,000	3,109,969
Gates Global 144A 6.00% 7/15/22 #		1,090,000	1,095,450
Jaguar Land Rover 144A 5.625% 2/1/23 #		605,000	645,081
Meritor 6.75% 6/15/21		505,000	545,703
TRW Automotive 144A 4.50% 3/1/21 #		1,000,000	1,057,500

			8,409,990

Banking – 7.35%
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	896,000	849,346
3.548% 11/6/18 •	AUD	2,147,000	2,038,402
Banco de Costa Rica 144A 5.25% 8/12/18 #		2,025,000	2,080,687
Banco Nacional de Costa Rica 144A 4.875% 11/1/18 #		1,345,000	1,381,987
Banco Santander Mexico
144A 4.125% 11/9/22 #		500,000	508,750
144A 5.95% 1/30/24 #•		2,055,000	2,165,456
Bancolombia 5.95% 6/3/21		1,195,000	1,323,463
Bank of America 4.00% 4/1/24		7,435,000	7,602,905
Bank of Georgia 144A 7.75% 7/5/17 #		1,515,000	1,636,200
Bank of New York Mellon 3.40% 5/15/24		1,235,000	1,252,372
Barclays Bank
3.75% 5/15/24		3,405,000	3,424,177
7.625% 11/21/22		2,135,000	2,442,440
BB&T 5.25% 11/1/19		10,782,000	12,257,819
BBVA Bancomer 144A 6.50% 3/10/21 #		2,530,000	2,865,225
City National 5.25% 9/15/20		2,040,000	2,302,901
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.705% 3/22/17 •	AUD	1,000,000	952,158
4.00% 1/11/22	EUR	481,000	772,360
4.625% 12/1/23		3,000,000	3,176,898
4.875% 1/20/20	AUD	502,000	488,867
Credit Suisse 144A 6.50% 8/8/23 #		2,520,000	2,803,500
Credit Suisse Group
144A 6.25% 12/29/49 #•		845,000	851,971
144A 7.50% 12/11/49 #•		1,510,000	1,675,194
Export-Import Bank of Korea 144A 3.00% 5/22/18 #	NOK	1,100,000	181,788
Fifth Third Bancorp 4.30% 1/16/24		1,880,000	1,963,025
Goldman Sachs Group
3.55% 2/12/21 @	CAD	800,000	764,554
3.85% 7/8/24		1,715,000	1,712,736
3.985% 8/21/19 •	AUD	550,000	522,219
4.383% 8/8/18 •	AUD	580,000	559,767
HBOS 144A 6.75% 5/21/18 #		2,605,000	3,006,248
HSBC Holdings 4.25% 3/14/24		2,340,000	2,412,931
HSBC New Zealand 4.32% 12/10/18 •	NZD	1,200,000	1,063,100
ING Bank 144A 5.80% 9/25/23 #		4,235,000	4,779,397
JPMorgan Chase
0.858% 1/28/19 •		1,124,000	1,130,311
3.50% 12/18/26	GBP	264,000	438,456
3.727% 5/17/18 •	AUD	810,000	770,124
4.25% 11/2/18	NZD	2,465,000	2,078,335
4.85% 2/1/44		1,460,000	1,554,301
6.75% 1/29/49 •		4,270,000	4,616,937
KeyBank 6.95% 2/1/28		4,255,000	5,384,707
Lloyds Banking Group 7.50% 4/30/49 •		3,295,000	3,514,117
Morgan Stanley
1.079% 1/24/19 •		1,126,000	1,134,792
5.00% 11/24/25		5,055,000	5,403,289
7.375% 2/22/18	AUD	315,000	327,944
7.60% 8/8/17	NZD	1,198,000	1,113,945
National City Bank 0.601% 6/7/17 •		1,905,000	1,901,640
Northern Trust 3.95% 10/30/25		1,355,000	1,411,426
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•		3,180,000	3,239,463
PNC Bank 6.875% 4/1/18		5,710,000	6,740,586

Diversified Income Series-7

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group 3.90% 4/29/24		2,480,000	$2,532,209
PNC Preferred Funding Trust II 144A 1.453% 3/31/49 #•		3,700,000	3,602,875
RBS Capital Trust I 2.099% 12/29/49 •		1,365,000	1,371,825
Royal Bank of Scotland Group 5.125% 5/28/24		2,650,000	2,696,004
Santander Holdings USA 3.45% 8/27/18		1,620,000	1,718,389
Santander UK 144A 5.00% 11/7/23 #		4,190,000	4,533,836
Siam Commercial Bank 144A 3.50% 4/7/19 #		1,660,000	1,690,099
State Street 3.10% 5/15/23		2,850,000	2,804,049
SunTrust Bank
0.517% 8/24/15 •		1,965,000	1,963,212
2.35% 11/1/18		645,000	653,918
SVB Financial Group 5.375% 9/15/20		865,000	981,511
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		2,317,000	2,345,963
Turkiye Is Bankasi 144A 7.85% 12/10/23 #		1,235,000	1,370,850
U.S. Bank North America 4.95% 10/30/14		1,755,000	1,781,906
USB Capital IX 3.50% 10/29/49 •		7,105,000	6,092,537
USB Realty 144A 1.373% 12/29/49 #•		300,000	277,500
Wells Fargo
3.50% 9/12/29	GBP	654,000	1,063,722
4.10% 6/3/26		4,015,000	4,075,129
5.90% 12/29/49 •		3,060,000	3,253,545
Woori Bank 144A 4.75% 4/30/24 #		2,000,000	2,024,008
Zions Bancorp
4.50% 3/27/17		1,895,000	2,023,667
4.50% 6/13/23		2,180,000	2,252,784
7.75% 9/23/14		550,000	559,116

			164,247,870

Basic Industry – 4.60%
AK Steel 7.625% 5/15/20		715,000	740,025
Allegion U.S. Holding 144A 5.75% 10/1/21 #		1,365,000	1,443,487
ArcelorMittal
6.125% 6/1/18		1,655,000	1,820,500
10.35% 6/1/19		2,685,000	3,450,225
Axalta Coating System 144A 7.375% 5/1/21 #		1,065,000	1,166,175
Braskem Finance 6.45% 2/3/24		2,045,000	2,190,706
Cemex Finance 144A 6.00% 4/1/24 #		1,337,000	1,395,494
CF Industries
5.15% 3/15/34		2,385,000	2,548,852
6.875% 5/1/18		4,030,000	4,742,186
7.125% 5/1/20		1,165,000	1,436,750
Cia Minera Ares 144A 7.75% 1/23/21 #		1,410,000	1,519,275
Dow Chemical 8.55% 5/15/19		9,021,000	11,606,428
Eastman Chemical 4.65% 10/15/44		2,775,000	2,757,229
Fibria Overseas Finance 5.25% 5/12/24		1,670,000	1,665,825
FMG Resources August 2006 144A 6.875% 4/1/22 #		9,544,000	10,271,730
Georgia-Pacific 8.00% 1/15/24		5,120,000	6,916,316
HD Supply
7.50% 7/15/20		588,000	645,330
11.50% 7/15/20		1,190,000	1,433,950
International Paper
3.65% 6/15/24		2,420,000	2,430,636
4.80% 6/15/44		25,000	25,297
6.00% 11/15/41		2,075,000	2,453,934
7.50% 8/15/21		835,000	1,065,466
LSB Industries 7.75% 8/1/19		240,000	258,000
Masonite International 144A 8.25% 4/15/21 #		465,000	509,175
MMC Finance 144A 5.55% 10/28/20 #		1,446,000	1,460,460
Monsanto
3.375% 7/15/24		385,000	388,348
4.40% 7/15/44		5,085,000	5,117,198
Mosaic 5.625% 11/15/43		3,495,000	3,997,836
Nortek 8.50% 4/15/21		1,420,000	1,576,200
Novelis 8.75% 12/15/20		1,420,000	1,583,300
OCP
144A 5.625% 4/25/24 #		2,560,000	2,691,200
144A 6.875% 4/25/44 #		1,850,000	1,943,185
Perstorp Holding 144A 8.75% 5/15/17 #		840,000	905,100
Phosagro 144A 4.204% 2/13/18 #		2,516,000	2,500,275
Plains Exploration & Production 6.50% 11/15/20		1,685,000	1,889,306
PolyOne 5.25% 3/15/23		780,000	805,350
Rio Tinto Finance USA 3.50% 11/2/20		1,060,000	1,110,631
Rock-Tenn
3.50% 3/1/20		2,485,000	2,560,370
4.00% 3/1/23		1,065,000	1,094,815
4.45% 3/1/19		485,000	526,049
Ryerson
9.00% 10/15/17		815,000	874,087
11.25% 10/15/18		340,000	380,800
TPC Group 144A 8.75% 12/15/20 #		635,000	706,437
Vedanta Resources 144A 6.00% 1/31/19 #		1,565,000	1,625,722
Weyerhaeuser 4.625% 9/15/23		2,460,000	2,667,705
Yamana Gold 144A 4.95% 7/15/24 #		1,860,000	1,875,905

			102,773,270

Brokerage – 0.40%
Jefferies Group
5.125% 1/20/23		1,515,000	1,627,001
6.45% 6/8/27		878,000	1,000,657
6.50% 1/20/43		570,000	630,899

Diversified Income Series-8

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
4.25% 11/14/20		180,000	$188,848
6.85% 6/15/17		4,829,000	5,482,325

			8,929,730

Capital Goods – 1.77%
Accudyne Industries 144A 7.75% 12/15/20 #		300,000	322,500
Ball
4.00% 11/15/23		1,785,000	1,709,137
5.00% 3/15/22		820,000	844,600
Berry Plastics 5.50% 5/15/22		655,000	659,503
BOE Merger 144A PIK 9.50% 11/1/17 #T		70,000	73,937
Caterpillar 3.40% 5/15/24		2,010,000	2,037,036
Cemex
144A 4.976% 10/15/18 #•		1,040,000	1,120,600
144A 9.50% 6/15/18 #		1,150,000	1,322,500
Consolidated Container 144A 10.125% 7/15/20 #		655,000	661,550
Crane
2.75% 12/15/18		595,000	609,195
4.45% 12/15/23		2,745,000	2,893,178
Crown Americas 4.50% 1/15/23		465,000	455,235
GE Capital European Funding 2.25% 7/20/20	EUR	854,000	1,236,284
Ingersoll-Rand Global Holding 4.25% 6/15/23		4,225,000	4,452,985
Metalloinvest Finance
144A 5.625% 4/17/20 #		1,865,000	1,818,375
144A 6.50% 7/21/16 #		715,000	749,856
Milacron 144A 7.75% 2/15/21 #		790,000	869,000
OAS Finance 144A 8.00% 7/2/21 #		720,000	729,000
OAS Investments 144A 8.25% 10/19/19 #		2,515,000	2,609,313
Plastipak Holdings 144A 6.50% 10/1/21 #		995,000	1,054,700
Reynolds Group Issuer 8.25% 2/15/21		4,950,000	5,407,875
TransDigm
144A 6.00% 7/15/22 #		1,010,000	1,039,037
144A 6.50% 7/15/24 #		585,000	609,863
7.50% 7/15/21		925,000	1,029,063
URS
3.85% 4/1/17		365,000	380,662
5.00% 4/1/22		1,340,000	1,367,580
Votorantim Cimentos 144A 7.25% 4/5/41 #		3,225,000	3,422,531

			39,485,095

Communications – 6.99%
America Movil 5.00% 3/30/20		2,720,000	3,029,182
American Tower Trust I 144A 1.551% 3/15/43 #		955,000	951,965
American Tower Trust I 144A 3.07% 3/15/23 #		2,385,000	2,361,936
AT&T 4.80% 6/15/44		7,390,000	7,574,321
Bell Canada 3.35% 3/22/23	CAD	773,000	720,389
Bharti Airtel International Netherlands 144A 5.35% 5/20/24 #		2,615,000	2,726,268
Brasil Telecom 144A 5.75% 2/10/22 #		1,286,000	1,296,288
CC Holdings GS V 3.849% 4/15/23		1,690,000	1,699,704
CenturyLink
5.80% 3/15/22		4,175,000	4,368,094
6.75% 12/1/23		940,000	1,031,650
Columbus International 144A 7.375% 3/30/21 #		3,470,000	3,751,937
Comcel Trust 144A 6.875% 2/6/24 #		1,200,000	1,299,000
Crown Castle Towers 144A 4.883% 8/15/20 #		9,485,000	10,490,932
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	416,000	857,693
Digicel Group 144A 8.25% 9/30/20 #		3,770,000	4,128,150
DIRECTV Holdings 4.45% 4/1/24		6,145,000	6,528,620
ENTEL Chile 144A 4.875% 10/30/24 #		2,950,000	3,079,331
Equinix
4.875% 4/1/20		702,000	723,060
5.375% 4/1/23		1,203,000	1,236,083
Grupo Televisa 5.00% 5/13/45		2,350,000	2,366,427
Historic TW 6.875% 6/15/18		5,675,000	6,772,721
Hughes Satellite Systems 7.625% 6/15/21		505,000	580,750
Intelsat Luxembourg
7.75% 6/1/21		1,525,000	1,620,313
8.125% 6/1/23		8,565,000	9,293,025
Interpublic Group 4.20% 4/15/24		975,000	1,008,089
Level 3 Financing 144A 6.125% 1/15/21 #		1,880,000	2,021,000
MetroPCS Wireless 6.625% 11/15/20		665,000	712,381
Millicom International Cellular 144A 6.625% 10/15/21 #		1,760,000	1,900,800
MTS International Funding 144A 8.625% 6/22/20 #		2,880,000	3,421,152
Myriad International Holdings
144A 6.00% 7/18/20 #		825,000	913,687
144A 6.375% 7/28/17 #		1,575,000	1,744,313
SBA Tower Trust 144A 2.24% 4/16/18 #		1,800,000	1,789,484
SES 144A 3.60% 4/4/23 #		4,420,000	4,481,107
SES Global Americas Holdings 144A 5.30% 3/25/44 #		4,305,000	4,611,731
Sprint
144A 7.125% 6/15/24 #		1,860,000	1,976,250
144A 7.25% 9/15/21 #		1,240,000	1,371,750
144A 7.875% 9/15/23 #		1,180,000	1,315,700
Sprint Capital 6.90% 5/1/19		1,075,000	1,190,563

Diversified Income Series-9

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
TBG Global PTE 144A 4.625% 4/3/18 #		1,430,000	$1,455,025
Telefonica Chile 144A 3.875% 10/12/22 #		2,900,000	2,866,984
Telefonica Emisiones 4.57% 4/27/23		4,260,000	4,532,823
Telemar Norte Leste 144A 5.50% 10/23/20 #		2,245,000	2,311,677
Time Warner 3.55% 6/1/24		1,615,000	1,606,809
Time Warner Cable 8.25% 4/1/19		5,200,000	6,595,784
T-Mobile USA
6.125% 1/15/22		1,365,000	1,453,725
6.50% 1/15/24		1,020,000	1,092,675
6.836% 4/28/23		1,860,000	2,032,050
Turk Telekomunikasyon AS 144A 3.75% 6/19/19 #		1,685,000	1,670,720
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,445,099
5.15% 9/15/23		1,815,000	2,034,927
6.40% 9/15/33		1,440,000	1,769,142
6.55% 9/15/43		3,925,000	4,957,479
Viacom
4.375% 3/15/43		970,000	903,964
5.25% 4/1/44		2,345,000	2,486,816
Vimpel Communications 144A 7.748% 2/2/21 #		2,158,000	2,379,195
VTR Finance 144A 6.875% 2/4/22 #		3,130,000	3,368,625
Wind Acquisition Finance 144A 7.375% 4/23/21 #		1,215,000	1,300,050
Windstream
7.50% 4/1/23		315,000	342,563
7.75% 10/1/21		620,000	680,450
Zayo Group 10.125% 7/1/20		1,580,000	1,834,775

			156,067,203

Consumer Cyclical – 2.71%
Amazon.com 2.50% 11/29/22		4,650,000	4,406,410
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #T		1,005,000	1,010,025
Daimler 2.75% 12/10/18	NOK	5,560,000	927,422
Delphi
4.15% 3/15/24		3,280,000	3,412,410
6.125% 5/15/21		1,865,000	2,088,987
eBay 4.00% 7/15/42		1,290,000	1,157,554
Ford Motor Credit 5.875% 8/2/21		1,745,000	2,051,771
General Motors 144A 3.50% 10/2/18 #		1,865,000	1,911,625
Host Hotels & Resorts
3.75% 10/15/23		2,435,000	2,417,724
4.75% 3/1/23		2,060,000	2,199,598
5.875% 6/15/19		905,000	972,567
Hyundai Capital America
144A 2.125% 10/2/17 #		1,545,000	1,569,737
144A 2.55% 2/6/19 #		675,000	681,130
International Game Technology 5.35% 10/15/23		3,740,000	3,925,317
Landry’s 144A 9.375% 5/1/20 #		1,415,000	1,563,575
Levi Strauss 6.875% 5/1/22		1,390,000	1,539,425
Magna International 3.625% 6/15/24		2,250,000	2,272,813
Marriott International 3.375% 10/15/20		1,640,000	1,702,696
Netflix 144A 5.75% 3/1/24 #		1,440,000	1,512,000
PF Chang’s China Bistro 144A 10.25% 6/30/20 #		380,000	389,500
QVC 4.375% 3/15/23		3,605,000	3,668,545
Sally Holdings 5.75% 6/1/22		925,000	989,750
Signet UK Finance 4.70% 6/15/24		3,055,000	3,110,418
Target
2.30% 6/26/19		1,305,000	1,316,044
3.50% 7/1/24		1,520,000	1,540,377
Tenedora Nemak 144A 5.50% 2/28/23 #		2,340,000	2,386,800
Toyota Finance Australia
2.25% 8/31/16	NOK	1,230,000	202,671
3.04% 12/20/16	NZD	2,070,000	1,731,337
TRW Automotive 144A 4.45% 12/1/23 #		4,255,000	4,372,013
Volkswagen Financial Services 2.25% 5/15/17	NOK	680,000	111,718
Volvo Treasury 2.165% 3/1/17 •	SEK	3,500,000	531,142
Wyndham Worldwide
4.25% 3/1/22		1,045,000	1,075,732
5.625% 3/1/21		1,610,000	1,817,135

			60,565,968

Consumer Non-Cyclical – 3.59%
Actavis Funding SCS
144A 3.85% 6/15/24 #		3,905,000	3,955,324
144A 4.85% 6/15/44 #		1,125,000	1,140,089
Amgen
3.625% 5/22/24		4,170,000	4,215,390
4.00% 9/13/29	GBP	341,000	565,116
Boston Scientific
2.65% 10/1/18		1,370,000	1,401,862
6.00% 1/15/20		2,770,000	3,223,989
BRF
144A 3.95% 5/22/23 #		700,000	663,250
144A 5.875% 6/6/22 #		1,300,000	1,410,500
CareFusion 6.375% 8/1/19		3,540,000	4,149,138
Celgene
3.25% 8/15/22		1,560,000	1,559,300
3.625% 5/15/24		1,310,000	1,315,710
3.95% 10/15/20		2,215,000	2,339,255
4.625% 5/15/44		1,745,000	1,754,786
Constellation Brands 6.00% 5/1/22		515,000	580,663
Cosan Luxembourg 144A 5.00% 3/14/23 #		1,585,000	1,517,637
DP World 144A 6.85% 7/2/37 #		1,370,000	1,534,400
ENA Norte Trust 144A 4.95% 4/25/23 #		1,355,086	1,399,804

Diversified Income Series-10

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Express Scripts Holding
2.25% 6/15/19	1,815,000	$1,809,515
3.50% 6/15/24	5,195,000	5,151,289
Gilead Sciences 3.70% 4/1/24	3,375,000	3,470,010
JBS Investments 144A 7.75% 10/28/20 #	3,705,000	3,982,875
Kimberly-Clark de Mexico 144A 3.80% 4/8/24 #	740,000	753,860
Korea Expressway 144A 1.875% 10/22/17 #	2,035,000	2,048,016
Marfrig Overseas 144A 9.50% 5/4/20 #	1,380,000	1,497,300
McKesson 3.796% 3/15/24	4,250,000	4,353,521
Pernod-Ricard 144A 5.75% 4/7/21 #	3,815,000	4,391,771
Prestige Brands 144A 5.375% 12/15/21 #	1,290,000	1,322,250
Quest Diagnostics 2.70% 4/1/19	1,265,000	1,282,486
Smithfield Foods 6.625% 8/15/22	975,000	1,072,500
Spectrum Brands 6.375% 11/15/20	980,000	1,058,400
Thermo Fisher Scientific
2.40% 2/1/19	2,495,000	2,523,111
4.15% 2/1/24	1,945,000	2,038,010
Zimmer Holdings
3.375% 11/30/21	2,700,000	2,755,890
4.625% 11/30/19	3,610,000	3,998,880
Zoetis 3.25% 2/1/23	4,050,000	4,013,684

		80,249,581

Electric – 3.87%
AES Gener 144A 8.375% 12/18/73 #•	1,620,000	1,826,550
Ameren Illinois 9.75% 11/15/18	5,810,000	7,671,913
American Transmission Systems 144A 5.25% 1/15/22 #	5,325,000	5,829,917
Berkshire Hathaway Energy 3.75% 11/15/23	3,350,000	3,457,954
CenterPoint Energy 5.95% 2/1/17	95,000	106,173
Cleveland Electric Illuminating 5.50% 8/15/24	335,000	390,846
CMS Energy 6.25% 2/1/20	1,695,000	2,014,258
ComEd Financing III 6.35% 3/15/33	2,015,000	2,040,187
Duquesne Light Holdings 5.50% 8/15/15	1,076,000	1,131,001
Enel 144A 8.75% 9/24/73 #•	2,682,000	3,164,760
Entergy Arkansas 3.70% 6/1/24	880,000	915,504
Entergy Louisiana 4.05% 9/1/23	3,965,000	4,230,322
Exelon Generation 4.25% 6/15/22	4,160,000	4,350,998
Great Plains Energy
4.85% 6/1/21	1,675,000	1,853,744
5.292% 6/15/22	2,730,000	3,125,776
Indiana Michigan Power 3.20% 3/15/23	1,455,000	1,447,187
Integrys Energy Group 6.11% 12/1/66 •	3,215,000	3,305,251
IPALCO Enterprises 5.00% 5/1/18	1,370,000	1,469,325
ITC Holdings 3.65% 6/15/24	840,000	838,860
LG&E & KU Energy
3.75% 11/15/20	2,630,000	2,786,643
4.375% 10/1/21	3,695,000	3,963,460
Metropolitan Edison 144A 4.00% 4/15/25 #	2,250,000	2,274,345
National Rural Utilities Cooperative Finance 4.75% 4/30/43 •	2,790,000	2,752,642
NextEra Energy Capital Holdings
2.40% 9/15/19	3,000,000	3,019,845
3.625% 6/15/23	1,300,000	1,313,273
6.35% 10/1/66 •	80,000	78,941
NV Energy 6.25% 11/15/20	2,815,000	3,326,578
Pennsylvania Electric 5.20% 4/1/20	3,195,000	3,542,971
Public Service New Hampshire 3.50% 11/1/23	1,565,000	1,616,479
Public Service of Oklahoma 5.15% 12/1/19	3,595,000	4,060,002
Puget Energy 6.00% 9/1/21	1,065,000	1,256,981
SCANA 4.125% 2/1/22	2,260,000	2,366,903
Wisconsin Energy 6.25% 5/15/67 •	4,880,000	5,041,889

		86,571,478

Energy – 6.89%
AmeriGas Finance 7.00% 5/20/22	1,635,000	1,818,937
Bristow Group 6.25% 10/15/22	1,145,000	1,235,169
Chaparral Energy 7.625% 11/15/22	230,000	249,550
Chesapeake Energy 5.75% 3/15/23	2,630,000	2,935,606
Cimarex Energy 4.375% 6/1/24	1,440,000	1,470,600
CNOOC Finance 2012 144A 3.875% 5/2/22 #	1,200,000	1,225,728
CNOOC Nexen Finance 2014 4.25% 4/30/24	3,600,000	3,698,597
Continental Resources
4.50% 4/15/23	5,635,000	6,029,929
144A 4.90% 6/1/44 #	1,865,000	1,934,699
Drill Rigs Holdings 144A 6.50% 10/1/17 #	1,555,000	1,597,763
Ecopetrol 5.875% 5/28/45	1,350,000	1,403,028
El Paso Pipeline Partners Operating 4.30% 5/1/24	4,595,000	4,650,783
Enbridge Energy Partners 8.05% 10/1/37 •	3,675,000	4,158,263
Energy Transfer Partners
5.15% 2/1/43	1,670,000	1,721,670
5.95% 10/1/43	2,260,000	2,568,499
9.70% 3/15/19	2,159,000	2,832,757
Energy XXI Gulf Coast
144A 6.875% 3/15/24 #	1,180,000	1,206,550
7.50% 12/15/21	765,000	822,375
EnLink Midstream Partners 4.40% 4/1/24	4,220,000	4,436,959

Diversified Income Series-11

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating 7.034% 1/15/68 •		4,750,000	$5,425,949
Exterran Partners 6.00% 4/1/21		365,000	370,475
Halcon Resources 8.875% 5/15/21		925,000	999,000
Hercules Offshore
144A 6.75% 4/1/22 #		335,000	319,506
144A 7.50% 10/1/21 #		90,000	89,775
144A 8.75% 7/15/21 #		310,000	329,375
KazMunayGas National 144A 9.125% 7/2/18 #		2,160,000	2,610,576
Key Energy Services 6.75% 3/1/21		1,100,000	1,149,500
Kinder Morgan Energy Partners 9.00% 2/1/19		3,840,000	4,926,355
Laredo Petroleum 7.375% 5/1/22		1,115,000	1,251,587
Linn Energy 8.625% 4/15/20		515,000	558,775
Lukoil International Finance
6.125% 11/9/20		1,497,000	1,626,116
144A 6.125% 11/9/20 #		530,000	575,713
Midstates Petroleum 9.25% 6/1/21		1,290,000	1,422,225
MIE Holdings 144A 7.50% 4/25/19 #		1,330,000	1,410,891
Murphy Oil USA 6.00% 8/15/23		1,350,000	1,427,625
Newfield Exploration 5.625% 7/1/24		1,905,000	2,100,263
NiSource Finance 6.125% 3/1/22		2,085,000	2,468,196
Northern Oil & Gas 8.00% 6/1/20		455,000	487,987
Oasis Petroleum 144A 6.875% 3/15/22 #		1,410,000	1,543,950
Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22 #		2,220,081	2,375,486
Oleoducto Central 144A 4.00% 5/7/21 #		2,955,000	2,962,387
ONGC Videsh 2.50% 5/7/18		2,150,000	2,129,425
Pacific Rubiales Energy
144A 5.375% 1/26/19 #		1,470,000	1,536,150
144A 7.25% 12/12/21 #		1,705,000	1,901,075
PDC Energy 7.75% 10/15/22		350,000	392,000
Pertamina Persero 144A 4.875% 5/3/22 #		1,055,000	1,049,725
Petrobras Global Finance
4.875% 3/17/20		2,525,000	2,599,740
6.25% 3/17/24		1,040,000	1,109,576
Petrobras International Finance 5.375% 1/27/21		2,007,000	2,101,791
Petrohawk Energy 7.25% 8/15/18		3,185,000	3,336,287
Petroleos de Venezuela 9.00% 11/17/21		2,325,000	1,987,643
Petroleos Mexicanos 6.50% 6/2/41		985,000	1,149,987
Plains All American Pipeline 8.75% 5/1/19		3,435,000	4,426,867
Pride International 6.875% 8/15/20		8,765,000	10,664,402
PTT Exploration & Production PCL 144A 4.875% 12/29/49 #•		3,175,000	3,213,100
Range Resources 5.75% 6/1/21		400,000	434,000
Regency Energy Partners 5.50% 4/15/23		620,000	651,000
Samson Investment 144A 10.75% 2/15/20 #		1,845,000	1,953,394
SandRidge Energy 8.125% 10/15/22		2,130,000	2,356,313
Statoil 2.90% 11/8/20		1,490,000	1,534,083
Suburban Propane Partners 7.375% 8/1/21		350,000	382,375
Sunoco Logistics Partners Operations 3.45% 1/15/23		2,715,000	2,683,118
Talisman Energy 5.50% 5/15/42		4,950,000	5,386,803
TransCanada PipeLines 6.35% 5/15/67 •		5,485,000	5,724,969
Williams 4.55% 6/24/24		1,805,000	1,826,503
Williams Partners
3.90% 1/15/25		2,350,000	2,365,914
7.25% 2/1/17		2,765,000	3,162,115
Woodside Finance 144A 8.75% 3/1/19 #		3,000,000	3,810,609
YPF 144A 8.75% 4/4/24 #		1,603,000	1,678,982

			153,977,120

Finance Companies – 1.19%
GE Capital Canada Funding 2.42% 5/31/18	CAD	234,000	222,108
General Electric Capital
2.10% 12/11/19		795,000	795,619
3.45% 5/15/24		5,145,000	5,173,910
144A 3.80% 6/18/19 #		1,555,000	1,653,640
4.208% 12/6/21	SEK	2,000,000	329,907
6.00% 8/7/19		3,900,000	4,624,913
7.125% 12/29/49 •		4,100,000	4,846,360
Nuveen Investments 144A 9.50% 10/15/20 #		2,055,000	2,445,450
Rio Oil Finance Trust Series 2014-1 144A 6.25% 7/6/24 #		2,155,000	2,266,642
Temasek Financial I 144A 2.375% 1/23/23 #		1,615,000	1,548,767
Trust F/1401 144A 5.25% 12/15/24 #		2,515,000	2,647,037

			26,554,353

Healthcare – 1.06%
Air Medical Group Holdings 9.25% 11/1/18		788,000	843,160
Alere 7.25% 7/1/18		250,000	273,750
Community Health Systems
144A 6.875% 2/1/22 #		565,000	601,725
7.125% 7/15/20		485,000	525,619
8.00% 11/15/19		470,000	515,825
Crimson Merger Sub 144A 6.625% 5/15/22 #		1,275,000	1,267,031
DaVita HealthCare Partners 5.125% 7/15/24		2,175,000	2,192,672

Diversified Income Series-12

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Fresenius Medical Care US Finance II 144A 5.875% 1/31/22 #	995,000	$1,104,450
HCA 7.50% 2/15/22	3,270,000	3,780,937
HCA Holdings 6.25% 2/15/21	1,501,000	1,615,451
Immucor 11.125% 8/15/19	960,000	1,075,200
Kinetic Concepts 10.50% 11/1/18	780,000	883,350
Mylan 144A 6.00% 11/15/18 #	630,000	659,002
Par Pharmaceutical 7.375% 10/15/20	955,000	1,031,400
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	2,370,000	2,547,750
Service Corporation International 144A 5.375% 5/15/24 #	1,355,000	1,387,181
Tenet Healthcare
6.00% 10/1/20	1,963,000	2,134,763
8.00% 8/1/20	390,000	423,637
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	280,000	288,750
144A 6.375% 10/15/20 #	595,000	634,419

		23,786,072

Insurance – 2.01%
Allstate 5.75% 8/15/53 •	2,380,000	2,560,713
American International Group
4.125% 2/15/24	1,585,000	1,671,745
8.175% 5/15/58 •	1,680,000	2,322,600
8.25% 8/15/18	2,815,000	3,500,531
Berkshire Hathaway Finance 2.90% 10/15/20	2,225,000	2,294,809
Chubb 6.375% 3/29/67 •	3,000,000	3,348,750
Five Corners Funding Trust 144A 4.419% 11/15/23 #	3,425,000	3,618,026
Highmark
144A 4.75% 5/15/21 #	1,235,000	1,248,201
144A 6.125% 5/15/41 #	515,000	504,347
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	975,000	1,049,344
ING U.S. 5.65% 5/15/53 •	2,095,000	2,142,137
Liberty Mutual Group
144A 4.25% 6/15/23 #	2,155,000	2,237,739
144A 4.95% 5/1/22 #	835,000	914,781
MetLife
3.60% 4/10/24	3,160,000	3,224,976
6.40% 12/15/36	75,000	84,187
6.817% 8/15/18	225,000	269,195
MetLife Capital Trust X 144A
9.25% 4/8/38 #	3,120,000	4,446,000
Onex USI Acquisition 144A 7.75% 1/15/21 #	195,000	201,337
Prudential Financial
3.50% 5/15/24	1,475,000	1,473,612
3.875% 1/14/15	1,020,000	1,039,039
4.50% 11/15/20	785,000	866,448
Prudential Financial
5.625% 6/15/43 •	1,745,000	1,875,317
6.00% 12/1/17	1,880,000	2,154,399
XL Group 6.50% 12/29/49 •	1,895,000	1,876,050

		44,924,283

Media – 0.99%
Altice 144A 7.75% 5/15/22 #	685,000	732,950
CCO Holdings 5.25% 9/30/22	1,155,000	1,176,656
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	1,165,000	1,243,637
CSC Holdings
144A 5.25% 6/1/24 #	1,625,000	1,602,656
6.75% 11/15/21	460,000	507,725
DISH DBS
5.00% 3/15/23	1,135,000	1,159,119
5.875% 7/15/22	630,000	685,125
7.875% 9/1/19	472,000	561,680
Gray Television 7.50% 10/1/20	1,250,000	1,353,125
Lamar Media 5.00% 5/1/23	2,050,000	2,073,063
MDC Partners 144A 6.75% 4/1/20 #	1,060,000	1,123,600
Nielsen Luxembourg 144A 5.50% 10/1/21 #	620,000	643,250
Numericable Group 144A 6.00% 5/15/22 #	735,000	765,319
Sinclair Television Group
5.375% 4/1/21	1,925,000	1,946,656
6.125% 10/1/22	1,060,000	1,113,000
Univision Communications
144A 5.125% 5/15/23 #	1,880,000	1,999,850
144A 6.75% 9/15/22 #	1,050,000	1,166,813
Virgin Media Finance 144A 6.375% 4/15/23 #	2,005,000	2,185,450

		22,039,674

Real Estate Investment Trusts – 1.31%
Alexandria Real Estate Equities
3.90% 6/15/23	500,000	498,831
4.60% 4/1/22	2,980,000	3,155,909
Carey (W.P.) 4.60% 4/1/24	1,650,000	1,718,102
CBL & Associates 5.25% 12/1/23	1,635,000	1,746,368
Corporate Office Properties
3.60% 5/15/23	1,715,000	1,642,973
5.25% 2/15/24	1,720,000	1,846,124
DDR
4.625% 7/15/22	800,000	857,442
4.75% 4/15/18	2,200,000	2,396,412
7.50% 4/1/17	1,060,000	1,223,927
7.875% 9/1/20	1,810,000	2,293,208
Digital Realty Trust 5.875% 2/1/20	2,105,000	2,342,318
Duke Realty 3.625% 4/15/23	1,255,000	1,246,922
Excel Trust 4.625% 5/15/24	1,220,000	1,243,141

Diversified Income Series-13

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings 3.375% 7/15/21		1,115,000	$1,117,335
National Retail Properties 3.80% 10/15/22		445,000	454,556
Regency Centers
4.80% 4/15/21		1,960,000	2,159,697
5.875% 6/15/17		575,000	646,851
WEA Finance 144A 4.625% 5/10/21 #		2,235,000	2,567,387

			29,157,503

Services Cyclical – 0.88%
Activision Blizzard 144A 6.125% 9/15/23 #		1,140,000	1,256,850
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #		2,280,000	2,433,900
144A 10.75% 10/15/19 #		3,855,000	3,989,925
Ameristar Casinos 7.50% 4/15/21		1,205,000	1,301,400
Avis Budget Car Rental
144A 5.125% 6/1/22 #		225,000	225,844
5.50% 4/1/23		2,105,000	2,162,887
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #		875,000	889,766
Corrections Corp of America 4.625% 5/1/23		1,071,000	1,054,935
MGM Resorts International
6.75% 10/1/20		780,000	872,625
7.75% 3/15/22		325,000	381,875
11.375% 3/1/18		1,840,000	2,396,600
Standard Pacific 10.75% 9/15/16		20,000	23,775
United Rentals North America 5.75% 11/15/24		1,295,000	1,348,419
Wynn Las Vegas
144A 4.25% 5/30/23 #		705,000	685,613
5.375% 3/15/22		570,000	596,363

			19,620,777

Technology – 2.16%
Apple 3.45% 5/6/24		4,540,000	4,600,128
Avaya 144A 7.00% 4/1/19 #		670,000	673,350
Baidu
2.75% 6/9/19		2,351,000	2,362,865
3.25% 8/6/18		2,305,000	2,387,208
BMC Software Finance 144A 8.125% 7/15/21 #		2,705,000	2,796,294
EMC 2.65% 6/1/20		655,000	661,260
First Data
11.25% 1/15/21		3,845,000	4,498,650
11.75% 8/15/21		725,000	863,656
International Business Machines 3.625% 2/12/24		5,420,000	5,572,454
Jabil Circuit 7.75% 7/15/16		330,000	374,963
Microsoft 2.125% 11/15/22		725,000	695,485
National Semiconductor 6.60% 6/15/17		4,745,000	5,496,447
NCR 144A 6.375% 12/15/23 #		1,155,000	1,258,950
NetApp 3.25% 12/15/22		1,985,000	1,914,918
NXP Funding 144A 5.75% 3/15/23 #		675,000	711,281
Oracle
3.40% 7/8/24		1,335,000	1,331,970
4.30% 7/8/34		1,735,000	1,734,306
Samsung Electronics America 144A 1.75% 4/10/17 #		3,005,000	3,021,086
Seagate HDD Cayman 144A 4.75% 1/1/25 #		3,780,000	3,770,550
Tencent Holdings 144A 3.375% 5/2/19 #		1,680,000	1,719,683
Xerox 6.35% 5/15/18		1,555,000	1,808,476

			48,253,980

Transportation – 0.87%
Brambles USA
144A 3.95% 4/1/15 #		965,000	985,766
144A 5.35% 4/1/20 #		910,000	1,031,083
Burlington Northern Santa Fe 4.90% 4/1/44		2,790,000	2,994,409
ERAC USA Finance 144A 5.25% 10/1/20 #		6,355,000	7,228,787
Norfolk Southern
3.85% 1/15/24		1,785,000	1,861,378
4.80% 8/15/43		445,000	475,322
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN	21,100,000	1,563,322
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26¿		830,000	841,413
United Parcel Service 5.125% 4/1/19		2,120,000	2,428,931

			19,410,411

Utilities – 0.93%
AES
5.50% 3/15/24		1,060,000	1,089,150
7.375% 7/1/21		1,354,000	1,590,950
Calpine 144A 6.00% 1/15/22 #		2,140,000	2,316,550
Comision Federal de Electricidad 144A 4.875% 1/15/24 #		1,420,000	1,519,400
Electricite de France
144A 4.60% 1/27/20 #		1,395,000	1,552,953
144A 5.25% 1/29/49 #•		4,020,000	4,110,973
Elwood Energy 8.159% 7/5/26		616,583	699,821
NRG Energy 144A 6.25% 5/1/24 #		1,160,000	1,213,650
Saudi Electricity Global Sukuk 3
144A 4.00% 4/8/24 #		1,929,000	1,968,062
144A 5.50% 4/8/44 #		593,000	611,531
State Grid Overseas Investment 2014 144A 2.75% 5/7/19 #		1,300,000	1,312,051

Diversified Income Series-14

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
State Grid Overseas Investment 2014 144A 4.125% 5/7/24 #	2,785,000	$2,863,593

		20,848,684

Total Corporate Bonds (cost $1,061,088,187)		1,115,873,042

Municipal Bonds – 0.45%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	785,000	849,888
Golden State, California Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes)
Series A-1
5.125% 6/1/47	1,840,000	1,343,421
5.75% 6/1/47	2,025,000	1,614,634
New Jersey Transportation Trust Fund
Series A 5.00% 6/15/42	350,000	369,617
Series AA 5.00% 6/15/44	1,105,000	1,172,527
New York City, New York Series I 5.00% 8/1/22	745,000	886,386
New York City Water & Sewer System (Second Generation) Series BB 5.00% 6/15/47	380,000	413,432
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	1,020,000	1,185,679
Oregon State Taxable Pension 5.892% 6/1/27	5,000	6,062
State of Maryland Local Facilities Series A 5.00% 8/1/21	1,055,000	1,283,355
Texas Private Activity Bond Surface Transportation Revenue Bond (Senior Lien Note Mobility) 6.75% 6/30/43 (AMT)	780,000	933,301

Total Municipal Bonds (cost $9,627,481)		10,058,302

Non-Agency Asset-Backed Securities – 1.12%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	1,264,000	1,381,922
Ally Master Owner Trust Series 2013-2 A 0.602% 4/15/18 •	2,300,000	2,304,165
ARL Second Series 2014-1A A1 144A 2.92% 6/15/44 #	1,410,000	1,409,435
Avis Budget Rental Car Funding AESOP Series 2011-3A A 144A 3.41% 11/20/17 #	1,480,000	1,549,918
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	1,750,000	1,749,062
Series 2014-1A A 144A 2.46% 7/20/20 #	1,500,000	1,510,753
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	846,788	854,385
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	1,285,000	1,460,783
Citibank Credit Card Issuance Trust Series 2014-A5 A5 2.68% 6/7/23	2,000,000	2,007,046
FRS I Series 2013-1A A1 144A 1.80% 4/15/43 #	541,820	539,722
Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17 #	985,000	987,884
GreatAmerica Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18 #	205,000	204,938
M&T Bank Auto Receivables Trust Series 2013-1A A3 144A 1.06% 11/15/17 #	5,400,000	5,435,122
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #•	28,155	28,183
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	11,850	12,634
MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22 #	2,135,000	2,135,749
Residential Asset Securities Series 2006-KS3 AI3 0.322% 4/25/36 •	380	379
Trafigura Securitisation Finance Series 2012-1A A 144A 2.552% 10/15/15 #•	1,510,000	1,525,926

Total Non-Agency Asset-Backed Securities (cost $24,923,303)		25,098,006

Non-Agency Collateralized Mortgage Obligations – 0.37%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 f	145,150	148,585
Bank of America Alternative Loan Trust Series 2005-1 2A1 5.50% 2/25/20	151,812	155,423

Diversified Income Series-15

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	23,049	$23,810
Series 2005-6 7A1 5.50% 7/25/20	163,193	166,433
ChaseFlex Trust Series 2006-1 A4 5.137% 6/25/36 •	1,490,000	1,290,821
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	170,366	175,404
Citicorp Residential Mortgage Trust
Series 2006-3 A4 5.703% 11/25/36 f	1,051,332	1,064,833
Series 2006-3 A5 5.948% 11/25/36 f	1,800,000	1,801,809
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 2.598% 5/25/33 ¿•	149	151
GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.415% 1/25/36 •	249,779	229,915
JPMorgan Mortgage Trust Series 2006-A2 3A3 5.269% 4/25/36 •	330,229	303,508
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 •	10,160	10,176
Series 2005-6 7A1 5.196% 6/25/35 •	183,945	174,566
Washington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35 ¿•	105,011	56,036
Washington Mutual Mortgage Pass Through Certificates Series 2006-AR14 2A1 2.026% 11/25/36 ¿•	1,137,498	953,860
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	560,856	570,198
Series 2006-3 A11 5.50% 3/25/36	557,240	576,543
Series 2006-AR5 2A1 2.615% 4/25/36 •	445,608	435,271

Total Non-Agency Collateralized Mortgage Obligations (cost $7,262,620)		8,137,342

Senior Secured Loans – 10.88% «
Air Medical Group Tranche B1 5.00% 5/29/18	691,652	695,975
Akorn Tranche B 1st Lien 4.50% 4/17/21	1,080,000	1,086,300
Albertsons Tranche B 1st Lien 4.75% 3/21/19	586,091	589,857
Allegion U.S. Holding Tranche B 3.00% 12/26/20	497,500	497,599
American Tire 1st Lien 5.75% 6/1/18	641,963	647,178
American Tire 1st Lien Tranche DD 5.75% 6/1/18	151,429	152,659
Applied Systems 1st Lien 4.25% 1/15/21	3,319,320	3,335,322
Applied Systems 2nd Lien 7.50% 1/15/22	2,041,276	2,086,184
ARAMARK Tranche E 3.25% 9/7/19	533,663	531,828
Arysta Lifescience 1st Lien 4.50% 5/20/20	445,500	448,557
Arysta Lifescience 2nd Lien 8.25% 11/22/20	610,000	624,487
Atkore International 2nd Lien 7.75% 9/27/21	825,000	832,219
Avast Software 1st Lien 5.00% 3/18/20	1,624,438	1,628,499
Avaya Tranche B-3 4.50% 10/27/17	1,442,300	1,415,772
Axalta Coating Systems U.S. Holdings 1st Lien 4.00% 2/1/20	1,089,000	1,090,967
Azure Midstream Tranche B 6.50% 10/21/18	989,316	997,973
Bally Technologies Tranche B 4.25% 8/22/20	1,536,446	1,544,368
Biomet 1st Lien 3.50% 7/25/17	691,654	693,543
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,825,000	1,875,567
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	606,188	607,929
Bowie Recourse Tranche B 1st Lien 6.75% 8/9/20	955,500	967,444
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	1,105,520	1,114,668
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	3,450,000	3,452,463
Calpine Construction Finance Tranche B 3.00% 5/1/20	2,899,183	2,852,590
Calpine Construction Finance Tranche B2 3.25% 1/31/22	2,984,969	2,959,597
Catalent Pharma Solutions Tranche B 4.50% 9/15/21	1,153,000	1,161,288
CBS Outdoor Tranche B 3.00% 1/17/21	2,530,000	2,525,454
Chrysler Group Tranche B 1st Lien
3.25% 12/29/18	5,122,163	5,115,739
3.50% 5/24/17	560,925	563,830
Citycenter Holdings Tranche B 5.00% 10/9/20	1,168,405	1,178,994
Clear Channel Communications Tranche B 3.65% 1/29/16	7,077,478	7,035,431
Clear Channel Communications Tranche D 6.75% 1/30/19	1,010,000	1,007,601
Clear Channel Communications Tranche E 1st Lien 7.50% 7/30/19	455,343	457,272

Diversified Income Series-16

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Principal amount°	Value (U.S. $)
Senior Secured Loans « (continued)
Community Health Systems Tranche D 4.25% 1/27/21	6,396,715	$6,444,192
Community Health Systems Tranche E 3.25% 1/25/17	553,784	555,772
Crown Castles Operating Tranche B2 3.00% 1/31/21	1,183,993	1,185,103
Davita Healthcare Partners Tranche B 3.50% 6/19/21	2,100,000	2,112,562
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	2,103,706	2,106,148
Diamond Reports 1st Lien 5.50% 4/25/21	1,750,000	1,760,937
Drillships Financing Holding Tranche B1 6.00% 2/17/21	5,669,620	5,754,664
Dynegy Tranche B2 4.00% 4/16/20	2,092,654	2,101,996
Emdeon 1st Lien 3.75% 11/2/18	1,944,024	1,947,426
Energy Transfer 1st Lien 3.25% 12/2/19	4,185,000	4,148,143
Equipower Resources Holdings Tranche B 4.25% 12/21/18	443,253	445,469
Fieldwood Energy 2nd Lien 8.375% 9/30/20	835,000	863,477
First Data Tranche B 1st Lien 4.00% 3/24/21	4,439,831	4,456,086
Flint Group 1st Lien 4.75% 5/2/21	1,675,000	1,683,375
Flint Group Tranche 2nd Lien 8.25% 5/2/22	745,000	750,898
Flying Fortress 1st Lien 3.50% 6/30/17	282,500	282,677
Fortescue Resources 1st Lien 3.75% 6/30/19	709,638	711,116
Gardner Denver 1st Lien 4.25% 7/23/20	1,215,813	1,216,779
Gates Global 1st Lien 4.25% 6/12/21	1,995,000	1,991,104
Generac Power Systems Tranche B 3.50% 5/10/20	750,316	746,655
Gentiva Health Services Tranche B 6.50% 10/10/19	1,706,406	1,709,606
Gentiva Health Services Tranche C 5.75% 10/10/18	459,500	461,223
Great Wolf Resorts 1st Lien 4.50% 7/31/20	589,050	591,351
HCA Tranche B4 2.75% 5/1/18	1,617,775	1,621,819
HD Supply Tranche B 4.00% 6/28/18	1,584,702	1,587,248
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	9,112,467	9,107,825
Hostess Brands 1st Lien 6.75% 3/12/20	937,650	975,156
Houghton International 1st Lien 4.00% 12/10/19	408,775	409,541
Houghton International 2nd Lien 9.50% 11/20/20	570,000	584,963
Hudson’s Bay Tranche B 1st Lien 4.75% 10/7/20	957,375	969,872
Huntsman International Tranche B 3.75% 10/11/20	2,440,000	2,441,513
Husky International 2nd Lien 7.25% 6/10/22	425,000	428,187
Husky International Tranche B 1st Lien 4.25% 6/10/21	425,000	427,656
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,777,450	1,786,604
Ikaria 5.00% 2/4/22	2,616,000	2,637,255
Immucor Tranche B2 5.00% 8/19/18	3,483,297	3,508,335
Ineos US Finance Tranche B 3.75% 5/4/18	2,445,005	2,442,118
Infor U.S. Tranche B5 1st Lien 3.75% 6/3/20	1,333,143	1,327,518
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,620,813	2,628,594
J. Crew Group Tranche B 1st Lien 4.00% 2/28/21	515,000	509,005
KIK Custom Products 1st Lien 5.50% 5/17/19	2,124,315	2,128,629
Kinetic Concepts Tranche E1 4.00% 5/8/18	1,934,164	1,939,200
Landry’s Tranche B 4.00% 4/24/18	1,674,149	1,680,428
Level 3 Financing Tranche B 4.00% 1/15/20	2,190,000	2,197,117
Lightower Fiber Networks 4.00% 4/1/20 .	321,825	321,825
LTS Buyer 2nd Lien 8.00% 3/15/21	1,509,825	1,533,730
Mauser Holdings 2nd Lien 8.25% 6/30/22	1,475,000	1,460,250
MGM Resorts International 3.50% 12/20/19	1,172,150	1,170,245
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	722,700	722,442
Moxie Liberty Tranche B 7.50% 8/21/20	1,700,000	1,746,750
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/18/20	1,795,000	1,830,900
National Vision 4.00% 3/6/21	3,990,000	3,970,050
NEP Broadcasting 2nd Lien 9.50% 7/3/20	1,619,286	1,666,852
NEP Tranche B 1st Lien 4.25% 1/22/20	244,388	244,922
New Albertsons 1st Lien 4.75% 6/24/21	1,080,000	1,084,950
Numericable 4.50% 4/23/20	4,178,783	4,203,158
Numericable US Tranche B2 1st Lien 4.50% 4/23/20	3,615,217	3,640,918
Nuveen Investments 1st Lien 4.00% 5/13/17	1,150,000	1,153,274
Nuveen Investments 2nd Lien 6.50% 2/28/19	6,712,925	6,789,647
Ortho-Clinical Diagnostics Tranche B 1st Lien 4.75% 6/30/21	2,200,000	2,217,717

Diversified Income Series-17

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

		Principal amount°	Value (U.S. $)
Senior Secured Loans « (continued)
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19		225,779	$226,243
Otterbox Tranche B 5.75% 5/30/20		1,490,000	1,480,687
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19		1,617,000	1,659,446
Patheon 4.25% 1/23/21		465,000	462,094
Peabody Energy Tranche B 4.25% 9/20/20		1,186,038	1,195,025
Pharmaceutical Product Development 4.00% 12/5/18		881,575	884,973
Pinnacle Entertainment Tranche B2 3.75% 8/13/20		319,612	320,543
Ply Gem Industries 1st Lien 4.00% 1/22/21		778,050	774,354
Polymer Group Tranche B
5.25% 12/13/19		2,755,585	2,761,614
5.25% 12/19/19		403,554	406,076
PQ 1st Lien 4.00% 8/7/17		2,362,508	2,371,367
PVH tranche B 1st Lien 3.25% 2/13/20		916,058	923,692
Quickrete 2nd Lien 7.00% 3/19/21		910,000	931,613
Ranpak 2nd Lien 8.50% 4/10/20		940,000	962,325
Regent Seven Seas Cruises Tranche B 1st Lien 3.75% 12/21/18		915,400	915,972
Remy International Tranche B 1st Lien 4.25% 3/5/20		433,433	434,517
Republic of Angola 6.57% 12/16/23		4,385,000	4,385,000
Reynolds Group 1st Lien 4.00% 12/31/18		1,832,193	1,836,889
Rite Aid 2nd Lien 5.75% 8/3/20		730,000	747,155
Salix Pharmaceuticals Tranche B 4.25% 12/17/19		1,194,375	1,205,358
Samson Investment 2nd Lien 5.00% 9/25/18		3,336,000	3,342,852
Santander Asset Management Tranche B 4.25% 11/26/20		3,308,375	3,323,537
SBA Communications Tranche B 1st Lien 3.25% 3/31/21		325,000	323,815
Scientific Games International 4.25% 5/22/20		2,323,325	2,303,358
Sensus 4.75% 5/9/17		1,488,493	1,496,556
Sensus 2nd Lien 8.50% 4/13/18		735,000	739,134
ServiceMaster Tranche B 1st Lien 4.25% 6/16/21		1,080,000	1,080,000
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		1,388,775	1,393,983
Sprouts Farmers Markets Holdings 4.00% 4/12/20		2,851,874	2,862,568
Stena 1st Lien 4.00% 2/21/21		3,990,000	4,001,224
Supervalu 1st Lien 4.50% 3/21/19		1,216,722	1,217,767
Surgical Care Affiliates tranche C 4.25% 6/30/18		237,600	237,226
TransDigm Tranche C 3.75% 2/7/20		1,535,482	1,531,548
Truven Health Analytics Tranche B 4.50% 5/23/19		501,948	497,869
United Continental Tranche B 3.50% 4/1/19		715,938	715,117
Univision Communications 1st Lien 4.00% 3/1/20		493,750	494,020
Univision Communications Tranche C4 4.00% 3/1/20		3,650,056	3,651,768
US Airways Tranche B1 3.50% 5/23/19		757,350	757,161
US Airways Tranche B2 3.00% 11/23/16		234,630	235,275
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18		1,920,860	1,926,061
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20		3,988,084	3,989,580
Vantage Drilling Tranche B 1st Lien
5.00% 10/25/17		866,145	863,845
5.75% 3/28/19		1,989,924	1,984,120
Wide Open West Finance 4.75% 3/27/19		2,977,313	2,993,363
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		3,519,014	3,528,360
Ziggo Tranche B 2nd Lien 3.50% 1/15/22		413,447	408,906
Ziggo Tranche B 3rd Lien 3.50% 1/20/22		679,972	672,505
Ziggo Tranche B1 1st Lien 3.50% 1/15/22		641,581	634,535

Total Senior Secured Loans (cost $241,835,633)			242,989,122

Sovereign Bonds – 1.48% Δ
Azerbaijan – 0.06%
Republic of Azerbaijan International Bond 144A 4.75% 3/18/24 #		1,406,000	1,455,210

			1,455,210

Brazil – 0.03%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	1,814,000	686,488

			686,488

Finland – 0.02%
Finland Government Bond 2.25% 3/6/18	NOK	3,000,000	491,931

			491,931

Iceland – 0.08%
Republic of Iceland 144A 5.875% 5/11/22 #		1,595,000	1,762,893

			1,762,893

Diversified Income Series-18

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

		Principal amount°	Value (U.S. $)
Sovereign Bonds Δ (continued)
Indonesia – 0.27%
Indonesia Government International Bond
144A 3.375% 4/15/23 #		2,512,000	2,342,440
144A 5.875% 1/15/24 #		1,407,000	1,556,494
Perusahaan Penerbit Indonesia 144A 6.125% 3/15/19 #		1,925,000	2,148,781

			6,047,715

Ivory Coast – 0.12%
Ivory Coast Government International Bond 5.75% 12/31/32		2,636,000	2,573,395

			2,573,395

Kenya – 0.08%
Kenya Government International Bond 144A 5.875% 6/24/19 #		1,700,000	1,737,400

			1,737,400

Mexico – 0.11%
Mexican Bonos
6.50% 6/10/21	MXN	1,519,100	126,001
6.50% 6/9/22	MXN	21,932,000	1,800,780
7.75% 5/29/31	MXN	4,904,000	433,122

			2,359,903

Pakistan – 0.17%
Pakistan Government International Bond
144A 7.25% 4/15/19 #		1,961,000	2,014,927
144A 8.25% 4/15/24 #		1,713,000	1,775,096

			3,790,023

Panama – 0.10%
Panama Government International Bond 8.875% 9/30/27		1,551,000	2,229,563

			2,229,563

Poland – 0.02%
Poland Government Bond 4.00% 10/25/23	PLN	1,431,000	491,838

			491,838

Republic of Korea – 0.14%
Inflation-Linked Korea Treasury Bond 1.125% 6/10/23	KRW	3,263,816,919	3,119,338

			3,119,338

Romania – 0.07%
Romanian Government International Bond 144A 4.875% 1/22/24 #		1,376,000	1,470,600

			1,470,600

South Africa – 0.02%
South Africa Government Bond 8.00% 12/21/18	ZAR	4,800,000	458,871

			458,871

Sri Lanka – 0.07%
Sri Lanka Government International Bond 144A 6.00% 1/14/19 #		1,544,000	1,628,920

			1,628,920

Sweden – 0.01%
Sweden Government Bond 5.00% 12/1/20	SEK	1,510,000	277,778

			277,778

United Kingdom – 0.04%
United Kingdom Gilt 1.25% 7/22/18	GBP	585,380	980,925

			980,925

Uruguay – 0.07%
Uruguay Government International Bond 5.10% 6/18/50		1,545,000	1,529,550

			1,529,550

Total Sovereign Bonds (cost $31,762,305)			33,092,341

Supranational Banks – 0.19%
Eurasian Development Bank 144A 5.00% 9/26/20 #		1,285,000	1,327,405
Inter-American Development Bank 7.25% 7/17/17	IDR	5,600,000,000	471,194
International Bank for Reconstruction & Development
1.375% 6/23/19	SEK	5,110,000	768,221
2.923% 9/24/18 •	AUD	1,183,000	1,116,948
4.625% 2/26/19	NZD	563,000	491,464

Total Supranational Banks (cost $4,112,108)			4,175,232

U.S. Treasury Obligations – 8.01%
U.S. Treasury Bonds
3.375% 5/15/44		16,150,000	16,261,031
3.625% 2/15/44		59,725,000	63,037,886
U.S. Treasury Notes
1.50% 5/31/19		21,650,000	21,542,594
2.375% 8/31/14 ¥		41,870,000	42,031,911
2.50% 5/15/24		36,135,000	36,087,013

Total U.S. Treasury Obligations (cost $177,358,849)			178,960,435

		Number of shares	Value (U.S. $)
Common Stock – 0.00%
Adelphia Recovery Trust =†		1	$0
Century Communications =†		2,500,000	0

Total Common Stock (cost $75,684)			0

Diversified Income Series-19

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

	Number of shares	Value (U.S. $)
Convertible Preferred Stock – 0.44%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	23,675	539,345
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	483	563,721
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	727	922,836
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	13,828	797,184
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	9,300	501,703
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	802	973,227
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	795	1,034,196
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	705	939,391
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	27,588	1,404,505
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	10,608	1,206,660
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	796	966,344

Total Convertible Preferred Stock (cost $9,567,121)		9,849,112

Preferred Stock – 0.63%
Alabama Power 5.625%	69,530	1,727,821
Ally Financial 144A 144A 7.00% #	5,500	5,541,422
Integrys Energy Group 6.00% •	89,450	2,353,429
MetLife 5.00%	22,250	711,110
National Retail Properties 5.70%	51,425	1,174,547
Public Storage 5.20%	48,200	1,067,148
Regions Financial 6.375% •	60,500	1,557,270

Total Preferred Stock (cost $13,729,522)		14,132,747

	Principal amount°	Value (U.S. $)
Short-Term Investments – 13.83%
Discount Notes – 8.28% ≠
Federal Home Loan Bank 0.03% 7/21/14	23,421,480	$23,421,222
Federal Home Loan Bank
0.05% 7/28/14	21,163,676	$21,163,358
0.05% 8/14/14	72,419,031	72,417,293
0.05% 8/15/14	11,954,303	11,954,004
0.06% 8/18/14	38,496,547	38,495,508
0.075% 11/19/14	17,560,968	17,557,526

		185,008,911

Repurchase Agreements – 4.60%
Bank of America Merrill Lynch 0.04%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $47,155,483 (collateralized by U.S. government obligations 0.25% - 3.625% 12/31/15 - 8/15/43; market value $48,098,541)	47,155,431	47,155,431
Bank of Montreal 0.08%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $15,718,512 (collateralized by U.S. government obligations 0.00% - 2.625% 9/30/14 - 11/15/20; market value $16,032,855)	15,718,477	15,718,477
BNP Paribas 0.09%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $39,831,192 (collateralized by U.S. government obligations 0.00% - 1.625% 11/13/14 - 4/30/19; market value $40,627,727)	39,831,092	39,831,092

		102,705,000

U.S. Treasury Obligation – 0.95% ≠
U.S. Treasury Bill 0.093% 11/13/14	21,259,795	21,256,117

		21,256,117

Total Short-Term Investments (cost $308,958,830)		308,970,028

Total Value of Securities – 109.29% (cost $2,370,519,984)		$2,441,634,403

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $442,456,205, which represents 19.80% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $764,554, which represents 0.03% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

Diversified Income Series-20

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2014.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	(700,454)	USD	643,644	7/11/14	$ (12,721)
BAML	EUR	(1,414,554)	USD	1,929,513	7/11/14	(7,452)
BAML	NZD	(2,211,906)	USD	1,894,480	7/11/14	(40,030)
BNP	AUD	(2,894,326)	USD	2,671,324	7/11/14	(55,884)
JPMC	KRW	(2,147,483,648)	USD	2,542,624	7/11/14	(34,661)
TD	JPY	(5,773,403)	USD	56,622	7/11/14	(367)
TD	MXN	(14,683,788)	USD	1,121,635	7/11/14	(9,061)

						$(160,176)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	Canadian 10 yr Bond	$ (505,515)	$ (509,837)	9/22/14	$ (4,322)
(4)	Euro-Bund	(797,491)	(805,174)	9/9/14	(7,683)
(636)	U.S. Treasury 5 yr Notes	(76,069,838)	(75,977,156)	10/6/14	92,682
(252)	U.S. Treasury 10 yr Notes	(31,314,225)	(31,543,313)	9/22/14	(229,088)
290	U.S. Treasury Long Bond	39,991,368	39,784,375	9/22/14	(206,993)

		$(68,695,701)			$(355,404)

Swap Contracts

CDS Contracts2

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
MSC	CDX.EM.21	$7,215,000	5.00%	6/20/19	$(118,540)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

[1]See	Note 6 in “Notes to financial statements.”

Diversified Income Series-21

Delaware VIP® Diversified Income Series

Schedule of Investments (continued)

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BNP – Banque Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

EUR – European Monetary Unit

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

IDR – Indonesian Rupiah

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NCUA – National Credit Union Administration

NOK – Norwegian Krone

NZD – New Zealand Dollar

PIK – Pay-in-Kind

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

USD – United States Dollar

ZAR – South African Rand

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-22

Delaware VIP® Trust — Delaware VIP Diversified Income Series Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$2,132,664,375
Short-term investments, at value[2]	308,970,028
Foreign currencies, at value[3]	6,841,458
Cash collateral for derivatives	960,000
Receivable for securities sold	42,124,085
Dividends and interest receivable	16,811,208
Receivable for fund shares sold	1,393,387
Variation margin due from broker on futures contracts	16,229

Total assets	2,509,780,770

Liabilities:
Cash overdraft	724,040
Payable for securities purchased	271,961,913
Payable for fund shares redeemed	24,830
Annual protection payments on credit default swap contracts	1,608
Investment management fees payable	1,062,512
Other accrued expenses	506,748
Distribution fees payable	350,892
Other affiliates payable	38,993
Trustees’ fees and expenses payable	6,108
Upfront payments paid on credit default swap contracts	742,719
Unrealized loss on foreign currency exchange contracts	160,176
Unrealized loss on credit default swap contracts	118,540

Total liabilities	275,699,079

Total Net Assets	$2,234,081,691

Net Assets Consist of:
Paid-in capital	$2,122,849,673
Undistributed net investment income	29,237,108
Accumulated net realized gain on investments	11,405,209
Net unrealized appreciation of investments and derivatives	70,589,701

Total Net Assets	$2,234,081,691

Net Asset Value:
Standard Class:
Net assets	$509,329,067
Shares of beneficial interest outstanding, unlimited authorization, no par	47,130,814
Net asset value per share	$10.81

Service Class:
Net assets	$1,724,752,624
Shares of beneficial interest outstanding, unlimited authorization, no par	160,435,405
Net asset value per share	$10.75

[1] Investments, at cost	$2,061,561,154
[2] Short-term investments, at cost	308,958,830
[3] Foreign currencies, at cost	6,720,415

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-23

Delaware VIP® Trust —

Delaware VIP Diversified Income

Series Statement of operations

Six months ended June 30, 2014 (Unaudited)

Investment Income:
Interest	$40,028,319
Dividends	598,314
Foreign tax withheld	(1,018)

40,625,615

Expenses:
Management fees	6,157,098
Distribution expenses – Service Class	2,411,649
Accounting and administration expenses	354,831
Reports and statements to shareholders	140,246
Dividend disbursing and transfer agent fees and expenses	87,973
Legal fees	77,224
Custodian fees	60,712
Trustees’ fees and expenses	51,394
Audit and tax	22,760
Registration fees	10,212
Other	50,296

9,424,395
Less waived distribution expenses – Service Class	(401,942)

Total operating expenses	9,022,453

Net Investment Income	31,603,162

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	26,548,272
Foreign currencies	(544,122)
Foreign currency exchange contracts	(967,601)
Futures contracts	2,688,274
Swap contracts	(262,681)

Net realized gain	27,462,142

Net change in unrealized appreciation (depreciation) of:
Investments	47,718,654
Foreign currencies	33,345
Foreign currency exchange contracts	(89,568)
Futures contracts	(6,248,628)
Swap contracts	(153,617)

Net change in unrealized appreciation (depreciation)	41,260,186

Net Realized and Unrealized Gain	68,722,328

Net Increase in Net Assets Resulting from Operations	$100,325,490

Delaware VIP® Trust —

Delaware VIP Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/14	Year ended
	(Unaudited)	12/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$31,603,162	$59,461,370
Net realized gain (loss)	27,462,142	(26,766,088)
Net change in unrealized appreciation (depreciation)	41,260,186	(64,177,899)

Net increase (decrease) in net assets resulting from operations	100,325,490	(31,482,617)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(11,296,162)	(12,459,646)
Service Class	(33,464,619)	(32,822,947)

Net realized gain:
Standard Class	—	(7,236,179)
Service Class	—	(21,271,523)

	(44,760,781)	(73,790,295)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	13,378,589	27,338,708
Service Class	138,449,912	164,612,473
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	7,685,265	13,613,535
Service Class	33,464,619	54,094,470

	192,978,385	259,659,186

Cost of shares redeemed:
Standard Class	(14,453,760)	(56,445,119)
Service Class	(26,200,737)	(123,593,099)

	(40,654,497)	(180,038,218)

Increase in net assets derived from capital share transactions	152,323,888	79,620,968

Net Increase (Decrease) in Net Assets	207,888,597	(25,651,944)

Net Assets:
Beginning of period	2,026,193,094	2,051,845,038

End of period (including undistributed net investment income of $29,237,108 and $42,394,727, respectively)	$2,234,081,691	$2,026,193,094

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six months ended 6/30/14[1]	Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$10.530	$11.070	$11.020	$11.280	$10.980	$9.250

Income (loss) from investment operations:
Net investment income[2]	0.170	0.331	0.376	0.426	0.521	0.628
Net realized and unrealized gain (loss)	0.354	(0.460)	0.384	0.256	0.345	1.721

Total from investment operations	0.524	(0.129)	0.760	0.682	0.866	2.349

Less dividends and distributions from:
Net investment income	(0.244)	(0.260)	(0.359)	(0.475)	(0.539)	(0.619)
Net realized gain	—	(0.151)	(0.351)	(0.467)	(0.027)	—

Total dividends and distributions	(0.244)	(0.411)	(0.710)	(0.942)	(0.566)	(0.619)

Net asset value, end of period	$10.810	$10.530	$11.070	$11.020	$11.280	$10.980

Total return[3]	5.03%	(1.26% )	7.20%	6.39%	8.06%	26.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$509,329	$489,953	$531,992	$517,362	$659,032	$652,804
Ratio of expenses to average net assets	0.67%	0.67%	0.68%	0.68%	0.70%	0.73%
Ratio of net investment income to average net assets	3.20%	3.10%	3.43%	3.87%	4.68%	6.33%
Portfolio turnover	123%	260%	216%	233%	237%	202%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-25

Delaware VIP® Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six months ended 6/30/14[1]	Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$10.470	$11.000	$10.960	$11.220	$10.920	$9.200

Income (loss) from investment operations:
Net investment income[2]	0.156	0.303	0.347	0.396	0.491	0.603
Net realized and unrealized gain (loss)	0.341	(0.449)	0.376	0.258	0.351	1.712

Total from investment operations	0.497	(0.146)	0.723	0.654	0.842	2.315

Less dividends and distributions from:
Net investment income	(0.217)	(0.233)	(0.332)	(0.447)	(0.515)	(0.595)
Net realized gain	—	(0.151)	(0.351)	(0.467)	(0.027)	—

Total dividends and distributions	(0.217)	(0.384)	(0.683)	(0.914)	(0.542)	(0.595)

Net asset value, end of period	$10.750	$10.470	$11.000	$10.960	$11.220	$10.920

Total return[3]	4.79%	(1.42% )	6.87%	6.15%	7.87%	26.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,724,753	$1,536,240	$1,519,853	$1,299,943	$1,100,754	$791,973
Ratio of expenses to average net assets	0.92%	0.92%	0.93%	0.93%	0.95%	0.98%
Ratio of expenses to average net assets prior to fees waived	0.97%	0.97%	0.98%	0.98%	1.00%	1.03%
Ratio of net investment income to average net assets	2.95%	2.85%	3.18%	3.62%	4.43%	6.08%
Ratio of net investment income to average net assets prior to fees waived	2.90%	2.80%	3.13%	3.57%	4.38%	6.03%
Portfolio turnover	123%	260%	216%	233%	237%	202%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Notes to financial statements

June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010-Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (example: “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Diversified Income Series-27

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statement of operations under the caption net realized gain (loss) on foreign currencies. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gain taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $50,616 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $78,889. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 through June 30, 2014* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2014, the Series was charged $29,087 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Diversified Income Series-28

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period was April 30, 2013 through April 30, 2015.

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,805,141,120
Purchases of U.S. government securities	730,316,728
Sales other than U.S. government securities	1,763,777,066
Sales of U.S. government securities	697,330,440

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$2,371,106,813	$75,816,205	$(5,288,615)	$70,527,590

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character Short-term
$8,921,684

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Diversified Income Series-29

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$488,396,542	$—	$488,396,542
Corporate Debt[1]	—	1,149,947,442	1,063,100	1,151,010,542
Foreign Debt[1]	—	34,148,235	3,119,338	37,267,573
Municipal Bonds	—	10,058,302	—	10,058,302
Senior Secured Loans	—	242,989,122	—	242,989,122
Convertible Preferred Stock[1]	4,107,424	4,768,461	973,227	9,849,112
Preferred Stock[1]	8,591,325	5,541,422	—	14,132,747
U.S. Treasury Obligations	—	178,960,435	—	178,960,435
Short-Term Investments	—	308,970,028	—	308,970,028

Total	$12,698,749	$2,423,779,989	$5,155,665	$2,441,634,403

Foreign Currency Exchange Contracts	$—	$(160,176)	$—	$(160,176)
Futures Contracts	(355,404)	—	—	(355,404)
Swap Contracts	—	(118,540)	—	(118,540)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Corporate Debt	0.00%	99.91%	0.09%	100.00%
Foreign Debt	0.00%	91.63%	8.37%	100.00%
Convertible Preferred Stock	41.70%	48.42%	9.88%	100.00%
Preferred Stock	60.79%	39.21%	0.00%	100.00%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Diversified Income Series-30

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	1,246,163	2,538,239
Service Class	12,948,120	15,466,074

Shares issued upon reinvestment of dividends and distributions:
Standard Class	725,710	1,259,346
Service Class	3,175,011	5,027,367

	18,095,004	24,291,026

Shares redeemed:
Standard Class	(1,352,815)	(5,332,227)
Service Class	(2,458,964)	(11,833,232)

	(3,811,779)	(17,165,459)

Net increase	14,283,225	7,125,567

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2014, the Series entered into foreign currency exchange contracts to hedge the U.S dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value

Diversified Income Series-31

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

6. Derivatives (continued)

caused by changes in prevailing interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2014, the Series used futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts

The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; to earn income; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended June 30, 2014.

During the six months ended June 30, 2014, the Series used options contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts

The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2014, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. At June 30, 2014, the Series posted $960,000 in cash as collateral for open swap contracts.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty and (2) trading certain CDS baskets through a central counterparty.

Diversified Income Series-32

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

6. Derivatives (continued)

During the six months ended June 30, 2014, the Series used CDS contracts to hedge against a credit event.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2014 were as follows:

	Asset Derivatives				Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$—		Unrealized loss on foreign currency contracts	$(160,176)
Interest rate contracts (Futures contracts)	Variation margin due from on futures contracts	92,682	*	Variation margin due to on futures contracts	(448,086)*
Credit contracts (Swap contracts)	Unrealized gain on on credit default swap contracts	—		Unrealized loss on credit default swap contracts	(118,540)

Total		$92,682			$(726,802)

*

Includes cumulative depreciation of futures contracts from the date the contracts are opened through June 30, 2014. Only current day variation margin is reported on the Series’ statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2014 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(967,601)	$—	$—	$(967,601)
Interest rate contracts	—	2,688,274	—	2,688,274
Credit contracts	—	—	(262,681)	(262,681)

Total	$(967,601)	$2,688,274	$(262,681)	$1,457,992

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts	Total
Forward currency exchange contracts	$(89,568)	$—	$—	$(89,568)
Interest rate contracts	—	(6,248,628)	—	(6,248,628)
Credit contracts	—	—	(153,617)	(153,617)

Total	$(89,568)	$(6,248,628)	$(153,617)	$(6,491,813)

Diversified Income Series-33

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2014.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	18,605,336	USD 37,869,648
Futures contracts (average notional value)		85,842,508	119,501,709
Options contracts (average notional value)		1,032	—
Swap contracts (average notional value)*		6,423,800	—
	EUR	450,720	—

*	Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At June 30, 2014, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$—	$(60,203)	$(60,203)
BNP Paribas	—	(55,884)	(55,884)
JPMorgan Chase Bank	—	(34,661)	(34,661)
Morgan Stanley Capital	—	(118,540)	(118,540)
Toronto Dominion Bank	—	(9,428)	(9,428)

Total	$—	$(278,716)	$(278,716)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$(60,203)	$—	$—	$—	$—	$(60,203)
BNP Paribas	(55,884)	—	—	—	—	(55,884)
JPMorgan Chase Bank	(34,661)	—	—	—	—	(34,661)
Morgan Stanley Capital	(118,540)	—	—	—	118,540	—
Toronto Dominion Bank	(9,428)	—	—	—	—	(9,428)

Total	$(278,716)	$—	$—	$—	$118,540	$(160,176)

Diversified Income Series-34

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$47,155,431	$(47,155,431)	$—	$—
Bank of Montreal	15,718,477	(15,718,477)	—	—
BNP Paribas	39,831,092	(39,831,092)	—	—

Total	$102,705,000	$(102,705,000)	$—	$—

(a)	Net amount represents the net receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2014, the Series had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors

Diversified Income Series-35

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

9. Credit and Market Risk (continued)

receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPDIVINC BNY 19911 [8/14] (12984)

Diversified Income Series-36

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Semiannual report
June 30, 2014

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN

46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Disclosure of Series expenses

For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual Series return†
Standard Class	$1,000.00	$1,050.20	1.37%	$6.96
Service Class	1,000.00	1,048.80	1.62%	8.23
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.00	1.37%	$6.85
Service Class	1,000.00	1,016.76	1.62%	8.10

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Security type / country and sector allocations

As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	95.89%
Argentina	3.49%
Bahrain	0.09%
Brazil	14.26%
Chile	1.04%
China	19.47%
India	5.67%
Indonesia	0.34%
Israel	2.62%
Malaysia	1.61%
Mexico	8.46%
Peru	0.25%
Poland	0.66%
Republic of Korea	14.43%
Russia	6.93%
South Africa	4.09%
Taiwan	7.63%
Thailand	1.16%
Turkey	0.91%
United Kingdom	0.33%
United States	2.45%
Exchange-Traded Fund	0.49%
Preferred Stock by Country	6.01%
Brazil	2.51%
Republic of Korea	2.08%
Russia	1.42%
Participation Notes	0.00%
Right	0.05%
Total Value of Securities	102.44%
Liabilities Net of Receivables and Other Assets	(2.44%)
Total Net Assets	100.00%

Common stock, preferred stock and participation notes by sector	Percentage of net assets
Consumer Discretionary	6.19%
Consumer Staples	9.32%
Energy	19.08%
Financials	14.77%
Healthcare	2.62%
Industrials	3.03%
Information Technology	23.71%
Materials	8.65%
Telecommunication Services	13.52%
Utilities	1.01%
Total	101.90%

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Schedule of investments

June 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock - 95.89% Δ
Argentina - 3.49%
Arcos Dorados Holdings	449,841	$5,038,219
Cresud ADR	322,769	4,212,135
Grupo Clarin Class B GDR 144A #@=	209,100	1,800,037
IRSA Inversiones y Representaciones ADR @	363,112	5,951,406
Pampa Energia ADR †	44,500	436,100
YPF ADR	106,800	3,490,224

		20,928,121

Bahrain - 0.09%
Aluminum Bahrain ADR @	91,200	536,967

		536,967

Brazil - 14.26%
AES Tiete	319,936	2,360,510
America Latina Logistica	578,435	2,175,759
B2W Cia Digital †	514,800	6,503,595
Banco Santander Brasil ADR	476,000	3,293,920
BB Seguridade Participacoes	240,600	3,515,477
Brasil Foods ADR	341,500	8,301,865
Braskem ADR	78,499	1,008,712
Centrais Eletricas Brasileiras	711,800	2,062,021
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	71,690	3,321,398
Cia Siderurgica Nacional ADR	380,000	1,618,800
Cyrela Brazil Realty Empreendimentos e
Participacoes	266,900	1,676,846
Fibria Celulose ADR †	514,300	4,998,996
Gerdau @	389,400	1,848,956
Gerdau ADR	444,900	2,620,461
Hypermarcas †	553,000	4,785,950
Itau Unibanco Holding ADR	605,000	8,699,900
JBS	393,784	1,342,172
Petroleo Brasileiro ADR	488,906	7,152,695
Telefonica Brasil ADR	43,563	893,477
Tim Participacoes ADR	600,000	17,418,000

		85,599,510

Chile - 1.04%
Sociedad Quimica y Minera de Chile ADR	212,100	6,216,651

		6,216,651

China - 19.47%
Baidu ADR †	150,000	28,021,500
Bank of China	13,346,000	5,975,294
Bitauto Holdings ADR †	40,000	1,948,000
China Construction Bank	7,118,000	5,381,883
China Mengniu Dairy	724,000	3,348,933
China Mobile ADR	200,000	9,722,000
China Petroleum & Chemical	2,260,000	2,154,922
China Petroleum & Chemical ADR	42,234	4,013,497
China Unicom Hong Kong ADR	236,692	3,628,488
First Pacific	3,185,195	3,559,038
Fosun International	131,708	175,036
Hollysys Automation Technologies †	129,100	3,161,659
Kunlun Energy	4,622,900	7,622,967
NetEase ADR	6,615	518,351
PetroChina Class H	3,000,000	3,789,506
PetroChina ADR	40,000	5,022,000
Shanda Games ADR †	1,118,325	7,425,678
SINA †	110,000	5,474,700
Sohu.com †	200,000	11,538,000
Tianjin Development Holdings	35,950	27,182
Tom Group †	4,890,004	959,028
Travelsky Technology	3,700,441	3,404,252

		116,871,914

India - 5.67%
Cairn India	473,000	2,874,936
Indiabulls Infrastructure and Power
GDR †	131,652	14,890
Indiabulls Real Estate GDR	44,628	74,172
Reliance Communications	1,194,362	2,909,343
Reliance Industries	800,000	13,525,142
Reliance Industries GDR 144A #	430,000	14,469,500
Sify Technologies ADR	91,200	204,288

		34,072,271

Indonesia - 0.34%
Tambang Batubara Bukit Asam Persero .	2,241,097	2,027,479

		2,027,479

Israel - 2.62%
Teva Pharmaceutical Industries ADR	300,000	15,726,000

		15,726,000

Malaysia - 1.61%
Hong Leong Bank	1,549,790	6,660,574
UEM Sunrise	4,748,132	3,001,778

		9,662,352

Mexico - 8.46%
America Movil ADR	210,742	4,372,897
Cemex ADR †	1,000,806	13,240,663
Empresas ICA †	1,105,736	2,154,291
Fomento Economico Mexicano ADR	98,307	9,206,451
Grupo Financiero Banorte Class O	754,700	5,396,406
Grupo Lala	606,200	1,602,923
Grupo Televisa ADR	432,500	14,839,075

		50,812,706

Peru - 0.25%
Cia de Minas Buenaventura ADR	125,440	1,481,446

		1,481,446

Poland - 0.66%
Jastrzebska Spolka Weglowa	26,987	417,652
Polski Koncern Naftowy Orlen	261,369	3,528,583

		3,946,235

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $)

Common Stock Δ (continued)
Republic of Korea - 14.43%
CJ	45,695	$6,321,443
Hite Jinro	150,000	3,253,459
KB Financial Group ADR	165,996	5,770,021
KCC	3,272	1,994,885
KT	99,830	3,013,643
LG Display ADR †	188,309	2,969,633
LG Electronics	62,908	4,618,641
Lotte Chilsung Beverage	8	13,897
Lotte Confectionery	2,904	5,544,000
Samsung Electronics	14,009	18,300,294
Samsung Life Insurance	71,180	7,174,269
SK Communications †	95,525	948,643
SK Hynix †	120,000	5,756,917
SK Telecom	16,491	3,853,875
SK Telecom ADR	660,000	17,120,400

		86,654,020

Russia - 6.93%
Chelyabinsk Zink Plant GDR @†	69,200	269,915
Enel OGK-5 GDR †	15,101	22,896
Etalon Group GDR 144A # =	354,800	1,574,602
Gazprom ADR †	783,900	6,831,689
LUKOIL ADR	23,433	1,401,762
LUKOIL ADR (London International Exchange)	133,500	7,971,285
MegaFon GDR †	234,178	7,376,607
Mobile Telesystems ADR	154,402	3,047,895
Sberbank =†	3,308,402	8,226,489
Surgutneftegas ADR †	294,652	2,277,660
TGK-5 †	24,916,000	1,252
VTB Bank GDR	861,186	2,078,817
VTB Bank OJSC	411,634,850	497,844

		41,578,713

South Africa - 4.09%
ArcelorMittal South Africa †	374,610	1,093,798
Impala Platinum Holdings	135,751	1,363,942
Sasol	76,270	4,533,927
Sasol ADR	65,127	3,850,308
Standard Bank Group	287,970	3,925,289
Sun International	168,124	1,738,516
Tongaat-Hulett	182,915	2,551,930
Vodacom Group	444,868	5,497,283

		24,554,993

Taiwan - 7.63%
Formosa Chemicals & Fibre	2,128,998	5,387,974
Hon Hai Precision Industry	854,752	2,861,334
MediaTek	394,678	6,672,103
Mitac Holdings †	6,600,000	5,932,212
President Chain Store	890,000	7,120,596
Taiwan Semiconductor Manufacturing	2,375,864	10,060,986
United Microelectronics	6,688,461	3,347,309
United Microelectronics ADR	889,700	2,144,177
Walsin Lihwa †	6,477,100	2,309,184

		45,835,875

Thailand - 1.16%
Bangkok Bank - Foreign	638,091	3,806,122
PTT Exploration & Production	617,051	3,186,068

		6,992,190

Turkey - 0.91%
Turkcell Iletisim Hizmetleri †	368,462	2,303,757
Turkiye Sise ve Cam Fabrikalari	2,264,765	3,184,692

		5,488,449

United Kingdom - 0.33%
Anglo American ADR	92,815	1,134,701
Griffin Mining @†	1,642,873	871,676

		2,006,377

United States - 2.45%
Avon Products	241,200	3,523,932
Yahoo †	157,300	5,525,949
Yandex Class A †	158,700	5,656,068

		14,705,949

Total Common Stock (cost $519,428,870)		575,698,218

Exchange-Traded Fund - 0.49%
iShares MSCI Turkey	53,000	2,944,680

Total Exchange-Traded Fund (cost $2,460,260)		2,944,680

Preferred Stock 6.01% Δ
Brazil - 2.51%
Braskem Class A 4.16%	288,768	1,845,606
Centrais Eletricas Brasileiras Class B 16.08%	233,700	1,099,080
Petroleo Brasileiro ADR Class A 4.97%	403,795	6,315,354
Vale Class A 6.64%	489,400	5,817,198

		15,077,238

Republic of Korea - 2.08%
CJ 1.35%	28,030	2,049,624
Samsung Electronics 1.37%	9,995	10,469,071

		12,518,695

Russia - 1.42%
AK Transneft =†	3,887	8,516,813

		8,516,813

Total Preferred Stock (cost $28,454,111)		36,112,746

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $ )

Participation Notes - 0.00%
Lehman Indian Oil
CW 12 LEPO 144A 144A # =†	100,339	$0

Lehman Oil & Natural Gas CW 12 LEPO =†	146,971	0

Total Participation Notes (cost $4,952,197)		0

Right - 0.05%
B2W Cia Digital exercise price BRL 25.00, expiration date 7/8/14	308,233	272,063

Total Right (cost $0)		272,063

Total Value of Securities - 102.44% (cost $555,295,438)		$615,027,707

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $17,844,139, which represents 2.97% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $11,278,957, which represents 1.88% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $20,117,941, which represented 3.35% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

†	Non income producing security.
Δ	Securities have been classified by country of origin.

Summary of Abbreviations:

ADR - American Depositary Receipt

BRL - Brazilian Real

GDR - Global Depositary Receipt

LEPO - Low Exercise Price Option

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$615,027,707
Foreign currencies, at value[2]	2,883,996
Dividends receivable	1,748,943
Receivable for securities sold	515,778
Receivable for fund shares sold	43,493

Total assets	620,219,917

Liabilities:
Cash overdraft	14,709,075
Payable for securities purchased	2,826,617
Payable for fund shares redeemed	1,058,482
Investment management fees payable	615,335
Other accrued expenses	161,524
Distribution fees payable	85,809
Other affiliates payable	9,548
Trustees’ fees and expenses payable	1,645
Capital gain tax payable	394,019

Total liabilities	19,862,054

Total Net Assets	$600,357,863

Net Assets Consist of:
Paid-in capital	$537,098,228
Undistributed net investment income	1,526,887
Accumulated net realized gain on investments	2,423,198
Net unrealized appreciation of investments and derivatives	59,309,550

Total Net Assets	$600,357,863

Standard Class:
Net assets	$186,360,316
Shares of beneficial interest outstanding, unlimited authorization, no par	8,349,832
Net asset value per share	$22.32

Service Class:
Net assets	$413,997,547
Shares of beneficial interest outstanding, unlimited authorization, no par	18,587,405
Net asset value per share	$22.27
[1] Investments, at cost	$555,295,438
[2] Foreign currencies, at cost	2,890,480

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust —

Delaware VIP Emerging Markets Series

Statement of operations

Six months ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	$7,133,006
Interest	122
Foreign tax withheld	(557,304)

6,575,824

Expenses:
Management fees	3,546,805
Distribution expenses - Service Class	593,634
Custodian fees	142,320
Accounting and administration expenses	96,219
Reports and statements to shareholders	33,510
Dividend disbursing and transfer agent fees and expenses	23,964
Legal fees	23,767
Trustees’ fees and expenses	13,739
Audit and tax	12,416
Registration fees	599
Other	11,097

4,498,070
Less waived distribution expenses - Service Class	(98,939)

Total operating expenses	4,399,131

Net Investment Income	2,176,693

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,302,981
Foreign currencies	1,055
Foreign currency exchange contracts	(4,449)

Net realized gain	3,299,587

Net change in unrealized appreciation (depreciation) of:
Investments*	23,998,109
Foreign currencies	(1,650)
Foreign currency exchange contracts	1,139

Net change in unrealized appreciation (depreciation)	23,997,598

Net Realized and Unrealized Gain	27,297,185

Net Increase in Net Assets Resulting from Operations	$29,473,878

* Includes capital gains taxes payable of $(381,187).
Delaware VIP Trust —

Delaware VIP Emerging Markets Series

Statements of changes in net assets

	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
Increase in Net Assets from Operations:
Net investment income	$2,176,693	$2,727,159
Net realized gain	3,299,587	17,633,635
Net change in unrealized appreciation
(depreciation)	23,997,598	32,855,535

Net increase in net assets resulting from operations	29,473,878	53,216,329

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,159,471)	(2,500,835)
Service Class	(1,618,866)	(5,775,615)

Net realized gain:
Standard Class	(678,506)	—
Service Class	(1,522,504)	—

	(4,979,347)	(8,276,450)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	18,059,052	35,100,194
Service Class	18,385,474	33,525,531

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,837,977	2,500,835
Service Class	3,141,370	5,775,615

	41,423,873	76,902,175

Cost of shares redeemed:
Standard Class	(16,408,885)	(16,309,714)
Service Class	(30,856,230)	(54,142,991)

	(47,265,115)	(70,452,705)

Increase (decrease) in net assets derived from capital share transactions	(5,841,242)	6,449,470

Net Increase in Net Assets	18,653,289	51,389,349

Net Assets:
Beginning of period	581,704,574	530,315,225

End of period (including undistributed net investment income of $1,526,887 and $2,128,531, respectively)	$600,357,863	$581,704,574

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Emerging Markets Series Standard Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/13	12/31/12	Year ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$21.470	$19.840	$17.510	$22.190	$18.870	$11.290

Income (loss) from investment operations:
Net investment income[2]	0.097	0.138	0.205	0.228	0.352	0.152
Net realized and unrealized gain (loss)	0.967	1.839	2.316	(4.526)	3.115	8.173

Total from investment operations	1.064	1.977	2.521	(4.298)	3.467	8.325

Less dividends and distributions from:
Net investment income	(0.135)	(0.347)	(0.191)	(0.382)	(0.147)	(0.181)
Net realized gain	(0.079)	—	—	—	—	(0.564)

Total dividends and distributions	(0.214)	(0.347)	(0.191)	(0.382)	(0.147)	(0.745)

Net asset value, end of period	$22.320	$21.470	$19.840	$17.510	$22.190	$18.870

Total return[3]	5.02%	10.14%	14.44%	(19.78%)	18.49%	78.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,360	$175,134	$140,966	$160,142	$266,238	$245,149
Ratio of expenses to average net assets	1.37%	1.41%	1.40%	1.39%	1.40%	1.39%
Ratio of expenses to average net assets prior to fees waived	1.37%	1.41%	1.40%	1.39%	1.40%	1.41%
Ratio of net investment income to average net assets	0.94%	0.68%	1.11%	1.11%	1.84%	1.07%
Ratio of net investment income to average net assets prior to fees waived	0.94%	0.68%	1.11%	1.11%	1.84%	1.05%
Portfolio turnover	4%	16%	22%	16%	21%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Emerging Markets Series Service Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/13	12/31/12	Year ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$21.400	$19.780	$17.450	$22.130	$18.830	$11.250

Income (loss) from investment operations:
Net investment income[2]	0.071	0.087	0.158	0.174	0.304	0.117
Net realized and unrealized gain (loss)	0.962	1.834	2.312	(4.520)	3.108	8.160

Total from investment operations	1.033	1.921	2.470	(4.346)	3.412	8.277

Less dividends and distributions from:
Net investment income	(0.084)	(0.301)	(0.140)	(0.334)	(0.112)	(0.133)
Net realized gain	(0.079)	—	—	—	—	(0.564)

Total dividends and distributions	(0.163)	(0.301)	(0.140)	(0.334)	(0.112)	(0.697)

Net asset value, end of period	$22.270	$21.400	$19.780	$17.450	$22.130	$18.830

Total return[3]	4.88%	9.86%	14.19%	(20.00%)	18.21%	77.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$413,998	$406,571	$389,349	$345,392	$360,118	$266,768
Ratio of expenses to average net assets	1.62%	1.66%	1.65%	1.64%	1.65%	1.64%
Ratio of expenses to average net assets prior to fees waived	1.67%	1.71%	1.70%	1.69%	1.70%	1.71%
Ratio of net investment income to average net assets	0.69%	0.43%	0.86%	0.86%	1.59%	0.82%
Ratio of net investment income to average net assets prior to fees waived	0.64%	0.38%	0.81%	0.81%	1.54%	0.75%
Portfolio turnover	4%	16%	22%	16%	21%	28%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Notes to financial statements

June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2014, the Series had no repurchase agreements outstanding.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

During the six months ended June 30, 2014, the Series frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Series maintains a negative cash balance and the Series’ investments decrease in value, the Series’ losses will be greater than if the Series did not maintain a negative cash balance. The Series is required to pay interest to the custodian on negative cash balances. During the six months ended June 30, 2014, the Series had an average outstanding overdraft balance equal to 0.48% of its average net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $13,726 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. For these services, the Series pays fees at the annual rate of 0.075% of the Series’ average net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the Series was charged $21,393 for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing(US) Inc. (BNYMIS), BNMYIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 through June 30, 2014* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services. For the six months ended June 30, 2014, the Series was charged $7,885 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period was April 30, 2013 through April 30, 2015.

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$23,200,707
Sales	20,337,370

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation

$556,161,789	$153,878,031	$(95,012,113)	$58,865,918

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$19,128,084	$1,800,037	$—	$20,928,121
Bahrain	—	536,967	—	536,967
Brazil	85,599,510	—	—	85,599,510
Chile	6,216,651	—	—	6,216,651
China	116,871,914	—	—	116,871,914
India	34,057,381	14,890	—	34,072,271
Indonesia	2,027,479	—	—	2,027,479
Israel	15,726,000	—	—	15,726,000
Malaysia	9,662,352	—	—	9,662,352
Mexico	50,812,706	—	—	50,812,706
Peru	1,481,446	—	—	1,481,446
Poland	3,946,235	—	—	3,946,235
Republic of Korea	86,654,020	—	—	86,654,020
Russia	29,405,994	12,172,719	—	41,578,713
South Africa	24,554,993	—	—	24,554,993
Taiwan	45,835,875	—	—	45,835,875
Thailand	6,992,190	—	—	6,992,190
Turkey	5,488,449	—	—	5,488,449
United Kingdom	871,676	1,134,701	—	2,006,377
United States	14,705,949	—	—	14,705,949
Exchange-Traded Fund	2,944,680	—	—	2,944,680
Preferred Stock[1]	27,595,933	8,516,813	—	36,112,746
Participation Notes	—	—	—	—
Right	—	272,063	—	272,063

Total	$590,579,517	$24,448,190	$—	$615,027,707

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 76.42% and 23.58%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

The securities that have been deemed worthless in the schedule of investments are considered to be Level 3 investments.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended

	6/30/14	12/31/13
Shares sold:
Standard Class	866,910	1,726,011
Service Class	893,029	1,664,779
Shares issued upon reinvestment of dividends and distributions:
Standard Class	87,690	127,920
Service Class	150,089	295,882

	1,997,718	3,814,592

Shares redeemed:
Standard Class	(760,464)	(804,915)
Service Class	(1,450,223)	(2,654,102)

	(2,210,687)	(3,459,017)

Net increase (decrease)	(212,969)	355,575

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2014, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

See the statement of operations on page 7 for the realized and unrealized gain or loss on derivatives.

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2014.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Forward foreign currency exchange contracts (Average cost)	$65,268	$91,662

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2014, the Series had no securities out on loan.

8. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPEM BNY 19912 [8/14] (12984)

Emerging Markets Series-16

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series

Semiannual report
June 30, 2014

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Disclosure of Series expenses

For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/14 to
	1/1/14	6/30/14	Ratio	6/30/14*
Actual Series return†
Standard Class	$1,000.00	$959.40	0.83%	$4.03
Service Class	1,000.00	958.20	1.08%	5.24
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16
Service Class	1,000.00	1,019.44	1.08%	5.41

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage of
Security type / sector	net assets
Common Stock	98.73%
Consumer Discretionary	23.41%
Energy	4.55%
Financial Services	20.03%
Financials	1.36%
Healthcare	10.27%
Producer Durables	14.02%
Technology	19.89%
Utilities	5.20%
Short-Term Investments	1.72%
Total Value of Securities	100.45%
Liabilities Net of Receivables and Other Assets	(0.45%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets
MSCI Class A	5.89%
j2 Global	5.20%
Techne	5.16%
VeriFone Systems	5.15%
DineEquity	5.06%
Graco	5.01%
Heartland Payment Systems	4.81%
Affiliated Managers Group	4.80%
Core Laboratories	4.55%
CommonWealth REIT	4.54%

Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Schedule of investments

June 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock - 98.73%
Consumer Discretionary - 23.41%
Coupons.com †	473,353	$12,453,917
DineEquity	375,834	29,875,045
Dunkin’ Brands Group	318,600	14,595,066
K12 †	757,022	18,221,519
Sally Beauty Holdings †	931,276	23,356,402
Shutterstock †	183,025	15,187,415
Ulta Salon Cosmetics & Fragrance †	267,950	24,493,309

		138,182,673

Energy - 4.55%
Core Laboratories	160,822	26,866,923

		26,866,923

Financial Services - 20.03%
Affiliated Managers Group †	137,800	28,304,120
CommonWealth REIT	1,017,075	26,769,414
Heartland Payment Systems	689,324	28,407,042
MSCI Class A †	757,925	34,750,863

		118,231,439

Financials - 1.36%
Ellie Mae †	257,500	8,015,975

		8,015,975

Healthcare - 10.27%
ABIOMED †	739,925	18,601,715
athenahealth †	91,957	11,506,579
Techne	329,175	30,471,730

		60,580,024

Producer Durables - 14.02%
Expeditors International of Washington	529,148	23,367,176
Graco	378,409	29,546,175
Ritchie Bros Auctioneers	751,850	18,533,103
Zebra Technologies †	137,550	11,323,116

		82,769,570

Technology - 19.89%
Blackbaud	546,439	19,529,730
Logitech International Class R	1,520,445	19,801,702
NeuStar Class A †	396,255	10,310,555
NIC	813,617	12,895,829
SBA Communications Class A †	238,950	24,444,585
VeriFone Systems †	826,650	30,379,387

		117,361,788

Utilities - 5.20%
j2 Global	603,239	30,680,735

		30,680,735

Total Common Stock (cost $389,985,905)		582,689,127

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments - 1.72%
Discount Notes - 1.20% ≠
Federal Home Loan Bank
0.03% 7/21/14	1,028,752	$1,028,741
0.05% 7/28/14	596,757	596,748
0.05% 8/14/14	3,205,534	3,205,455
0.05% 8/15/14	315,859	315,851
0.06% 8/18/14	1,445,155	1,445,116
0.075% 11/19/14	501,363	501,265

		7,093,176

Repurchase Agreements - 0.22%
Bank of America Merrill Lynch 0.04%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $595,958 (collateralized by U.S. government obligations 0.25% - 3.625% 12/31/15 - 8/15/43; market value $607,876)	595,957	595,957
Bank of Montreal 0.08%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $198,653 (collateralized by U.S. government obligations 0.00% - 2.625% 9/30/14 - 11/15/20; market value $202,625)	198,652	198,652
BNP Paribas 0.09%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $503,392 (collateralized by U.S. government obligations 0.00% - 1.625% 11/13/14 - 4/30/19; market value $513,459)	503,391	503,391

		1,298,000

U.S. Treasury Obligation - 0.30% ≠
U.S. Treasury Bill 0.093% 11/13/14	1,757,947	1,757,643

		1,757,643

Total Short-Term Investments (cost $10,148,238)		10,148,819

Smid Cap Growth Series-3

Delaware VIP® Smid Cap Growth Series

Schedule of investments (continued)

Total Value of Securities - 100.45% (cost $400,134,143)	$592,837,946

≠ The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

† Non income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$582,689,127
Short-term investments, at value[2]	10,148,819
Cash	296
Receivables for fund shares sold	52,949
Dividends and interest receivable	2

Total assets	592,891,193

Liabilities:
Payable for securities purchased	1,742,881
Payable for fund shares redeemed	414,418
Investment management fees payable	357,664
Other accrued expenses	161,643
Distribution fees payable	41,903
Other affiliates payable	8,697
Trustees’ fees and expenses payable	1,596

Total liabilities	2,728,802

Total Net Assets	$590,162,391

Net Assets Consist of:
Paid-in capital	$369,860,929
Distributions in excess of net investment income	(266,365)
Accumulated net realized gain on investments	27,864,024
Net unrealized appreciation (depreciation) of investments	192,703,803

Total Net Assets	$590,162,391

Standard Class:
Net assets	$384,250,886
Shares of beneficial interest outstanding, unlimited authorization, no par	13,679,386
Net asset value per share	$28.09

Service Class:
Net assets	$205,911,505
Shares of beneficial interest outstanding, unlimited authorization, no par	7,609,409
Net asset value per share	$27.06

[1] Investments, at cost	$389,985,905
[2] Short-term investments, at cost	10,148,238

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-5

Delaware VIP® Trust —

Delaware VIP Smid Cap Growth Series

Statement of operations

Six-months ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	$2,517,905
Interest	2,794
Foreign tax withheld	(53,914)

2,466,785

Expenses:
Management fees	2,214,421
Distribution expenses — Service Class	313,296
Accounting and administration expenses	100,789
Reports and statements to shareholders	54,404
Dividend disbursing and transfer agent fees and expenses	25,217
Legal fees	22,420
Custodian fees	16,655
Trustees’ fees and expenses	14,784
Audit and tax	13,561
Registration fees	412
Other	8,984

2,784,943
Less distribution fees waived — Service Class	(52,216)

Total operating expenses	2,732,727

Net Investment Loss	(265,942)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	27,984,383
Foreign currencies	(5,256)
Foreign currency exchange contracts	(13,500)

Net realized gain	27,965,627

Net change in unrealized appreciation (depreciation) of:
Investments	(54,874,523)
Foreign currencies	(451)
Foreign currency exchange contracts	1,010

Net change in unrealized appreciation (depreciation)	(54,873,964)

Net Realized and Unrealized Loss	(26,908,337)

Net Decrease in Net Assets Resulting from Operations	$(27,174,279)

Delaware VIP Trust —

Delaware VIP Smid Cap Growth Series

Statements of changes in net assets

	Six months
	ended
	6/30/14	Year ended
	(Unaudited)	12/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(265,942)	$318,078
Net realized gain	27,965,627	57,400,358
Net change in unrealized appreciation (depreciation)	(54,873,964)	136,148,048

Net increase (decrease) in net assets resulting from operations	(27,174,279)	193,866,484

Dividends and Distributions to
Shareholders from:
Net investment income:
Standard Class	(265,826)	(89,253)
Net realized gain:
Standard Class	(36,772,574)	(19,827,004)
Service Class	(20,498,747)	(11,068,153)

	(57,537,147)	(30,984,410)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,280,385	14,033,453
Service Class	8,511,465	21,685,828
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	37,038,400	19,916,257
Service Class	20,498,747	11,068,153

	70,328,997	66,703,691

Cost of shares redeemed:
Standard Class	(25,328,077)	(35,670,464)
Service Class	(20,781,116)	(35,211,156)

	(46,109,193)	(70,881,620)

Increase (Decrease) in net assets derived from capital share transactions	24,219,804	(4,177,929)

Net Increase (Decrease) in Net Assets	(60,491,622)	158,704,145

Net Assets:
Beginning of period	650,654,013	491,949,868

End of period (distributions in excess of) undistributed net income of $(266,365) and $265,403, respectively)	$590,162,391	$650,654,013

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-6

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months ended 6/30/14[1]	Delaware VIP Smid Cap Growth Series Standard Class

		Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$32.390	$24.370	$23.190	$22.220	$16.300	$11.210

Income (loss) from investment operations:
Net investment income (loss)[2]	—	0.040	0.026	0.058	0.786	(0.023)
Net realized and unrealized gain (loss)	(1.374)	9.542	2.570	1.808	5.134	5.113

Total from investment operations	(1.374)	9.582	2.596	1.866	5.920	5.090

Less dividends and distributions from:
Net investment income	(0.021)	(0.007)	(0.060)	(0.232)	—	—
Net realized gain	(2.905)	(1.555)	(1.356)	(0.664)	—	—
Total dividends and distributions	(2.926)	(1.562)	(1.416)	(0.896)	—	—

Net asset value, end of period	$28.090	$32.390	$24.370	$23.190	$22.220	$16.300

Total return[3]	(4.06% )	41.32%	11.02%	8.13%	36.32%	45.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,251	$422,823	$318,002	$323,798	$324,450	$20,208
Ratio of expenses to average net assets	0.83%	0.83%	0.84%	0.83%	0.89%	1.07%
Ratio of net investment income (loss) to average net assets	0.00%	0.14%	0.11%	0.24%	3.87%	(0.18%	)
Portfolio turnover	10%	19%	23%	19%	37%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Smid Cap Growth Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Smid Cap Growth Series Service Class
	Six months ended 6/30/14[1]	Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$31.330	$23.670	$22.570	$21.650	$15.920	$10.970

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.036)	(0.029)	(0.034)	(0.002)	0.715	(0.056)
Net realized and unrealized gain (loss)	(1.329)	9.244	2.492	1.770	5.015	5.006

Total from investment operations	(1.365)	9.215	2.458	1.768	5.730	4.950

Less dividends and distributions from:
Net investment income	—	—	(0.002)	(0.184)	—	—
Net realized gain	(2.905)	(1.555)	(1.356)	(0.664)	—	—

Total dividends and distributions	(2.905)	(1.555)	(1.358)	(0.848)	—	—

Net asset value, end of period	$27.060	$31.330	$23.670	$22.570	$21.650	$15.920

Total return[3]	(4.18%)	40.98%	10.71%	7.90%	35.99%	45.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$205,911	$227,831	$173,948	$150,991	$116,699	$7,953
Ratio of expenses to average net assets	1.08%	1.08%	1.09%	1.08%	1.14%	1.32%
Ratio of expenses to average net assets prior to fees waived	1.13%	1.13%	1.14%	1.13%	1.19%	1.37%
Ratio of net investment income (loss) to average net assets	(0.25%)	(0.11% )	(0.14% )	(0.01% )	3.62%	(0.43%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.30%)	(0.16% )	(0.19% )	(0.06% )	3.57%	(0.48%	)
Portfolio turnover	10%	19%	23%	19%	37%	95%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-8

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Notes to financial statements

June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2014.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $14,373 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. For these services, the Series pays DSC fees based at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $22,398. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan.1, 2014 through June 30, 2014* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Series. For the six months ended June 30, 2014, the Series was charged $8,412 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is April 30, 2013 through April 30, 2015 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract) .

Smid Cap Growth Series-10

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$57,656,408
Sales	67,531,284

At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

	Aggregate Unrealized	Aggregate Unrealized
Cost of			Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$400,298,648	$197,593,638	$(5,054,340)	$192,539,298

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$582,689,127	$—	$582,689,127
Short-Term Investments	—	10,148,819	10,148,819

Total	$582,689,127	$10,148,819	$592,837,946

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that Series’ net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2014, there were no Level 3 investments.

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	141,224	496,150
Service Class	293,086	791,050

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,345,383	807,307
Service Class	772,372	463,103

	2,552,065	2,557,610

Shares redeemed:
Standard Class	(859,820)	(1,297,743)
Service Class	(726,945)	(1,330,703)

	(1,586,765)	(2,628,446)

Net increase (decrease)	965,300	(70,836)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the period ended June 30, 2014, the Series entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the period ended June 30, 2014, the Series held foreign currency exchange contracts which are reflected in the statement of operations.

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the period ended June 30, 2014.

	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average cost)	$81,089	$(5,311)

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At June 30, 2014, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$ 595,957	$ (595,957)	$—	$—
Bank of Montreal	198,652	(198,652)	—	—
BNP Paribas	503,391	(503,391)	—	—

Total	$1,298,000	$(1,298,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed, and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending

Smid Cap Growth Series-13

Delaware VIP® Smid Cap Growth Series

Notes to financial statements (continued)

8. Securities Lending (continued)

agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the period ended June 30, 2014, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Series Closed to New Investors

As of Feb. 24, 2012, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to Feb. 9, 2012. Contract holders of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

11. New Sub-advisor

On May 16, 2014, the shareholders of the Series voted to approve a new sub-advisory agreement for the Series between Delaware Management Company (DMC), the advisor to the Series, and Jackson Square Partners, LLC (JSP). JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of DMC, and California Street Partners, LLC, a Delaware limited liability company owned by certain JSP personnel.

12. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

Smid Cap Growth Series-14

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust held on May 16, 2014 on behalf of Delaware VIP Smid Cap Growth Series (Series), the shareholders of the Series voted to approve a new sub-advisory agreement for the Series between Delaware Management Company (DMC), the advisor to the Series, and Jackson Square Partners, LLC (JSP). JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of DMC, and California Street Partners, LLC, a Delaware limited liability company owned by certain JSP personnel.

The following proposal was submitted for a vote of the shareholders:

To approve a new sub-advisory agreement for the Series.

A quorum of the shares outstanding was present, and the votes passed with a majority of those shares. The results were as follows:

Shares voted for	12,023,491
Percentage of outstanding shares	60.37%
Percentage of shares voted	79.77%
Shares voted against	575,314
Percentage of outstanding shares	2.89%
Percentage of shares voted	3.82%
Shares abstained	2,473,989
Percentage of outstanding shares	12.42%
Percentage of shares voted	16.41%

Board Considerations of Series Sub-advisory Agreement with Jackson Square Partners, LLC

At a meeting held on February 18-20, 2014 (Meeting), the Board of Trustees (Board), including a majority of disinterested or Independent Trustees, approved a Sub-advisory Agreement for Delaware VIP Smid Cap Growth Series (Series). In making its decision, the Board considered information prepared specifically in connection with the approval of the Sub-advisory Agreement. Information furnished specifically in connection with the approval of the Sub-advisory Agreement with Jackson Square Partners, LLC (JSP) included materials provided by JSP concerning, among other things, the nature, extent and quality of service provided to the Series, the costs of such services to the Series, economies of scale, and the financial condition and profitability of JSP. In addition, the Board considered reports prepared by Lipper, Inc., an independent statistical compilation organization (Lipper), which compared the Series’ investment performance and expenses with those of other comparable mutual funds.

In considering information relating to the approval of the Sub-advisory Agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract approval considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the continuity of investment management to be provided to the Series and its shareholders. Management provided certain information to the Board regarding the transition of the current portfolio management team (Focus Growth Team) to JSP (Transaction). Following the close of the Transaction, the Focus Growth Team would continue to provide portfolio management services to the Series as owners or employees of JSP. In reviewing the nature, extent, and quality of services, the Board considered that the same personnel will be providing portfolio management services to the Series following the completion of the Transaction, and therefore, considered the many reports furnished to them throughout 2012 and 2013 at regular Board meetings covering matters such as the relative performance of the Series, and the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Series. The Board was pleased with the emphasis placed on research and risk management in the investment process. The Board concluded that it was satisfied with the nature, extent, and quality of the overall services to be provided by JSP.

In addition, the Board considered that in connection with the Transaction, Delaware Investments Advisers Partner, Inc. (DIAP) and JSP would enter into a transaction services agreement. Under the terms of this agreement, DIAP and certain of its affiliates would provide compliance and other administrative support to JSP for an 18-month period following the close of the Transaction.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of the Focus Growth Team and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. The Board reviewed reports prepared by Lipper Inc. (Lipper) for the Series that showed the Series’ investment performance as of March 31, 2013 in comparison to a group of funds selected by Lipper as being similar to the Series (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Annualized investment performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, compared to that of the Performance Universe. The Board’s objective was that the Series’ performance for the periods considered be at or above the median of its Performance Universe. In addition, the Board reviewed more recent Lipper data that had been provided at the quarterly Board meetings held since March 31, 2013. With respect to the Series’ performance as of December 31, 2013, they noted:

Smid Cap Growth Series-15

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series

Other Series information (Unaudited) (continued)

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three-, five-, and ten-year periods was in the first quartile of its Performance Universe.

The Board noted that they were satisfied with the overall performance of the Series. Moreover, the Board concluded that the Transaction was unlikely to have any effect on JSP’s management of the Series or its investment performance because the current portfolio management personnel will continue to provide portfolio management services to the Series.

COMPARATIVE EXPENSES. The Board also evaluated expense comparison data for the Series. JSP provided the Board with information on pricing levels and fee structures for the Series and comparative funds. The Board noted that JSP’s fees will be paid by the Series’ advisor, Delaware Management Company, Inc. (DMC), not by the Series. They also focused on the comparative analysis of the effective management fees (including sub-advisory fees) and total expense ratios of the Series versus the effective management fees (including sub-advisory fees) and expense ratios of a group of funds selected by Lipper as being similar to the Series (Expense Group). In reviewing comparative costs, the Series’ contractual management fee (including sub-advisory fees) and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the applicable Series) and actual management fees (as reported by each fund) of other funds within the Expense Group. The Series’ total expenses were also compared with those of its Expense Group. The Board’s objective was for the Series’ total expense ratio to be competitive with that of the Expense Group. They concluded that, because the sub-advisory fee rate paid by DMC on behalf of the Series would not change, the Series’ expenses were satisfactory.

MANAGEMENT PROFITABILITY. Because JSP did not have historical operations, it provided a pro forma profitability analysis to the Board, and the Board considered the level of profits expected to be realized by JSP as part of their annual contract evaluation. The Board discussed the transition services to be provided to JSP by Delaware Investments and the cost of providing those services. The Board also considered the extent to which JSP might derive ancillary benefits from the Series’ operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as sub-advisor to the Series and the benefits from allocation of the Series’ brokerage to improve trading efficiencies. The Board concluded that the sub-advisory fee was reasonable in light of the services to be rendered.

ECONOMIES OF SCALE. The Board considered whether economies of scale would be realized by JSP and the extent to which any economies of scale would be reflected in the level of sub-advisory fees. The Board considered the fact that several of the funds to be managed by JSP had already reached breakpoints in their management fees.

FALL-OUT BENEFITS. The Board considered that JSP may derive reputational, strategic and other benefits from its association with the Series, and evaluated the extent to which JSP might derive ancillary benefits from Series operations, including the potential for procuring additional business as a result of its role as a service provider to the Series and the benefits from allocation of Series brokerage to improve trading efficiencies. However, the Board concluded that (i) such benefits did not impose a cost or burden on the Series or its shareholders, and (ii) such benefits would probably have an indirectly beneficial effect on the Series and its shareholders because of the added importance that JSP might attach to the Series as a result of the fall-out benefits that the Series conveyed.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCG BNY 19918 [8/14] (12984)	Smid Cap Growth Series-16

Delaware VIP® Trust

Delaware VIP High Yield Series

Semiannual report

June 30, 2014

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series

Disclosure of Series expenses

For the six-month period January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual Series return†
Standard Class	$1,000.00	$1,055.18	0.74%	$3.77
Service Class	1,000.00	1,052.73	0.99%	5.04
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.12	0.74%	$3.71
Service Class	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series

Security type / sector allocation

As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.26%
Corporate Bonds	80.85%
Automobiles	2.45%
Banking	3.68%
Basic Industry	10.23%
Capital Goods	3.93%
Consumer Cyclical	2.66%
Consumer Non-Cyclical	2.23%
Energy	15.38%
Healthcare	5.50%
Insurance	2.37%
Media	8.46%
Services	8.02%
Technology & Electronics	5.69%
Telecommunications	7.48%
Utilities	2.77%
Senior Secured Loans	8.97%
Common Stock	1.83%
Convertible Preferred Stock	1.74%
Preferred Stock	1.76%
Short-Term Investments	5.71%
Total Value of Securities	101.12%
Liabilities Net of Receivables and Other Assets	(1.12)%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series

Schedule of investments

June 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 0.26%
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	182,000	$465,010
Salix Pharmaceuticals 1.50% exercise price $65.81, expiration date 3/15/19	300,000	590,437

Total Convertible Bonds (cost $846,814)		1,055,447

Corporate Bonds – 80.85%
Automobiles – 2.45%
American Axle & Manufacturing 7.75% 11/15/19	1,128,000	1,305,660
Chassix 144A 9.25% 8/1/18 #	1,030,000	1,125,275
General Motors 144A 6.25% 10/2/43 #	1,120,000	1,290,800
General Motors Financial 6.75% 6/1/18	1,755,000	2,011,669
International Automotive Components Group 144A 9.125% 6/1/18 #	2,299,000	2,459,930
Meritor
6.25% 2/15/24	645,000	678,863
6.75% 6/15/21	1,075,000	1,161,645

		10,033,842

Banking – 3.68%
Barclays Bank 7.625% 11/21/22	2,015,000	2,305,160
Credit Suisse Group
144A 6.25% 12/29/49 #•	1,175,000	1,184,694
144A 7.50% 12/11/49 #•	1,820,000	2,019,108
JPMorgan Chase 6.75% 1/29/49 •	2,010,000	2,173,313
Lloyds Banking Group 7.50% 4/30/49 •	3,260,000	3,476,790
Popular 7.00% 7/1/19	1,845,000	1,881,900
RBS Capital Trust I 2.099% 12/29/49 •	2,040,000	2,050,200

		15,091,165

Basic Industry – 10.23%
AK Steel 7.625% 5/15/20	1,984,000	2,053,440
ArcelorMittal 6.125% 6/1/18	2,765,000	3,041,500
Arch Coal 144A 8.00% 1/15/19 #	1,735,000	1,721,987
Axalta Coating System 144A 7.375% 5/1/21 #	1,215,000	1,330,425
Builders FirstSource 144A 7.625% 6/1/21 #	1,550,000	1,662,375
Cemex 144A 7.25% 1/15/21 #	1,135,000	1,251,337
Cemex Finance 144A 6.00% 4/1/24 #	1,195,000	1,247,281
CPG Merger Sub 144A 8.00% 10/1/21 #	1,810,000	1,914,075
Essar Steel Minnesota 144A 11.50% 5/15/20 #	535,000	543,025
First Quantum Minerals
144A 6.75% 2/15/20 #	1,110,000	1,148,850
144A 7.00% 2/15/21 #	1,110,000	1,147,463
144A 7.25% 5/15/22 #	830,000	867,350
FMG Resources August 2006 144A
6.875% 4/1/22 #	2,782,000	2,994,127
INEOS Group Holdings 144A
5.875% 2/15/19 #	1,750,000	1,798,125
JMC Steel Group 144A 8.25% 3/15/18 #	1,435,000	1,470,875
Kissner Milling 144A 7.25% 6/1/19 #	1,515,000	1,564,237
LSB Industries 7.75% 8/1/19	1,300,000	1,397,500
Masonite International 144A 8.25% 4/15/21 #	2,049,000	2,243,655
New Gold 144A 6.25% 11/15/22 #	1,890,000	1,975,050
Nortek 8.50% 4/15/21	1,250,000	1,387,500
Perstorp Holding 144A 8.75% 5/15/17 #	1,985,000	2,138,837
Polymer Group 144A 6.875% 6/1/19 #	600,000	612,000
Ryerson
9.00% 10/15/17	1,310,000	1,404,975
11.25% 10/15/18	545,000	610,400
Sappi Papier Holding 144A 6.625% 4/15/21 #	545,000	577,700
TPC Group 144A 8.75% 12/15/20 #	2,090,000	2,325,125
Wise Metals Group 144A
8.75% 12/15/18 #	815,000	888,350
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	535,000	547,706

		41,865,270

Capital Goods – 3.93%
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	1,260,000	1,264,725
B/E Aerospace 5.25% 4/1/22	885,000	967,969
BOE Intermediate Holding 144A PIK 9.00% 11/1/17 #X	1,026,142	1,076,808
BOE Merger 144A PIK 9.50% 11/1/17 #T	765,000	808,031
Consolidated Container 144A 10.125% 7/15/20 #	1,859,000	1,877,590
Gardner Denver 144A 6.875% 8/15/21 #	890,000	938,950
Milacron 144A 7.75% 2/15/21 #	1,930,000	2,123,000
Plastipak Holdings 144A 6.50% 10/1/21 #	1,375,000	1,457,500
Reynolds Group Issuer 8.25% 2/15/21	1,100,000	1,201,750
Signode Industrial Group 144A 6.375% 5/1/22 #	1,700,000	1,725,500
TransDigm
144A 6.00% 7/15/22 #	800,000	823,000
144A 6.50% 7/15/24 #	1,750,000	1,824,375

		16,089,198

Consumer Cyclical – 2.66%
DBP Holding 144A 7.75% 10/15/20 #	1,184,000	1,041,920
Landry’s 144A 9.375% 5/1/20 #	2,337,000	2,582,385
Men’s Wearhouse 144A 7.00% 7/1/22 #	1,180,000	1,227,200
Pantry 8.375% 8/1/20	1,240,000	1,345,400
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	1,256,000	1,287,400
Quiksilver 144A 7.875% 8/1/18 #	995,000	1,014,900

High Yield Series-3

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Roundy’s Supermarkets 144A
10.25% 12/15/20 #	690,000	$732,263
Tempur-Pedic International 6.875% 12/15/20	1,495,000	1,644,500

		10,875,968

Consumer Non-Cyclical – 2.23%
Crestview DS Merger Sub II 144A 10.00% 9/1/21 #	1,245,000	1,397,513
Darling Ingredients 144A 5.375% 1/15/22 #	690,000	718,463
JBS Investments 144A 7.75% 10/28/20 #	2,070,000	2,225,250
Post Holdings
144A 6.00% 12/15/22 #	890,000	908,913
144A 6.75% 12/1/21 #	355,000	378,075
Smithfield Foods 6.625% 8/15/22	1,340,000	1,474,000
Spectrum Brands
6.375% 11/15/20	370,000	399,600
6.625% 11/15/22	1,490,000	1,620,375

		9,122,189

Energy – 15.38%
Athlon Holdings 144A 6.00% 5/1/22 #	1,495,000	1,551,063
Baytex Energy
144A 5.125% 6/1/21 #	365,000	367,737
144A 5.625% 6/1/24 #	2,505,000	2,517,525
Calumet Specialty Products Partners 7.625% 1/15/22	2,725,000	2,943,000
Chaparral Energy
7.625% 11/15/22	955,000	1,036,175
8.25% 9/1/21	1,033,000	1,138,883
CHC Helicopter 9.375% 6/1/21	2,265,000	2,429,213
Chesapeake Energy 4.875% 4/15/22	3,360,000	3,481,800
Energy Transfer Equity 144A 5.875% 1/15/24 #	840,000	882,000
Energy XXI Gulf Coast 144A 6.875% 3/15/24 #	2,715,000	2,776,087
Exterran Partners 6.00% 4/1/21	2,035,000	2,065,525
FTS International 144A 6.25% 5/1/22 #	1,960,000	2,013,900
Genesis Energy 5.75% 2/15/21	2,300,000	2,403,500
Global Partners 144A 6.25% 7/15/22 #	445,000	446,669
Halcon Resources
8.875% 5/15/21	510,000	550,800
9.75% 7/15/20	1,980,000	2,170,575
Hercules Offshore
144A 6.75% 4/1/22 #	470,000	448,263
144A 7.50% 10/1/21 #	915,000	912,713
144A 8.75% 7/15/21 #	575,000	610,937
Hilcorp Energy I 144A 5.00% 12/1/24 #	1,070,000	1,072,675
Key Energy Services 6.75% 3/1/21	1,240,000	1,295,800
Laredo Petroleum 5.625% 1/15/22	860,000	893,325
Laredo Petroleum 7.375% 5/1/22	995,000	1,116,887
Linn Energy 8.625% 4/15/20	276,000	299,460
Memorial Resource Development 144A 5.875% 7/1/22 #	835,000	845,437
Midstates Petroleum 9.25% 6/1/21	2,515,000	2,772,787
Murphy Oil USA 6.00% 8/15/23	1,320,000	1,395,900
NGL Energy Partners 144A 5.125% 7/15/19 #	800,000	806,000
Northern Blizzard Resources 144A 7.25% 2/1/22 #	1,860,000	1,918,125
Northern Oil & Gas 8.00% 6/1/20	1,895,000	2,032,387
NuStar Logistics 6.75% 2/1/21	1,250,000	1,393,750
Oasis Petroleum 144A 6.875% 3/15/22 #	1,885,000	2,064,075
Ocean Rig UDW 144A 7.25% 4/1/19 #	2,255,000	2,238,087
Offshore Group Investment 7.125% 4/1/23	925,000	943,500
PDC Energy 7.75% 10/15/22	1,850,000	2,072,000
Pioneer Energy Services 144A 6.125% 3/15/22 #	1,850,000	1,921,687
Regency Energy Partners 5.875% 3/1/22	1,825,000	1,986,969
Samson Investment 144A 10.75% 2/15/20 #	1,964,000	2,079,385
SandRidge Energy 8.125% 10/15/22	1,816,000	2,008,950
Seventy Seven Energy 144A 6.50% 7/15/22 #	1,030,000	1,057,037

		62,960,588

Healthcare – 5.50%
Air Medical Group Holdings 9.25% 11/1/18	1,698,000	1,816,860
Community Health Systems
144A 6.875% 2/1/22 #	1,315,000	1,400,475
7.125% 7/15/20	495,000	536,456
8.00% 11/15/19	767,000	841,783
Crimson Merger Sub 144A 6.625% 5/15/22 #	950,000	944,063
DaVita HealthCare Partners 5.125% 7/15/24	3,750,000	3,780,469
Immucor 11.125% 8/15/19	871,000	975,520
Kinetic Concepts 10.50% 11/1/18	1,624,000	1,839,180
Mallinckrodt International Finance 4.75% 4/15/23	1,005,000	979,875
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	890,000	934,500
Par Pharmaceutical 7.375% 10/15/20	1,115,000	1,204,200
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	2,230,000	2,397,250

High Yield Series-4

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Tenet Healthcare
144A 5.00% 3/1/19 #	1,220,000	$1,239,825
6.00% 10/1/20	855,000	929,813
8.125% 4/1/22	1,135,000	1,316,600
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	465,000	479,531
144A 6.375% 10/15/20 #	835,000	890,319

		22,506,719

Insurance – 2.37%
American International Group
8.175% 5/15/58 •	1,670,000	2,308,775
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	1,695,000	1,824,244
Onex USI Acquisition 144A
7.75% 1/15/21 #	2,035,000	2,101,137
XL Group 6.50% 12/29/49 •	3,493,000	3,458,070

		9,692,226

Media – 8.46%
Altice 144A 7.75% 5/15/22 #	1,865,000	1,995,550
CCO Holdings 5.25% 9/30/22	2,255,000	2,297,281
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	1,475,000	1,574,563
Clear Channel Communications
144A 10.00% 1/15/18 #	880,000	854,700
PIK 14.00% 2/1/21 ç	1,015,000	1,049,256
Columbus International 144A
7.375% 3/30/21 #	2,775,000	3,000,469
CSC Holdings
144A 5.25% 6/1/24 #	3,345,000	3,299,006
6.75% 11/15/21	1,110,000	1,225,163
DISH DBS 5.00% 3/15/23	2,225,000	2,272,281
Gray Television 7.50% 10/1/20	1,825,000	1,975,563
MDC Partners 144A 6.75% 4/1/20 #	1,965,000	2,082,900
Mediacom Broadband 144A
5.50% 4/15/21 #	1,180,000	1,199,175
Numericable Group
144A 6.00% 5/15/22 #	1,865,000	1,941,931
144A 6.25% 5/15/24 #	260,000	271,700
ONO Finance II 144A
10.875% 7/15/19 #	1,040,000	1,141,400
RCN Telecom Services 144A
8.50% 8/15/20 #	580,000	623,500
Univision Communications 144A
6.75% 9/15/22 #	1,810,000	2,011,363
UPCB Finance VI 144A
6.875% 1/15/22 #	577,000	633,258
Virgin Media Finance 144A
6.375% 4/15/23 #	1,885,000	2,054,650
VTR Finance 144A 6.875% 1/15/24 #	2,930,000	3,153,377

		34,657,086

Services – 8.02%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	3,694,000	3,823,290
Avis Budget Car Rental 5.50% 4/1/23	1,700,000	1,746,750
BlueLine Rental Finance 144A
7.00% 2/1/19 #	1,065,000	1,139,550
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #	2,025,000	2,059,172
Carlson Travel Holdings 144A
7.50% 8/15/19 #	835,000	853,787
Carlson Wagonlit 144A
6.875% 6/15/19 #	1,525,000	1,647,000
Covanta Holding 5.875% 3/1/24	1,980,000	2,056,725
Mattamy Group 144A 6.50% 11/15/20 #	2,285,000	2,353,550
MGM Resorts International
6.75% 10/1/20	545,000	609,719
7.75% 3/15/22	967,000	1,136,225
11.375% 3/1/18	622,000	810,155
Navios South American Logistics 144A 7.25% 5/1/22 #	1,780,000	1,855,650
Pinnacle Entertainment
6.375% 8/1/21	830,000	879,800
7.75% 4/1/22	804,000	878,370
8.75% 5/15/20	119,000	130,305
Stena 144A 7.00% 2/1/24 #	3,425,000	3,656,187
United Rentals North America
5.75% 11/15/24	3,885,000	4,045,256
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	695,000	741,913
Watco 144A 6.375% 4/1/23 #	965,000	989,125
West 144A 5.375% 7/15/22 #	1,425,000	1,414,313

		32,826,842

Technology & Electronics – 5.69%
Advanced Micro Devices 144A
6.75% 3/1/19 #	1,275,000	1,362,656
BMC Software Finance 144A
8.125% 7/15/21 #	1,535,000	1,586,806
CommScope 144A 5.50% 6/15/24 #	1,960,000	2,001,650
Entegris 144A 6.00% 4/1/22 #	1,965,000	2,033,775
First Data
11.25% 1/15/21	2,305,000	2,696,850
11.75% 8/15/21	3,493,000	4,161,036
First Data Holdings 144A PIK 14.50% 9/24/19 #X	716,046	799,286
Infor Software Parent 144A PIK 7.125% 5/1/21 #T	2,000,000	2,055,000
j2 Global 8.00% 8/1/20	3,000,000	3,262,500
NCR
144A 5.875% 12/15/21 #	515,000	545,900
144A 6.375% 12/15/23 #	1,610,000	1,754,900
Viasystems 144A 7.875% 5/1/19 #	974,000	1,034,875

		23,295,234

High Yield Series-5

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications – 7.48%
CenturyLink 6.75% 12/1/23	1,090,000	$1,196,275
Cogent Communications Finance 144A 5.625% 4/15/21 #	1,780,000	1,771,100
Digicel Group
144A 7.125% 4/1/22 #	820,000	856,900
144A 8.25% 9/30/20 #	2,949,000	3,229,155
Hughes Satellite Systems
7.625% 6/15/21	1,800,000	2,070,000
Intelsat Luxembourg
7.75% 6/1/21	1,810,000	1,923,125
8.125% 6/1/23	3,965,000	4,302,025
Level 3 Financing 144A
6.125% 1/15/21 #	415,000	446,125
Sprint
144A 7.125% 6/15/24 #	2,265,000	2,406,563
144A 7.25% 9/15/21 #	1,015,000	1,122,844
144A 7.875% 9/15/23 #	1,965,000	2,190,975
Sprint Capital 6.90% 5/1/19	1,230,000	1,362,225
T-Mobile USA
6.125% 1/15/22	570,000	607,050
6.25% 4/1/21	925,000	986,281
6.50% 1/15/24	345,000	369,581
6.731% 4/28/22	500,000	541,250
Wind Acquisition Finance
144A 4.75% 7/15/20 #	895,000	903,950
144A 7.375% 4/23/21 #	1,710,000	1,829,700
Windstream
7.50% 6/1/22	605,000	660,963
7.50% 4/1/23	540,000	587,250
7.75% 10/1/21	1,140,000	1,251,150

		30,614,487

Utilities – 2.77%
AES 7.375% 7/1/21	1,288,000	1,513,400
AES Gener 144A 8.375% 12/18/73 #•	1,165,000	1,313,537
Calpine
144A 5.875% 1/15/24 #	2,060,000	2,183,600
144A 6.00% 1/15/22 #	935,000	1,012,137
Elwood Energy 8.159% 7/5/26	956,953	1,086,142
Enel 144A 8.75% 9/24/73 #•	2,024,000	2,388,320
NRG Energy 144A 6.25% 5/1/24 #	1,750,000	1,830,937

		11,328,073

Total Corporate Bonds (cost $315,534,849)		330,958,887

Senior Secured Loans – 8.97% «
Akorn Tranche B 4.50% 11/13/20	1,760,000	1,770,266
Applied Systems 2nd Lien 7.50% 1/15/22	1,883,000	1,924,426
Atkore International 2nd Lien 7.75% 9/27/21	1,000,000	1,008,750
Avast Software 1st Lien 5.00% 3/18/20	1,007,250	1,009,768
Avaya Tranche B-3 4.50% 10/27/17	625,000	613,504
Avaya Tranche B6 6.50% 3/31/18	625,000	626,672
Azure Midstream Tranche B 6.50% 10/21/18	394,998	398,455
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,980,000	2,034,862
Borgata Tranche B 1st Lien 6.75% 8/15/18	1,885,525	1,912,856
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	1,020,000	1,020,728
Citycenter Holdings Tranche B 5.00% 10/9/20	1,713,964	1,729,498
Clear Channel Communications Tranche D 6.75% 1/30/19	3,095,000	3,087,649
Flint Group Tranche 2nd Lien
8.25% 5/2/22	2,040,000	2,056,151
Gentiva Health Services Tranche B
6.50% 10/10/19	1,537,275	1,540,157
Hostess Brands 1st Lien 6.75% 3/12/20	1,975,050	2,054,052
LTS Buyer 2nd Lien 8.00% 3/15/21	287,788	292,344
Mauser Holdings 2nd Lien 8.25% 6/30/22	2,070,000	2,049,300
Moxie Liberty Tranche B 7.50% 8/21/20	1,025,000	1,053,187
Moxie Patriot (Panda Power Fund)
Tranche B1 6.75% 12/18/20	1,015,000	1,035,300
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,015,000	1,026,600
Otterbox Tranche B 5.75% 5/30/20	1,510,000	1,500,563
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	1,200,000	1,231,500
Polymer Group Tranche B 5.25% 12/13/19	1,626,825	1,630,384
Rite Aid 2nd Lien 5.75% 8/3/20	1,033,000	1,057,275
Samson Investment 2nd Lien 5.00% 9/25/18	2,020,000	2,024,149
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19	1,049,685	1,046,623

Total Senior Secured Loans (cost $36,379,738)		36,735,019

	Number of shares
Common Stock – 1.83%
Akorn †	18,724	622,573
Century Communications =†	2,820,000	0
CenturyLink	12,144	439,613
DIRECTV Class A †	21,870	1,859,169
Exelon	10,966	400,040
General Motors	22,426	814,064
Hanesbrands	5,750	566,030

High Yield Series-6

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Kodiak Oil & Gas †	46,696	$679,427
Las Vegas Sands	4,885	372,335
Range Resources	5,758	500,658
Time Warner Cable	5,923	872,458
Valeant Pharmaceuticals International †	2,898	365,496

Total Common Stock (cost $5,801,958)		7,491,863

Convertible Preferred Stock – 1.74%
Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49 #	1,015	1,288,416
Dominion Resources 6.375% exercise price $87.20, expiration date 7/1/17	57,050	3,002,256
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	32,250	1,739,778
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	8,150	414,917
SandRidge Energy 7.00% exercise price $7.76, expiration date 12/31/49	6,000	664,875

Total Convertible Preferred Stock (cost $6,761,939)		7,110,242

Preferred Stock – 1.76%
Ally Financial 144A 7.00% #	4,000	4,030,125
GMAC Capital Trust I 8.125% •	40,000	1,092,000
Regions Financial 6.375%	83,000	2,077,490

Total Preferred Stock (cost $6,179,030)		7,199,615

	Principal amount°
Short-Term Investments – 5.71%
Repurchase Agreements – 5.71%
Bank of America Merrill Lynch 0.04%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $10,737,796 (collateralized by U.S. government obligations 0.25% - 3.625% 12/31/15–8/15/43; market value $10,952,539)	10,737,784	10,737,784
Bank of Montreal 0.08%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $3,579,269 (collateralized by U.S. government obligations 0.00% - 2.625% 9/30/14 - 11/15/20; market value $3,650,848)	3,579,261	3,579,261
BNP Paribas 0.09%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $9,069,978 (collateralized by U.S. government obligations 0.00% - 1.625% 11/13/14–4/30/19; market value $9,251,357)	9,069,955	9,069,955

Total Short-Term Investments (cost $23,387,000)		23,387,000

Total Value of Securities - 101.12% (cost $394,891,328)		$413,938,073

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $194,574,580 which represented 47.53% of the Series’ net assets. See Note 9 in “Notes to Financial Statements.”

ç	100% of the income received was in the form of both cash and par.
X	100% of the income received was in the form of additional par.
T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2014, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
—	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2014.

High Yield Series-7

Delaware VIP® High Yield Series

Schedule of investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(45) U.S. Treasury 2 yr Note	$(9,892,842)	$(9,881,719)	10/6/14	$11,123
(83) U.S. Treasury 5 yr Note	(9,948,939)	(9,915,258)	10/6/14	33,681

	$(19,841,781)			$44,804

The use of futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

[1]	See Note 6 in “Notes to Financial Statements.”

Summary of abbreviations:

PIK – Pay-in-kind

yr – Year

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust — Delaware VIP High Yield Series

Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$390,551,073
Short-term investments, at value[2]	23,387,000
Cash	354,047
Cash collateral for futures contracts	88,000
Receivables for securities sold	8,109,540
Dividends and interest receivable	5,360,061

Total assets	427,849,721

Liabilities:
Payable for securities purchased	17,938,466
Payables for fund shares redeemed	145,983
Variation margin payable on futures contracts	7,242
Investment management fees payable	218,233
Other accrued expenses	118,027
Distribution fees payable to affiliates	50,799
Other affiliates payable	7,155
Trustees’ fees and expenses payable	1,127

Total liabilities	18,487,032

Total Net Assets	$409,362,689

Net Assets Consist of:
Paid-in capital	$369,594,103
Undistributed net investment income	10,799,028
Accumulated net realized gain on investments	9,878,009
Net unrealized appreciation of investments	19,091,549

Total Net Assets	$409,362,689

Standard Class:
Net assets	$161,835,749
Shares of beneficial interest outstanding, unlimited authorization, no par	26,987,216
Net asset value per share	$6.00

Service Class:
Net assets	$247,526,940
Shares of beneficial interest outstanding, unlimited authorization, no par	41,372,267
Net asset value per share	$5.98

[1] Investments, at cost	$371,504,328
[2] Short-term investments, at cost	23,387,000

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® Trust —

Delaware VIP High Yield Series

Statement of operations

Six months ended June 30, 2014 (Unaudited)

Investment Income:
Interest	$12,540,399
Dividends	102,143

12,642,542

Expenses:
Management fees	1,306,418
Distribution expenses - Service Class	370,722
Accounting and administration expenses	67,815
Reports and statements to shareholders	31,350
Audit and tax	18,158
Legal fees	18,009
Dividend disbursing and transfer agent fees and expenses	16,893
Trustees’ fees and expenses	11,423
Custodian fees	9,745
Registration fees	321
Other	9,781

1,860,635
Less waived distribution expenses - Service Class	(61,787)

Total operating expenses	1,798,848

Net Investment Income	10,843,694

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,681,426
Futures contracts	(203,396)

Net realized gain	10,478,030

Net change in unrealized appreciation (depreciation) of:
Investments	(134,942)
Futures contracts	44,804

Net change in unrealized appreciation (depreciation)	(90,138)

Net Realized and Unrealized Gain	10,387,892

Net Increase in Net Assets Resulting from Operations	$21,231,586

Delaware VIP Trust —

Delaware VIP High Yield Series

Statements of changes in net assets

	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,843,694	$25,318,431
Net realized gain	10,478,030	16,027,385
Net change in unrealized appreciation (depreciation)	(90,138)	(6,043,803)

Net increase in net assets resulting from operations	21,231,586	35,302,013

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(10,368,298)	(11,266,444)
Service Class	(15,767,096)	(19,029,482)

Net realized gain:
Standard Class	(2,468,643)	—
Service Class	(3,893,110)	—

	(32,497,147)	(30,295,926)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	11,533,522	23,780,138
Service Class	5,440,422	16,166,156

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	12,836,941	11,266,444
Service Class	19,660,206	19,029,482

	49,471,091	70,242,220

Cost of shares redeemed:
Standard Class	(9,233,036)	(32,944,533)
Service Class	(21,842,081)	(61,585,297)

	(31,075,117)	(94,529,830)

Increase (decrease) in net assets derived from capital share transactions	18,395,974	(24,287,610)

Net Increase (Decrease) in Net Assets	7,130,413	(19,281,523)

Net Assets:
Beginning of period	402,232,276	421,513,799

End of period (including undistributed net investment income of $10,799,028 and $26,090,728, respectively)	$409,362,689	$402,232,276

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® Trust — Delaware VIP High Yield Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six months ended 6/30/14[1] (Unaudited)	Year ended
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$6.190	$6.110	$5.680	$6.040	$5.670	$4.140

Income (loss) from investment operations:
Net investment income[2]	0.169	0.385	0.440	0.468	0.484	0.488
Net realized and unrealized gain (loss)	0.161	0.157	0.519	(0.309)	0.349	1.414

Total from investment operations	0.330	0.542	0.959	0.159	0.833	1.902

Less dividends and distributions from:
Net investment income	(0.420)	(0.462)	(0.529)	(0.519)	(0.463)	(0.372)
Net realized gain	(0.100)	—	—	—	—	—

Total dividends and distributions	(0.520)	(0.462)	(0.529)	(0.519)	(0.463)	(0.372)

Net asset value, end of period	$6.000	$6.190	$6.110	$5.680	$6.040	$5.670

Total return[3]	5.52%	9.22%	17.82%	2.38%	15.32%	48.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$161,836	$151,253	$147,293	$117,636	$127,294	$154,761
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.76%	0.76%
Ratio of expenses to average net assets prior to fees waived	0.74%	0.74%	0.74%	0.74%	0.76%	0.77%
Ratio of net investment income to average net assets	5.55%	6.34%	7.52%	8.02%	8.42%	10.01%
Ratio of net investment income to average net assets prior to fees waived	5.55%	6.34%	7.52%	8.02%	8.42%	10.00%
Portfolio turnover	60%	88%	76%	78%	115%	123%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® High Yield Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six months ended 6/30/14[1] (Unaudited)	Year ended
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$6.170	$6.090	$5.670	$6.020	$5.660	$4.130

Income (loss) from investment operations:
Net investment income[2]	0.161	0.369	0.424	0.454	0.469	0.475
Net realized and unrealized gain (loss)	0.154	0.158	0.510	(0.299)	0.342	1.414

Total from investment operations	0.315	0.527	0.934	0.155	0.811	1.889

Less dividends and distributions from:
Net investment income	(0.405)	(0.447)	(0.514)	(0.505)	(0.451)	(0.359)
Net realized gain	(0.100)	—	—	—	—	—

Total dividends and distributions	(0.505)	(0.447)	(0.514)	(0.505)	(0.451)	(0.359)

Net asset value, end of period	$5.980	$6.170	$6.090	$5.670	$6.020	$5.660

Total return[3]	5.27%	8.98%	17.35%	2.33%	14.91%	48.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$247,527	$250,979	$274,221	$266,435	$343,403	$286,395
Ratio of expenses to average net assets	0.99%	0.99%	0.99%	0.99%	1.01%	1.01%
Ratio of expenses to average net assets prior to fees waived	1.04%	1.04%	1.04%	1.04%	1.06%	1.07%
Ratio of net investment income to average net assets	5.30%	6.09%	7.27%	7.77%	8.17%	9.76%
Ratio of net investment income to average net assets prior to fees waived	5.25%	6.04%	7.22%	7.72%	8.12%	9.70%
Portfolio turnover	60%	88%	76%	78%	115%	123%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-12

Delaware VIP® Trust — Delaware VIP High Yield Series

Notes to financial statements

June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

High Yield Series-13

Delaware VIP® High Yield Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $9,673 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. For these services, the Series pays DSC fees at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $15,074. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 through June 30, 2014* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resourced shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Series. For the six months ended June 30, 2014, the Series was charged $5,593 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2013 through April 30, 2015.

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$233,804,146
Sales	229,397,720

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$394,917,028	$19,778,516	$(757,471)	$19,021,045

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

High Yield Series-14

Delaware VIP® High Yield Series

Notes to financial statements (continued)

3. Investments (continued)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$332,014,334	$—	$332,014,334
Senior Secured Loans	—	36,735,019	—	36,735,019
Common Stock	7,491,863	—	—	7,491,863
Convertible Preferred Stock[1]	5,156,951	1,953,291	—	7,110,242
Preferred Stock[1]	3,169,490	4,030,125	—	7,199,615
Short-Term Investments	—	23,387,000	—	23,387,000

Total	$15,818,304	$398,119,769	$—	$413,938,073

Futures Contracts	$44,804	$—	$—	$44,804

1Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of this security type for the Series. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs.

	Level 1	Level 2	Total
Convertible Preferred Stock	72.53%	27.47%	100.00%
Preferred Stock	44.02%	55.98%	100.00%

The securities that have been deemed worthless in the schedule of investments are considered to be Level 3 investments.

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

High Yield Series-15

Delaware VIP® High Yield Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	1,858,583	3,918,091
Service Class	884,667	2,694,185

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,186,872	1,903,116
Service Class	3,354,984	3,219,878

	8,285,106	11,735,270

Shares redeemed:
Standard Class	(1,493,818)	(5,484,196)
Service Class	(3,547,339)	(10,237,205)

	(5,041,157)	(15,721,401)

Net increase (decrease)	3,243,949	(3,986,131)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the year then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objectives. The Series uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2014, the Series used futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

At June 30, 2014, the Series held futures contracts, which are reflected in the statement of assets and liabilities and statement of operations.

Derivatives Generally –The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2014.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (Average notional value)	$—	$9,980,222

High Yield Series-16

Delaware VIP® High Yield Series

Notes to financial statements (continued)

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At June 30, 2014, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$10,737,784	$(10,737,784)	$—	$—
Bank of Montreal	3,579,261	(3,579,261)	—	—
BNP Paribas	9,069,955	(9,069,955)	—	—

Total	$23,387,000	$(23,387,000)	$—	$—

(a) Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

High Yield Series-17

Delaware VIP® High Yield Series

Notes to financial statements (continued)

8. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2014, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and lower than Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

High Yield Series-18

Delaware VIP® High Yield Series

Notes to financial statements (continued)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPHY BNY 19913 [8/14] (12984)

High Yield Series-19

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Semiannual report

June 30, 2014

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series expenses
For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/13*
Actual Series return†
Standard Class	$1,000.00	$1,049.60	1.05%	$5.34
Service Class	1,000.00	1,048.10	1.30%	6.60
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,019.59	1.05%	$5.26
Service Class	1,000.00	1,018.35	1.30%	6.51

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Security type / country and sector allocations
As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Common Stock by Country	98.24%
Australia	1.47%
Canada	8.01%
China/Hong Kong	5.63%
Denmark	2.25%
France	19.71%
Germany	6.06%
Indonesia	1.18%
Israel	3.94%
Italy	4.09%
Japan	19.16%
Netherlands	2.20%
Norway	1.97%
Russia	2.15%
Sweden	3.55%
Switzerland	7.01%
United Kingdom	9.64%
United States	0.22%
Short-Term Investments	1.73%
Securities Lending Collateral	1.12%
Total Value of Securities	101.09%
Obligation to Return Securities Lending Collateral	(1.12)%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	16.89%
Consumer Staples	8.77%
Energy	7.93%
Financials	16.16%
Healthcare	12.83%
Industrials	14.43%
Information Technology	6.71%
Materials	7.21%
Telecommunication Services	6.15%
Utilities	1.16%
Total	98.24%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
June 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.24% Δ
Australia – 1.47%
Coca-Cola Amatil	104,595	$933,168

		933,168

Canada – 8.01%
AuRico Gold	101,835	435,270
CGI Group Class A †	74,514	2,641,533
WestJet Airlines @	58,285	1,431,379
Yamana Gold *	69,083	568,542

		5,076,724

China/Hong Kong – 5.63%
CNOOC	691,000	1,241,069
Techtronic Industries	255,359	818,759
Yue Yuen Industrial Holdings	451,500	1,511,729

		3,571,557

Denmark – 2.25%
Carlsberg Class B	13,229	1,424,994

		1,424,994

France – 19.71%
AXA	85,004	2,031,618
Kering	4,391	962,882
Lafarge	14,416	1,251,459
Publicis Groupe	18,559	1,574,014
Sanofi	20,195	2,145,242
Teleperformance	26,343	1,614,320
Total *	17,252	1,246,785
Vinci	22,402	1,674,797

		12,501,117

Germany – 6.06%
Bayerische Motoren Werke *	8,754	1,110,182
Deutsche Post *	44,107	1,594,993
Stada Arzneimittel	23,882	1,137,484

		3,842,659

Indonesia – 1.18%
Bank Rakyat Indonesia Persero	862,455	751,147

		751,147

Israel – 3.94%
Teva Pharmaceutical Industries ADR	47,700	2,500,434

		2,500,434

Italy – 4.09%
Saipem †	48,039	1,295,815
UniCredit	154,999	1,297,801

		2,593,616

Japan – 19.16%
Don Quijote Holdings	9,200	513,053
East Japan Railway	17,756	1,398,363
ITOCHU	129,235	1,659,525
KDDI	2,200	134,174
Mitsubishi UFJ Financial Group	344,135	2,109,340
Nippon Telegraph & Telephone	36,159	2,254,874
Nitori Holdings	27,158	1,485,025

	Number of shares	Value (U.S. $)
Common Stock Δ (continued)
Japan (continued)
Toyota Motor	43,243	$2,596,757

		12,151,111

Netherlands – 2.20%
Koninklijke Philips Electronics	43,917	1,393,590

		1,393,590

Norway – 1.97%
Subsea 7	66,872	1,247,498

		1,247,498

Russia – 2.15%
Mobile Telesystems ADR	69,200	1,366,008

		1,366,008

Sweden – 3.55%
Nordea Bank	159,449	2,249,894

		2,249,894

Switzerland – 7.01%
Aryzta †	22,051	2,088,610
Novartis	26,025	2,356,438

		4,445,048

United Kingdom – 9.64%
National Grid	51,011	733,386
Rexam	132,238	1,210,876
Rio Tinto	20,773	1,105,197
Standard Chartered	88,532	1,809,232
Tesco	229,257	1,115,158
Vodafone Group	42,724	142,592

		6,116,441

United States – 0.22%
Carnival	3,700	139,305

		139,305

Total Common Stock (cost $50,415,718)		62,304,311

	Principal amount°
Short-Term Investments – 1.73%
Discount Notes – 1.51% ≠
Federal Home Loan Bank
0.03% 7/21/14	126,028	126,027
0.05% 7/28/14	95,928	95,927
0.05% 8/14/14	392,698	392,688
0.05% 8/15/14	54,493	54,492
0.06% 8/18/14	198,578	198,572
0.075% 11/19/14	86,497	86,480

		954,186

International Value Equity Series-3

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligation – 0.22% ≠
U.S. Treasury Bill 0.093% 11/13/14	139,494	$139,470

		139,470

Total Short-Term Investments (cost $1,093,593)		1,093,656

Total Value of Securities Before Securities Lending Collateral – 99.97% (cost $51,509,311)		63,397,967

	Number of shares	Value (U.S. $)
Securities Lending Collateral – 1.12% **
Investment Company
Delaware Investments Collateral Fund No. 1	711,952	$711,952

Total Securities Lending Collateral (cost $711,952)		711,952

Total Value of Securities – 101.09% (cost $52,221,263) ■	$64,109,919

*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $1,431,379, which represents 2.26% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $690,089 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin. Aggregate classification by business sectors has been presented on page 2 in “Security type / country and sector allocations.”

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$62,304,311
Short-term investments, at value[2]	1,093,656
Short-term investments held as collateral for loaned securities, at value[3]	711,952
Cash	31,003
Dividends and interest receivable	192,376
Receivables for fund shares sold	28,049
Securities lending income receivable	936

Total assets	64,362,283

Liabilities:
Foreign currency overdraft, at value[4]	1,062
Obligation to return securities lending collateral	711,952
Payable for fund shares redeemed	125,755
Other accrued expenses	58,259
Investment management fees payable	44,584
Other affiliates payable	1,306
Trustees’ fees and expenses payable	175
Distribution fees payable	31

Total liabilities	943,124

Total Net Assets	$63,419,159

Net Assets Consist of:
Paid-in capital	$71,441,772
Undistributed net investment income	1,160,046
Accumulated net realized loss on investments	(21,073,514)
Net unrealized appreciation of investments and derivatives	11,890,855

Total Net Assets	$63,419,159

Net Assets Value:
Standard Class:
Net assets	$63,267,725
Shares of beneficial interest outstanding, unlimited authorization, no par	5,010,487
Net asset value per share	$12.63

Service Class:
Net assets	$151,434
Shares of beneficial interest outstanding, unlimited authorization, no par	12,005
Net asset value per share	$12.61

[1] Investments, at cost	$50,415,718
[2] Short-term investments, at cost	1,093,593
[3] Short-term investments held as collateral for loaned securities, at cost	711,952
[4] Foreign currency overdraft, at cost	(1,084)

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-5

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of operations
Six months ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	$1,578,607
Securities lending income	15,378
Interest	437
Foreign tax withheld	(117,826)

1,476,596

Expenses:
Management fees	255,020
Accounting and administration expenses	20,495
Audit and tax	15,319
Custodian fees	7,840
Reports and statements to shareholders	5,793
Legal fees	2,624
Dividend disbursing and transfer agent fees and expenses	2,565
Trustees’ fees and expenses	1,475
Registration fees	400
Distribution expenses - Service Class	91
Other	2,580

314,202
Less waived distribution expenses - Service Class	(15)

Total operating expenses	314,187

Net Investment Income	1,162,409

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,587,534
Foreign currencies	2,276
Foreign currency exchange contracts	(24,533)

Net realized gain	1,565,277

Net change in unrealized appreciation (depreciation) of:
Investments	335,529
Foreign currencies	(251)

Net change in unrealized appreciation (depreciation)	335,278

Net Realized and Unrealized Gain	1,900,555

Net Increase in Net Assets Resulting from Operations	$3,062,964

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of changes in net assets

	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
Increase in Net Assets from Operations:
Net investment income	$1,162,409	$830,926
Net realized gain	1,565,277	2,979,436
Net change in unrealized appreciation (depreciation)	335,278	6,888,567

Net increase in net assets resulting from operations	3,062,964	10,698,929

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(783,770)	(790,747)
Service Class	(257)	(437)

	(784,027)	(791,184)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	7,343,491	8,438,365
Service Class	146,688	3,143
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	783,770	790,747
Service Class	257	437

	8,274,206	9,232,692

Cost of shares redeemed:
Standard Class	(4,866,060)	(8,519,861)
Service Class	(26,227)	(14,655)

	(4,892,287)	(8,534,516)

Increase in net assets derived from capital share transactions	3,381,919	698,176

Net Increase in Net Assets	5,660,856	10,605,921

Net Assets:
Beginning of period	57,758,303	47,152,382

End of period (including undistributed net investment income of $1,160,046 and $781,664, respectively)	$63,419,159	$57,758,303

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/13	12/31/12	Year ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$12.190	$10.090	$8.980	$10.610	$9.920	$7.640

Income (loss) from investment operations:
Net investment income[2]	0.233	0.176	0.177	0.243	0.155	0.216
Net realized and unrealized gain (loss)	0.364	2.094	1.171	(1.745)	0.903	2.324

Total from investment operations	0.597	2.270	1.348	(1.502)	1.058	2.540

Less dividends and distributions from:
Net investment income	(0.157)	(0.170)	(0.238)	(0.128)	(0.368)	(0.260)

Total dividends and distributions	(0.157)	(0.170)	(0.238)	(0.128)	(0.368)	(0.260)

Net asset value, end of period	$12.630	$12.190	$10.090	$8.980	$10.610	$9.920

Total return[3]	4.96%	22.78%	15.20%	(14.43% )	10.92%	34.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,268	$57,733	$47,122	$43,036	$56,941	$105,999
Ratio of expenses to average net assets	1.05%	1.09%	1.07%	1.05%	1.07%	1.00%
Ratio of expenses to average net assets prior to fees waived	1.05%	1.09%	1.07%	1.08%	1.07%	1.03%
Ratio of net investment income to average net assets	3.87%	1.59%	1.88%	2.32%	1.60%	2.60%
Ratio of net investment income to average net assets prior to fees waived	3.87%	1.59%	1.88%	2.29%	1.60%	2.57%
Portfolio turnover	13%	28%	36%	47%	40%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® International Value Equity Series
Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/13	12/31/12	Year ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$12.160	$10.070	$8.970	$10.600	$9.910	$7.620

Income (loss) from investment operations:
Net investment income[2]	0.221	0.148	0.154	0.214	0.131	0.196
Net realized and unrealized gain (loss)	0.358	2.088	1.158	(1.740)	0.907	2.327

Total from investment operations	0.579	2.236	1.312	(1.526)	1.038	2.523

Less dividends and distributions from:
Net investment income	(0.129)	(0.146)	(0.212)	(0.104)	(0.348)	(0.233)

Total dividends and distributions	(0.129)	(0.146)	(0.212)	(0.104)	(0.348)	(0.233)

Net asset value, end of period	$12.610	$12.160	$10.070	$8.970	$10.600	$9.910

Total return[3]	4.81%	22.45%	14.79%	(14.62% )	10.71%	34.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151	$25	$30	$17	$12	$10
Ratio of expenses to average net assets	1.30%	1.34%	1.32%	1.30%	1.32%	1.25%
Ratio of expenses to average net assets prior to fees waived	1.35%	1.39%	1.37%	1.38%	1.37%	1.33%
Ratio of net investment income to average net assets	3.62%	1.34%	1.63%	2.07%	1.35%	2.35%
Ratio of net investment income to average net assets prior to fees waived	3.57%	1.29%	1.58%	1.99%	1.30%	2.27%
Portfolio turnover	13%	28%	36%	47%	40%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to financial statements June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010–Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2014, the Series held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

International Value Equity Series-9

Delaware VIP® International Value Equity Series
Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10billion; 0.0040% of the next $10billion; and 0.0025% of aggregate average daily net assets in excess of $50billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $1,444 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. For these services, the Series pays fees at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the Series was charged $2,250 for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 through June 30, 2014* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services. For the six months ended June 30, 2014, the Series was charged $829 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period was April 30, 2013 through April 30, 2015.

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$11,428,615
Sales	7,321,594

International Value Equity Series-10

Delaware VIP® International Value Equity Series
Notes to financial statements (continued)

3. Investments (continued)

At June30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$53,013,607	$14,433,378	$(3,337,066)	$11,096,312

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2013 will expire as follows: $9,147,986 expires in 2016 and $12,723,821 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of Dec. 31, 2013, the Series had no capital loss carryforwards under the Act.

U.S GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$62,304,311	$—	$62,304,311
Securities Lending Collateral	—	711,952	711,952
Short-Term Investments	—	1,093,656	1,093,656

Total	$62,304,311	$1,805,608	$64,109,919

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset

International Value Equity Series-11

Delaware VIP® International Value Equity Series
Notes to financial statements (continued)

value is determined). Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At June 30, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	605,422	754,985
Service Class	12,071	281
Shares issued upon reinvestment of dividends and distributions:
Standard Class	64,989	75,887
Service Class	21	42

	682,503	831,195

Shares redeemed:
Standard Class	(397,239)	(763,331)
Service Class	(2,147)	(1,255)

	(399,386)	(764,586)

Net increase	283,117	66,609

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the six months then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to financial statements (continued)

6. Derivatives (continued)

During the six months ended June 30, 2014, the Series entered into foreign currency exchange contracts and foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.

See the statement of operations on page 6 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2014.

	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (Average cost)	$135,234	$77,328

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2014, the value of the securities on loan was $690,089, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2014, the value of invested collateral was $711,952. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

8. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

International Value Equity Series-13

Delaware VIP® International Value Equity Series
Notes to financial statements (continued)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ 10% limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Series. Illiquid securities have been identified on the schedule of investments.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPIVE BNY 19914 [8/14] (12984)	International Value Equity Series-14

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Semiannual report
June 30, 2014

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Disclosure of Series expenses

For the six-month period January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual Series return†
Standard Class	$1,000.00	$1,013.20	0.55%	$2.75
Service Class	1,000.00	1,011.90	0.80%	3.99
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.07	0.55%	$2.76
Service Class	1,000.00	1,020.83	0.80%	4.01

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Security type / sector allocation

As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	0.74%
Agency Mortgage-Backed Securities	5.86%
Commercial Mortgage-Backed Securities	0.94%
Convertible Bond	0.12%
Corporate Bonds	54.04%
Banking	10.70%
Basic Industry	2.50%
Brokerage	0.86%
Capital Goods	2.24%
Communications	2.89%
Consumer Cyclical	7.74%
Consumer Non-Cyclical	7.22%
Electric	4.97%
Energy	3.96%
Finance Companies	1.00%
Insurance	2.28%
Natural Gas	1.25%
Real Estate	0.67%
Technology	4.06%
Transportation	1.70%
Municipal Bonds	0.57%
Non-Agency Asset-Backed Securities	34.80%
Non-Agency Collateralized Mortgage Obligations	0.24%
U.S. Treasury Obligation	0.04%
Short-Term Investments	3.90%
Total Value of Securities	101.25%
Liabilities Net of Receivables and Other Assets	(1.25%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Schedule of investments

June 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Security – 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	22,008	$24,217

Total Agency Asset-Backed Security (cost $21,830)		24,217

Agency Collateralized Mortgage Obligations – 0.74%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 2/19/30 •	18,856	21,471
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	576	663
Series 2003-52 NA 4.00% 6/25/23	90,946	96,395
Series 2003-120 BL 3.50% 12/25/18	232,255	242,044
Series 2004-49 EB 5.00% 7/25/24	19,667	21,638
Series 2005-66 FD 0.452% 7/25/35 •	365,993	365,029
Series 2005-110 MB 5.50% 9/25/35	6,755	7,337
Series 2011-88 AB 2.50% 9/25/26	160,332	163,987
Series 2011-113 MC 4.00% 12/25/40	243,901	256,182
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	26,134	29,689
Series 2931 GC 5.00% 1/15/34	53,756	55,407
Series 3016 FL 0.542% 8/15/35 •	77,492	77,759
Series 3027 DE 5.00% 9/15/25	20,906	22,888
Series 3067 FA 0.502% 11/15/35 •	1,635,166	1,633,709
Series 3232 KF 0.602% 10/15/36 •	68,531	68,747
Series 3297 BF 0.392% 4/15/37 •	575,938	575,650
Series 3416 GK 4.00% 7/15/22	13,300	13,536
Series 3737 NA 3.50% 6/15/25	123,483	129,514
Series 3780 LF 0.552% 3/15/29 •	346,472	347,106
Series 3800 AF 0.652% 2/15/41 •	3,613,446	3,630,777
Series 3803 TF 0.552% 11/15/28 •	326,446	328,571
Series 4163 CW 3.50% 4/15/40	2,450,837	2,538,074
Freddie Mac Strips
Series 19 F 1.036% 6/1/28 •	4,348	4,131
Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43 t	1,079	1,276
Series T-58 2A 6.50% 9/25/43 t	25,418	28,944

Total Agency Collateralized Mortgage Obligations (cost $10,639,595)		10,660,524

Agency Mortgage-Backed Securities – 5.86%
Fannie Mae
4.00% 9/1/20	1,617,320	1,719,158
6.50% 8/1/17	2,681	2,801
7.00% 11/15/16	134	135
Fannie Mae ARM
1.516% 8/1/37 •	277,254	298,660
1.915% 1/1/35 •	917,684	967,093
2.118% 3/1/38 •	3,530	3,749
2.212% 8/1/34 •	14,687	15,496
2.228% 9/1/38 •	737,437	790,198
2.238% 4/1/36 •	6,724	7,225
2.275% 12/1/33 •	11,884	12,540
2.277% 10/1/33 •	7,114	7,162
2.291% 8/1/37 •	157,892	168,624
2.305% 4/1/36 •	185,700	197,181
2.354% 9/1/35 •	181,585	192,923
2.362% 8/1/36 •	13,937	14,973
2.37% 6/1/34 •	12,788	13,569
2.382% 11/1/35 •	88,788	94,658
2.437% 6/1/36 •	31,038	33,213
2.44% 11/1/35 •	2,206	2,364
2.48% 7/1/36 •	17,646	19,282
2.527% 7/1/36 •	15,985	17,361
3.201% 4/1/44 •	751,578	775,792
3.474% 1/1/41 •	134,136	140,608
5.142% 8/1/35 •	3,146	3,380
5.807% 8/1/37 •	78,387	83,964
Fannie Mae Relocation 30 yr
5.00% 1/1/34	13,942	15,334
Fannie Mae S.F. 15 yr
3.00% 3/1/27	138,104	143,634
3.00% 11/1/27	8,685	9,032
3.50% 11/1/27	320,496	340,158
4.00% 5/1/24	1,088,990	1,164,471
4.00% 6/1/25	1,827,588	1,957,982
4.00% 11/1/25	3,877,319	4,154,088
4.00% 4/1/27	525,509	558,272
4.00% 5/1/27	1,811,778	1,941,252
4.50% 7/1/20	137,352	145,931
4.50% 9/1/20	633,488	672,791
5.00% 9/1/18	51,620	54,773
5.00% 10/1/18	897	952
5.00% 2/1/19	1,810	1,937
5.00% 5/1/21	9,915	10,555
5.00% 9/1/25	3,768,411	4,108,664
5.50% 1/1/23	5,489	6,030
5.50% 4/1/23	15,427	16,946
6.00% 3/1/18	237,342	248,267
6.00% 8/1/22	16,474	18,070
7.00% 11/1/14	6	6
8.00% 10/1/16	1,675	1,732
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/29	4,991,000	5,184,401
3.50% 7/1/29	6,973,000	7,390,291
Fannie Mae S.F. 20 yr
4.00% 1/1/31	423,543	455,619
4.00% 2/1/31	664,629	715,321
6.00% 9/1/29	514,154	582,800

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 11/1/40	273,902	$291,094
4.00% 1/1/43	391,343	415,906
4.50% 7/1/36	210,103	227,635
4.50% 4/1/40	248,245	268,960
4.50% 11/1/40	646,376	700,482
4.50% 2/1/41	300,786	325,885
4.50% 3/1/41	1,341,941	1,453,979
4.50% 4/1/41	1,896,064	2,055,125
4.50% 10/1/41	767,853	831,927
4.50% 11/1/41	651,576	706,040
4.50% 12/1/43	115,276	125,133
4.50% 5/1/44	465,318	505,107
5.00% 4/1/33	212,337	237,031
5.00% 3/1/34	2,225	2,482
5.00% 2/1/36	354,701	394,541
5.50% 12/1/32	49,694	55,879
5.50% 3/1/35	152,858	171,650
5.50% 4/1/36	57,778	64,680
5.50% 7/1/36	74,144	83,357
5.50% 2/1/37	4,774,106	5,341,284
5.50% 1/1/38	6,845,973	7,659,182
6.00% 11/1/34	994	1,119
6.00% 4/1/36	4,750	5,345
6.00% 8/1/37	511,891	577,599
6.00% 1/1/38	145,826	164,745
6.00% 5/1/38	1,250,848	1,409,638
6.00% 10/1/38	1,071,379	1,205,582
6.00% 1/1/39	498,268	561,172
6.00% 2/1/39	565,794	639,332
6.50% 6/1/29	744	840
6.50% 1/1/34	929	1,048
6.50% 4/1/36	1,848	2,086
6.50% 6/1/36	4,397	4,957
6.50% 10/1/36	3,960	4,465
6.50% 8/1/37	908	1,023
7.00% 12/1/34	601	680
7.00% 12/1/35	950	1,068
7.00% 4/1/37	379,802	424,083
7.00% 12/1/37	2,034	2,293
7.50% 6/1/31	7,048	8,418
7.50% 4/1/32	232	265
7.50% 5/1/33	635	643
7.50% 6/1/34	340	390
9.00% 7/1/20	6,188	6,702
10.00% 8/1/19	3,492	3,607
Fannie Mae S.F. 30 yr TBA
4.50% 7/1/44	3,487,000	3,776,313
5.50% 7/1/44	915,000	1,024,402
Freddie Mac ARM
2.265% 10/1/36 •	4,330	4,600
2.35% 4/1/33 •	5,574	5,640
2.356% 7/1/36 •	52,854	56,353
2.464% 4/1/34 •	2,615	2,794
2.53% 1/1/44 •	2,733,782	2,798,470
2.608% 7/1/38 •	756,380	809,938
4.406% 6/1/37 •	153,897	161,947
4.912% 8/1/38 •	12,030	12,761
6.239% 10/1/37 •	86,489	93,116
Freddie Mac S.F. 15 yr
4.00% 8/1/25	554,842	594,585
4.00% 4/1/26	2,154,600	2,295,376
4.50% 6/1/26	369,139	396,213
5.00% 4/1/20	46,926	49,830
5.00% 12/1/22	7,862	8,506
8.00% 5/1/15	1,120	1,131
Freddie Mac S.F. 30 yr
4.00% 11/1/40	47,856	50,767
4.50% 10/1/39	349,024	377,973
4.50% 3/1/42	2,202,495	2,386,100
4.50% 10/1/43	265,604	287,984
5.50% 6/1/36	69,854	78,225
5.50% 5/1/37	598,550	673,373
5.50% 3/1/40	379,127	422,597
5.50% 8/1/40	1,373,168	1,530,615
6.00% 2/1/36	903,303	1,023,558
6.00% 1/1/38	152,494	171,152
6.00% 6/1/38	410,215	460,539
6.00% 8/1/38	1,667,509	1,885,881
7.00% 11/1/33	5,830	6,716
9.00% 4/1/17	396	421
GNMA I S.F. 15 yr
6.00% 1/15/22	736,801	801,819
GNMA I S.F. 30 yr
7.00% 12/15/34	23,759	27,937
7.50% 1/15/32	758	929
GNMA II S.F. 30 yr
12.00% 2/20/16	23	23

Total Agency Mortgage-Backed Securities (cost $83,639,418)		84,704,461

Commercial Mortgage-Backed Securities – 0.94%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR7 A3
5.116% 2/11/41 •	600,000	609,516
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	725,000	820,681

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K708 B 144A 3.891% 2/25/45 #•	2,350,000	$2,467,824
Series 2013-K712 B 144A 3.483% 5/25/45 #•	600,000	614,284
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	1,708,162	1,743,243
Goldman Sachs Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 •	915,000	966,725
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	945,000	957,025
Series 2013-HLT AFX 144A 3.367% 11/5/30 #	1,215,000	1,247,611
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	1,251,000	1,355,799
Merrill Lynch Mortgage Trust 2004-BPC1
Series 2004-BPC1 A5 4.855% 10/12/41 •	2,200,404	2,209,492
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.376% 11/14/42 •	500,000	522,697

Total Commercial Mortgage-Backed Securities (cost $13,370,455)		13,514,897

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price $45.29, expiration date 10/31/29	1,645,000	1,765,291

Total Convertible Bond (cost $1,752,953)		1,765,291

Corporate Bonds – 54.04%
Banking – 10.70%
Abbey National Treasury Services
3.05% 8/23/18	2,425,000	2,541,989
Bank of America
2.00% 1/11/18	1,135,000	1,143,292
4.00% 4/1/24	7,225,000	7,388,162
Bank of Montreal 2.375% 1/25/19	5,410,000	5,504,042
Bank of New York Mellon
1.969% 6/20/17	1,830,000	1,871,038
BB&T 5.20% 12/23/15	1,670,000	1,776,267
BBVA U.S. Senior 4.664% 10/9/15	1,420,000	1,485,089
Branch Banking & Trust
0.55% 9/13/16 •	4,500,000	4,484,502
2.85% 4/1/21	1,400,000	1,417,653
Comerica 3.00% 9/16/15	2,185,000	2,247,900
Credit Suisse 2.30% 5/28/19	8,285,000	8,307,875
Fifth Third Bancorp 4.30% 1/16/24	2,110,000	2,203,182
HBOS 144A 6.75% 5/21/18 #	7,810,000	9,012,974
JPMorgan Chase
3.45% 3/1/16	7,105,000	7,417,222
3.625% 5/13/24	760,000	764,620
6.75% 1/29/49 •	4,430,000	4,789,937
JPMorgan Chase Bank 0.56% 6/13/16 •	605,000	603,128
KeyBank 5.45% 3/3/16	1,780,000	1,915,132
Morgan Stanley 5.00% 11/24/25	9,065,000	9,689,579
Oversea-Chinese Banking 144A 4.00% 10/15/24 #•	2,165,000	2,205,483
PNC Bank 2.20% 1/28/19	10,875,000	10,993,809
PNC Financial Services Group 3.90% 4/29/24	2,660,000	2,715,998
PNC Preferred Funding Trust II 144A 1.453% 3/31/49 #•	3,900,000	3,797,625
Rabobank 2.25% 1/14/19	8,455,000	8,571,806
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,450,461
4.625% 4/19/16	795,000	845,613
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	7,410,000	7,491,547
SunTrust Bank 0.517% 8/24/15 •	585,000	584,468
SunTrust Banks
2.35% 11/1/18	1,830,000	1,855,302
2.50% 5/1/19	10,385,000	10,529,486
3.60% 4/15/16	1,505,000	1,578,486
Swedbank 144A 2.375% 2/27/19 #	3,000,000	3,037,512
Union Bank 2.625% 9/26/18	4,075,000	4,194,854
US Bancorp 3.15% 3/4/15	750,000	764,616
USB Capital IX 3.50% 10/29/49 •	2,220,000	1,903,650
USB Realty 144A 1.373% 12/29/49 #•	200,000	185,000
Wells Fargo
2.15% 1/15/19	8,730,000	8,818,644
2.625% 12/15/16	1,450,000	1,508,043
4.10% 6/3/26	910,000	923,628
Wells Fargo Bank 0.435% 5/16/16 •	545,000	543,986
Zions Bancorp
4.50% 3/27/17	1,695,000	1,810,087
4.50% 6/13/23	2,195,000	2,268,284
7.75% 9/23/14	475,000	482,873

		154,624,844

Basic Industry – 2.50%
BHP Billiton Finance USA
1.875% 11/21/16	6,860,000	7,030,162
CF Industries 6.875% 5/1/18	4,740,000	5,577,658
Georgia-Pacific 144A 5.40% 11/1/20 #	2,365,000	2,733,507
International Paper
3.65% 6/15/24	3,615,000	3,630,888
7.50% 8/15/21	2,000,000	2,552,014

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Lubrizol 5.50% 10/1/14	790,000	$800,550
Monsanto 3.375% 7/15/24	3,775,000	3,807,827
Mosaic 4.25% 11/15/23	3,015,000	3,188,969
Plains Exploration & Production 6.50% 11/15/20	2,065,000	2,315,381
Rock-Tenn
3.50% 3/1/20	2,825,000	2,910,682
4.45% 3/1/19	1,510,000	1,637,803

		36,185,441

Brokerage – 0.86%
Jefferies Group 5.125% 1/20/23	3,115,000	3,345,286
Lazard Group
4.25% 11/14/20	4,205,000	4,411,697
6.85% 6/15/17	733,000	832,169
Legg Mason 2.70% 7/15/19	3,815,000	3,846,321

		12,435,473

Capital Goods – 2.24%
Caterpillar 1.50% 6/26/17	3,665,000	3,709,317
Caterpillar Financial Services 2.45% 9/6/18	6,430,000	6,619,762
Crane 2.75% 12/15/18	2,530,000	2,590,358
Ingersoll-Rand Global Holding 2.875% 1/15/19	6,365,000	6,531,540
John Deere Capital 1.70% 1/15/20	2,255,000	2,191,961
United Technologies 1.80% 6/1/17	4,425,000	4,522,894
URS 3.85% 4/1/17	3,585,000	3,738,829
Waste Management 2.60% 9/1/16	2,365,000	2,448,172

		32,352,833

Communications – 2.89%
American Tower Trust I 144A 1.551% 3/15/43 #	3,090,000	3,080,180
Crown Castle Towers 144A 3.214% 8/15/15 #	795,000	807,897
Discovery Communications 3.70% 6/1/15	2,650,000	2,728,880
Interpublic Group 2.25% 11/15/17	1,155,000	1,175,821
Rogers Communications 7.50% 3/15/15	1,262,000	1,323,233
SBA Tower Trust 144A 2.24% 4/16/18 #	1,660,000	1,650,302
SES 144A 3.60% 4/4/23 #	3,175,000	3,218,894
SES Global Americas Holdings 144A 2.50% 3/25/19 #	5,555,000	5,600,779
Telefonica Emisiones 4.57% 4/27/23	2,440,000	2,596,265
Time Warner
3.15% 7/15/15	2,200,000	2,261,252
3.55% 6/1/24	2,445,000	2,432,599
5.875% 11/15/16	2,145,000	2,389,792
Time Warner Cable 8.25% 4/1/19	4,205,000	5,333,706
Verizon Communications 4.50% 9/15/20	3,640,000	4,009,427
Verizon Communications 5.15% 9/15/23	2,830,000	3,172,917

		41,781,944

Consumer Cyclical – 7.74%
American Honda Finance 144A 1.60% 2/16/18 #	4,665,000	4,683,879
Carnival 1.20% 2/5/16	5,925,000	5,962,452
CVS Caremark 2.25% 12/5/18	11,000,000	11,146,080
Daimler Finance North America 144A 1.875% 1/11/18 #	5,550,000	5,605,017
Delphi 4.15% 3/15/24	2,620,000	2,725,767
eBay 1.35% 7/15/17	675,000	678,679
Ford Motor Credit
4.25% 2/3/17	1,200,000	1,289,516
5.00% 5/15/18	4,285,000	4,771,086
General Motors 144A 3.50% 10/2/18 #	1,960,000	2,009,000
Historic TW 6.875% 6/15/18	1,340,000	1,599,198
Home Depot 2.25% 9/10/18	7,355,000	7,533,969
Host Hotels & Resorts 3.75% 10/15/23	1,740,000	1,727,655
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	264,163
144A 2.55% 2/6/19 #	3,000,000	3,027,246
144A 4.00% 6/8/17 #	1,445,000	1,546,309
International Game Technology 5.35% 10/15/23	4,085,000	4,287,412
Lowe’s 1.625% 4/15/17	5,440,000	5,517,716
Magna International 3.625% 6/15/24	2,330,000	2,353,624
Marriott International 3.375% 10/15/20	1,720,000	1,785,754
Target 2.30% 6/26/19	3,800,000	3,832,159
Toyota Motor Credit 2.00% 10/24/18	6,300,000	6,376,955
Viacom
2.50% 12/15/16	4,960,000	5,115,600
2.50% 9/1/18	5,875,000	6,010,736
Volkswagen Group of America Finance 144A 2.125% 5/23/19 #	8,760,000	8,776,267
Walgreen 1.80% 9/15/17	7,175,000	7,242,725
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,001,118
Wyndham Worldwide 2.95% 3/1/17	3,880,000	4,032,573

		111,902,655

Consumer Non-Cyclical – 7.22%
Actavis Funding SCS 144A 2.45% 6/15/19 #	4,165,000	4,181,506
Allergan 1.35% 3/15/18	1,670,000	1,613,442
Amgen 2.20% 5/22/19	9,530,000	9,529,905
Anheuser-Busch InBev Finance 2.15% 2/1/19	8,715,000	8,777,565
Baxter International 1.85% 6/15/18	3,045,000	3,052,549
Boston Scientific
2.65% 10/1/18	2,515,000	2,573,491
6.00% 1/15/20	1,805,000	2,100,830
CareFusion 6.375% 8/1/19	3,550,000	4,160,859

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Celgene 2.30% 8/15/18	6,055,000	$6,158,995
Express Scripts Holding
2.25% 6/15/19	2,500,000	2,492,445
3.50% 11/15/16	3,660,000	3,888,369
Ingredion 1.80% 9/25/17	2,460,000	2,463,820
Korea Expressway 144A 1.875% 10/22/17 #	1,855,000	1,866,865
Kraft Foods Group 2.25% 6/5/17	5,115,000	5,258,097
Kroger
0.756% 10/17/16 •	7,080,000	7,100,185
3.30% 1/15/21	2,125,000	2,178,516
Mattel 1.70% 3/15/18	4,085,000	4,071,168
McKesson 2.284% 3/15/19	10,820,000	10,870,021
Mylan 2.60% 6/24/18	5,400,000	5,490,153
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,173,595
Pernod-Ricard
144A 2.95% 1/15/17 #	3,560,000	3,704,408
144A 5.75% 4/7/21 #	2,025,000	2,331,150
Quest Diagnostics 2.70% 4/1/19	2,000,000	2,027,646
Thermo Fisher Scientific 2.40% 2/1/19	7,205,000	7,286,179

		104,351,759

Electric – 4.97%
American Electric Power 2.95% 12/15/22	2,770,000	2,696,786
Berkshire Hathaway Energy 2.00% 11/15/18	7,030,000	7,049,086
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,872,003
Commonwealth Edison 2.15% 1/15/19	2,305,000	2,326,446
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	5,002,270
Electricite de France
144A 2.15% 1/22/19 #	5,915,000	5,954,790
144A 5.25% 1/29/49 #•	2,705,000	2,766,214
Jersey Central Power & Light 5.625% 5/1/16	1,825,000	1,967,308
Kansas City Power & Light 6.375% 3/1/18	3,715,000	4,291,353
National Rural Utilities Cooperative Finance 2.15% 2/1/19	9,170,000	9,268,165
NextEra Energy Capital Holdings 2.70% 9/15/19	11,210,000	11,448,022
NV Energy 6.25% 11/15/20	2,580,000	3,048,871
PPL Capital Funding 1.90% 6/1/18	3,320,000	3,320,644
Southern 2.45% 9/1/18	7,765,000	7,965,042
State Grid Overseas Investment 2014 144A 2.75% 5/7/19 #	2,835,000	2,861,280

		71,838,280

Energy – 3.96%
Apache 1.75% 4/15/17	1,685,000	1,716,023
BG Energy Capital 144A 2.875% 10/15/16 #	3,535,000	3,681,183
CNOOC Nexen Finance 2014 4.25% 4/30/24	2,840,000	2,917,782
Continental Resources 4.50% 4/15/23	6,190,000	6,623,826
El Paso Pipeline Partners Operating
4.30% 5/1/24	1,895,000	1,918,005
6.50% 4/1/20	3,840,000	4,517,272
EOG Resources 2.45% 4/1/20	4,170,000	4,207,880
Noble Holding International 3.05% 3/1/16	6,710,000	6,921,425
Schlumberger Investment 144A 1.95% 9/14/16 #	2,875,000	2,943,805
Schlumberger Norge 144A 1.95% 9/14/16 #	3,675,000	3,762,950
Shell International Finance
2.00% 11/15/18	6,395,000	6,490,375
3.10% 6/28/15	980,000	1,007,010
Statoil 2.90% 11/8/20	5,095,000	5,245,811
Sunoco Logistics Partners Operations 3.45% 1/15/23	2,385,000	2,356,993
Woodside Finance
144A 4.50% 11/10/14 #	1,100,000	1,115,293
144A 8.75% 3/1/19 #	1,430,000	1,816,390

		57,242,023

Finance Companies – 1.00%
CDP Financial 144A 3.00% 11/25/14 #	2,065,000	2,086,835
General Electric Capital
0.491% 9/15/14 •	1,390,000	1,390,086
144A 3.80% 6/18/19 #	1,355,000	1,440,953
6.00% 8/7/19	3,785,000	4,488,537
7.125% 12/29/49 •	4,300,000	5,082,768

		14,489,179

Insurance – 2.28%
American International Group
6.40% 12/15/20	1,940,000	2,345,233
8.25% 8/15/18	2,935,000	3,649,755
Berkshire Hathaway Finance 2.90% 10/15/20	1,530,000	1,578,004
Chubb 6.375% 3/29/67 •	1,190,000	1,328,337
ING U.S. 2.90% 2/15/18	4,720,000	4,895,254
MetLife 1.756% 12/15/17	3,605,000	3,644,907
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	1,435,000	1,440,496
Pricoa Global Funding I
144A 1.60% 5/29/18 #	920,000	902,662
144A 2.20% 5/16/19 #	9,435,000	9,463,277
Principal Financial Group 1.85% 11/15/17	3,665,000	3,686,499
Prudential Financial 3.875% 1/14/15	30,000	30,560

		32,964,984

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 1.25%
EnLink Midstream Partners 4.40% 4/1/24	4,410,000	$4,636,727
Enterprise Products Operating 3.20% 2/1/16	2,500,000	2,598,083
Kinder Morgan Energy Partners 4.15% 2/1/24	1,320,000	1,341,371
Sempra Energy 2.30% 4/1/17	3,460,000	3,554,226
TransCanada PipeLines
3.40% 6/1/15	1,480,000	1,519,707
6.35% 5/15/67 •	35,000	36,531
Williams Partners 7.25% 2/1/17	3,821,000	4,369,780

		18,056,425

Real Estate – 0.67%
Health Care REIT 3.625% 3/15/16	2,490,000	2,603,639
Healthcare Trust of America Holdings 3.375% 7/15/21	1,150,000	1,152,408
Simon Property Group 2.80% 1/30/17	5,650,000	5,892,764

		9,648,811

Technology – 4.06%
Apple
1.00% 5/3/18	6,440,000	6,303,929
3.45% 5/6/24	2,595,000	2,629,368
Baidu 2.75% 6/9/19	4,000,000	4,020,188
Cisco Systems 2.90% 3/4/21	4,185,000	4,255,660
Corning 1.45% 11/15/17	2,730,000	2,686,552
EMC 2.65% 6/1/20	2,035,000	2,054,449
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,906,693
3.30% 12/9/16	1,565,000	1,647,939
International Business Machines
1.25% 2/6/17	6,800,000	6,859,670
1.625% 5/15/20	1,450,000	1,399,278
National Semiconductor 6.60% 6/15/17	925,000	1,071,489
NetApp
3.25% 12/15/22	1,255,000	1,210,691
3.375% 6/15/21	3,585,000	3,596,368
Oracle 2.25% 10/8/19	9,535,000	9,524,321
Seagate HDD Cayman 144A 4.75% 1/1/25 #	3,930,000	3,920,175
Tencent Holdings 144A 3.375% 5/2/19 #	1,295,000	1,325,589
Xerox
5.625% 12/15/19	1,360,000	1,563,052
6.35% 5/15/18	2,250,000	2,616,766

		58,592,177

Transportation – 1.70%
CSX 5.60% 5/1/17	950,000	1,060,892
ERAC USA Finance 144A 1.40% 4/15/16 #	4,160,000	4,193,837
Norfolk Southern 3.85% 1/15/24	1,920,000	2,002,155
Penske Truck Leasing
144A 2.50% 6/15/19 #	8,890,000	8,916,554
144A 3.75% 5/11/17 #	630,000	669,870
Union Pacific 2.25% 2/15/19	4,850,000	4,940,923
United Parcel Service 5.125% 4/1/19	2,415,000	2,766,919

		24,551,150

Total Corporate Bonds (cost $768,062,651)		781,017,978

Municipal Bonds – 0.57%
Railsplitter Tobacco Settlement Authority, Illinois 5.00% 6/1/15	1,475,000	1,533,248
University of California
Series Y-2 0.652% 7/1/41 •	6,670,000	6,670,267

Total Municipal Bonds (cost $8,163,133)		8,203,515

Non-Agency Asset-Backed Securities – 34.80%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	1,000,000	1,093,293
Ally Master Owner Trust
Series 2012-3 A1 0.852% 6/15/17 •	6,500,000	6,528,379
Series 2013-1 A2 1.00% 2/15/18	915,000	917,847
Series 2013-2 A 0.602% 4/15/18 •	5,300,000	5,309,598
Series 2014-1 A1 0.622% 1/15/19 •	8,000,000	8,010,272
Series 2014-2 A 0.522% 1/16/18 •	7,000,000	7,000,000
American Express Credit Account Master Trust
Series 2011-1 B 0.852% 4/17/17 •	3,100,000	3,102,809
Series 2013-1 A 0.572% 2/16/21 •	9,730,000	9,757,332
Series 2013-3 A 0.98% 5/15/19	5,200,000	5,206,781
Series 2014-1 A 0.522% 12/15/21 •	7,500,000	7,510,987
Ameriquest Mortgage Securities Asset-Backed Pass Through Certificates Series 2003-11 AF6 5.326% 12/25/33 t f	18,161	18,907
ARI Fleet Lease Trust Series 2012-B A 144A 0.452% 1/15/21 #•	2,538,280	2,536,570
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	960,000	1,005,352
Bank of America Credit Card Trust
Series 2007-A4 A4
0.192% 11/15/19 •	2,150,000	2,134,838
Barclays Dryrock Issuance Trust
Series 2014-1 A 0.512% 12/16/19 •	2,650,000	2,652,812
Series 2014-2 A 0.491% 3/16/20 •	2,500,000	2,500,000

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A
0.552% 9/15/17 #•	7,500,000	$7,523,160
Cabela’s Master Credit Card Trust
Series 2010-2A A2 144A 0.852% 9/17/18 #•	2,295,000	2,306,801
Series 2012-1A A2 144A 0.682% 2/18/20 #•	7,930,000	7,990,125
Series 2012-2A A2 144A 0.632% 6/15/20 #•	13,065,000	13,152,248
Series 2014-1 A 0.502% 3/16/20 •	8,000,000	8,004,432
California Republic Auto Receivables Trust 2013-2
Series 2013-2 A2 1.23% 3/15/19	2,829,496	2,849,390
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11 0.242% 6/17/19 •	3,000,000	2,989,944
Series 2007-A1 A1 0.202% 11/15/19 •	8,080,000	8,039,931
Series 2007-A5 A5 0.192% 7/15/20 •	5,250,000	5,207,722
Series 2007-A7 A7 5.75% 7/15/20	545,000	619,554
Series 2013-A2 A2 0.332% 2/15/19 •	8,600,000	8,599,346
Series 2013-A3 A3 0.96% 9/16/19	6,125,000	6,125,759
Series 2014-A3 A3 0.532% 1/18/22 •	6,635,000	6,641,881
Chase Issuance Trust
Series 2007-B1 B1 0.402% 4/15/19 •	6,000,000	5,962,530
Series 2012-A2 A2 0.422% 5/15/19 •	12,000,000	12,010,572
Series 2012-A6 A 0.282% 8/15/17 •	810,000	810,000
Series 2012-A9 A9 0.302% 10/16/17 •	5,300,000	5,300,000
Series 2012-A10 A10 0.412% 12/16/19 •	3,815,000	3,811,120
Series 2013-A3 A3 0.432% 4/15/20 •	9,910,000	9,907,205
Series 2013-A4 A4 0.252% 5/15/17 •	7,938,000	7,935,896
Series 2013-A6 A6 0.572% 7/15/20 •	8,000,000	8,021,304
Series 2013-A9 A 0.572% 11/16/20 •	6,000,000	6,013,170
Chesapeake Funding
Series 2012-2A A 144A 0.601% 5/7/24 #•	2,978,560	2,983,168
Series 2014-1A A 144A 0.571% 3/7/26 #•	5,500,000	5,506,325
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.434% 5/26/20 •	5,255,000	5,256,608
Series 2013-A4 A4 0.574% 7/24/20 •	950,000	953,172
Series 2013-A7 A7 0.584% 9/10/20 •	8,355,000	8,389,498
Series 2013-A11 A11 0.391% 2/7/18 •	2,135,000	2,136,670
Series 2014-A2 A2 1.02% 2/22/19	5,000,000	4,997,460
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	70,093	71,852
Discover Card Execution Note Trust
Series 2011-A4 A4 0.502% 5/15/19 •	1,000,000	1,003,720
Series 2012-A4 A4 0.522% 11/15/19 •	13,135,000	13,185,268
Series 2013-A1 A1 0.452% 8/17/20 •	8,925,000	8,937,397
Series 2013-A3 A3 0.332% 10/15/18 •	9,720,000	9,719,475
Series 2013-A5 A5 1.04% 4/15/19	5,250,000	5,267,666
Series 2013-A6 A6 0.602% 4/15/21 •	7,100,000	7,132,419
Series 2014-A1 A1 0.582% 7/15/21 •	7,340,000	7,363,745
Series 2014-A3 A3 1.22% 10/15/19	1,430,000	1,433,163
Enterprise Fleet Financing
Series 2013-2 A2 144A 1.06% 3/20/19 #	3,485,862	3,500,823
Series 2014-1 A2 144A 0.87% 9/20/19 #	3,000,000	2,999,985
Fifth Third Auto Trust
Series 2014-2 A2B 0.312% 4/17/17 •	6,575,000	6,599,801
Ford Credit Floorplan Master Owner Trust A
Series 2013-1 A1 0.85% 1/15/18	4,065,000	4,078,549
Series 2013-1 A2 0.532% 1/15/18 •	4,750,000	4,759,049
Series 2014-1 A2 0.552% 2/15/19 •	2,970,000	2,971,197
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.903% 4/22/19 •	16,930,000	17,085,621
Series 2012-4 A 0.593% 10/20/17 •	4,955,000	4,966,035
Series 2013-1 A 0.553% 4/20/18 •	10,440,000	10,469,973
GE Equipment Midticket
Series 2013-1 A3 0.95% 3/22/17	2,445,000	2,451,274
GE Equipment Transportation
Series 2013-1 A3 0.69% 11/25/16	6,780,000	6,792,272
Series 2014-1 A3 0.97% 4/23/18	4,500,000	4,501,967
Golden Credit Card Trust
Series 2012-3A A 144A 0.602% 7/17/17 #•	11,925,000	11,953,179
Series 2012-5A A 144A 0.79% 9/15/17 #	565,000	566,654
Series 2013-1A A 144A 0.402% 2/15/18 #•	7,850,000	7,852,591
Series 2013-2A A 144A 0.582% 9/15/18 #•	6,850,000	6,874,475
Series 2014-2A A 144A 0.602% 3/15/21 #•	7,490,000	7,511,092
Gracechurch Card Funding
Series 2012-1A A1 144A 0.852% 2/15/17 #•	8,640,000	8,668,322
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	8,125,000	8,137,204

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.554% 4/10/28 #•	5,000,000	$5,002,450
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,530,000	1,532,408
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A 1.06% 11/15/17 #	6,000,000	6,039,024
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	3,700,000	3,707,193
MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35 #•	2,794	2,797
Mercedes-Benz Master Owner Trust
Series 2012-BA A 144A 0.422% 11/15/16 #•	3,450,000	3,450,669
Motor
Series 2013-1A A1 144A 0.652% 2/25/21 #•	3,423,333	3,426,801
Navistar Financial Dealer Note Master Trust
Series 2013-2 A 144A 0.832% 9/25/18 #•	6,000,000	6,017,256
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,590,000	2,587,438
Nissan Master Owner Trust Receivables
Series 2012-A A 0.622% 5/15/17 •	7,677,000	7,696,016
Series 2013-A A 0.452% 2/15/18 •	8,995,000	8,999,453
PFS Financing
Series 2013-AA A 144A 0.702% 2/15/18 #•	5,480,000	5,484,499
Series 2014-AA A 144A 0.752% 2/15/19 #•	6,000,000	6,009,000
Residential Asset Securities
Series 2006-KS3 AI3 0.322% 4/25/36 •	976	975
Trade MAPS 1
Series 2013-1A A 144A 0.854% 12/10/18 #•	11,750,000	11,790,420
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.552% 10/15/15 #•	1,977,000	1,997,851
Volkswagen Auto Lease Trust 2014-A
Series 2014-A A2B 0.363% 10/20/16 •	4,000,000	4,001,492
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	2,000,000	2,001,718
Wheels SPV 2
Series 2014-1A A2 144A 0.84% 3/20/23 #	3,425,000	3,424,500
World Financial Network Credit Card Master Trust
Series 2014-A A 0.532% 12/15/19 •	7,500,000	7,509,893

Total Non-Agency Asset-Backed Securities (cost $498,585,754)		502,867,389

Non-Agency Collateralized Mortgage Obligations – 0.24%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	27,913	28,574
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	35,854	37,038
Series 2005-6 7A1 5.50% 7/25/20	30,719	31,329
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 2.598% 5/25/33 t •	5,947	6,041
Series 2003-46 1A1 2.613% 1/19/34 t •	6,107	6,130
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 1.102% 5/25/24 •	2,984,185	2,987,644
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M2 1.802% 4/25/24 •	375,000	377,563
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27 #•	9,095	9,546
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 •	5,805	5,815
Series 2005-6 7A1 5.196% 6/25/35 •	22,709	21,551

Limited-Term Diversified Income Series-10

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18 t	12,160	$12,483

Total Non-Agency Collateralized Mortgage Obligations (cost $3,504,550)		3,523,714

U.S. Treasury Obligation – 0.04%
U.S. Treasury Bond 2.50% 5/15/24	535,000	534,290

Total U.S. Treasury Obligation (cost $533,474)		534,290

Short-Term Investments – 3.90%
Discount Notes – 2.55% ≠
Federal Home Loan Bank
0.03% 7/21/14	4,222,762	4,222,716
0.05% 7/28/14	4,114,816	4,114,754
0.05% 8/14/14	12,877,393	12,877,084
0.05% 8/15/14	3,821,227	3,821,131
0.06% 8/18/14	6,784,895	6,784,712
0.075% 11/19/14	5,004,852	5,003,871

		36,824,268

Repurchase Agreements – 0.52%
Bank of America Merrill Lynch 0.04%, dated 6/30/14, to be repurchased on 7/1/14, repurchaseprice $3,435,709 (collateralized by U.S. government obligations 0.25% - 3.625% 12/31/15 - 8/15/43; market value $3,504,419)	3,435,705	3,435,705
Bank of Montreal 0.08%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $1,145,238 (collateralized by U.S. government obligations 0.00% - 2.625% 9/30/14 - 11/15/20; market value $1,168,140)	1,145,235	1,145,235
BNP Paribas 0.09%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $2,902,067 (collateralized by U.S. government obligations 0.00% - 1.625% 11/13/14 - 4/30/19; market value $2,960,102)	2,902,060	2,902,060

		7,483,000

U.S. Treasury Obligation – 0.83% ≠
U.S. Treasury Bill 0.093% 11/13/14	12,076,250	12,074,161

		12,074,161

Total Short-Term Investments (cost $56,377,743)		56,381,429

Total Value of Securities – 101.25% (cost $1,444,651,556)		$1,463,197,705

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $307,151,294, which represents 21.25% of the Series’ net assets. See Note 9 in “Notes to financial statements.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of June 30, 2014. Interest rates reset periodically.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2014.

Limited-Term Diversified Income Series-11

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

The following futures contracts were outstanding at June 30, 2014:1

Futures Contract

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(428) U.S. Long Bond	$(58,484,403)	$(58,716,250)	9/22/14	$(231,847)
(1,541) U.S. Treasury 10 yr Notes	(192,801,997)	(192,889,859)	9/22/14	(87,862)

	$(251,286,400)			$(319,709)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

MASTR – Mortgage Asset Securitization Transactions, Inc.

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

yr – Year

See accompanying notes, which are an integral part of the financial statements

Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$1,406,816,276
Short-term investments, at value[2]	56,381,429
Cash collateral for derivatives	2,903,000
Cash	111,235
Receivables for securities sold	14,310,505
Dividends and Interest receivable	6,000,603
Receivables for fund shares sold	2,291,565

Total assets	1,488,814,613

Liabilities:
Payable for securities purchased	41,670,048
Income distribution payable	416,326
Variation margin payable on futures contracts	240,766
Payable for fund shares redeemed	151,032
Investment management fees payable	561,820
Other accrued expenses	287,878
Distribution fees payable	283,294
Other affiliates payable	24,559
Trustees’ fees and expenses payable	3,973

Total liabilities	43,639,696

Total Net Assets	$1,445,174,917

Net Assets Consist of:
Paid-in capital	$1,450,554,206
Distributions in excess of net investment income	(2,870,449)
Accumulated net realized loss on investments	(20,735,280)
Net unrealized appreciation of investments and derivatives	18,226,440

Total Net Assets	$1,445,174,917

Net Asset Value
Standard Class:
Net assets	$57,714,457
Shares of beneficial interest outstanding, unlimited authorization, no par	5,820,709
Net asset value per share	$9.92

Service Class:
Net assets	$1,387,460,460
Shares of beneficial interest outstanding, unlimited authorization, no par	140,869,390
Net asset value per share	$9.85

[1] Investments, at cost	$1,388,273,813
[2] Short-term investments, at cost	56,377,743

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Trust —

Delaware VIP Limited-Term Diversified Income Series

Statement of operations

Six-months ended June 30, 2014 (Unaudited)

Investment Income:
Interest	$11,637,987
Expenses:
Management fees	3,356,199
Distribution expenses – Service Class	2,031,802
Accounting and administration expenses	237,698
Reports and statements to shareholders	65,417
Legal fees	60,453
Dividend disbursing and transfer agent fees and expenses	59,130
Trustees’ fees and expenses	34,796
Custodian fees	34,378
Audit and tax	22,434
Registration fees	9,634
Other	29,686

5,941,627
Less waived distribution expenses – Service Class	(338,634)

Total operating expenses	5,602,993

Net Investment Income	6,034,994

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)
Investments	5,426,888
Futures contracts	(3,961,143)

Net realized gain	1,465,745

Net change in unrealized appreciation (depreciation) of:
Investments	13,084,504
Futures contracts	(3,916,962)

Net change in unrealized appreciation (depreciation)	9,167,542

Net Realized and Unrealized Gain	10,633,287

Net Increase in Net Assets Resulting from Operations	$16,668,281

Delaware VIP Trust —

Delaware VIP Limited-Term Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,034,994	$8,544,614
Net realized gain (loss)	1,465,745	(16,819,480)
Net change in unrealized appreciation (depreciation)	9,167,542	(6,566,190)

Net increase (decrease) in net assets resulting from operations	16,668,281	(14,841,056)

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(383,778)	(708,516)
Service Class	(7,907,483)	(14,010,004)
Net realized gain:
Standard Class	—	(37,816)
Service Class	—	(833,593)
Return of capital:
Standard Class	—	(18,022)
Service Class	—	(481,548)

	(8,291,261)	(16,089,499)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	13,642,548	21,502,695
Service Class	88,483,880	285,128,285
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	379,307	768,646
Service Class	7,833,486	15,369,125

	110,339,221	322,768,751

Cost of shares redeemed:
Standard Class	(6,783,033)	(22,053,178)
Service Class	(48,325,136)	(66,498,366)

	(55,108,169)	(88,551,544)

Increase in net assets derived from capital share transactions	55,231,052	234,217,207

Net Increase in Net Assets	63,608,072	203,286,652

Net Assets:
Beginning of period	1,381,566,845	1,178,280,193

End of period (including distributions in excess of net investment income of $(2,870,449) and $(614,182), respectively)	$1,445,174,917	$1,381,566,845

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-14

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six months
	ended
	6/30/14[1]			Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$9.860	$10.120	$10.090	$10.150	$10.010	$9.190

Income (loss) from investment operations:
Net investment income[2]	0.054	0.092	0.095	0.119	0.193	0.358
Net realized and unrealized gain (loss)	0.075	(0.199)	0.183	0.171	0.248	0.809

Total from investment operations	0.129	(0.107)	0.278	0.290	0.441	1.167

Less dividends and distributions from:
Net investment income	(0.069)	(0.142)	(0.171)	(0.193)	(0.240)	(0.347)
Net realized gain	—	(0.007)	(0.077)	(0.157)	(0.061)	—
Return of capital	—	(0.004)	—	—	—	—

Total dividends and distributions	(0.069)	(0.153)	(0.248)	(0.350)	(0.301)	(0.347)

Net asset value, end of period	$9.920	$9.860	$10.120	$10.090	$10.150	$10.010

Total return[3]	1.32%	(1.06% )	2.78%	2.91%	4.45%	12.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57,714	$50,161	$51,194	$43,427	$39,362	$30,513
Ratio of expenses to average net assets	0.55%	0.56%	0.57%	0.58%	0.60%	0.62%
Ratio of net investment income to average net assets	1.10%	0.92%	0.93%	1.17%	1.90%	3.69%
Portfolio turnover	72%	236%	284%	432%	443%	358%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-15

Delaware VIP® Limited-Term Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six months
	ended
	6/30/14[1]			Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$9.790	$10.050	$10.020	$10.090	$9.940	$9.130

Income (loss) from investment operations:
Net investment income[2]	0.041	0.066	0.069	0.093	0.167	0.334
Net realized and unrealized gain (loss)	0.076	(0.199)	0.182	0.161	0.257	0.798

Total from investment operations	0.117	(0.133)	0.251	0.254	0.424	1.132

Less dividends and distributions from:
Net investment income	(0.057)	(0.116)	(0.144)	(0.167)	(0.213)	(0.322)
Net realized gain	—	(0.007)	(0.077)	(0.157)	(0.061)	—
Return of capital	—	(0.004)	—	—	—	—

Total dividends and distributions	(0.057)	(0.127)	(0.221)	(0.324)	(0.274)	(0.322)

Net asset value, end of period	$9.850	$9.790	$10.050	$10.020	$10.090	$9.940

Total return[3]	1.19%	(1.33% )	2.53%	2.56%	4.31%	12.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,387,461	$1,331,406	$1,127,086	$937,874	$675,648	$371,429
Ratio of expenses to average net assets	0.80%	0.81%	0.82%	0.83%	0.85%	0.87%
Ratio of expenses to average net assets prior to fees waived	0.85%	0.86%	0.87%	0.88%	0.90%	0.92%
Ratio of net investment income to average net assets	0.85%	0.67%	0.68%	0.92%	1.65%	3.44%
Ratio of net investment income to average net assets prior to fees waived	0.80%	0.62%	0.63%	0.87%	1.60%	3.39%
Portfolio turnover	72%	236%	284%	432%	443%	358%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-16

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Notes to financial statements

June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

To Be Announced Trades (TBA) — The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The

Limited-Term Diversified Income Series-17

DelawareVIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $33,904 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. For these services, the Series pays DSC fees at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $52,837. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014* to June 30, 2014 in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Series. For the six months ended June 30, 2014, the Series was charged $19,562 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

* The contractual waiver period is April 30, 2013 through April 30, 2015.

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$911,436,353
Purchases of U.S. government securities	119,651,118
Sales other than U.S. government securities	821,864,232
Sales of U.S. government securities	165,816,593

Limited-Term Diversified Income Series-18

DelawareVIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014 the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$1,444,656,294	$20,927,354	$(2,385,943)	$18,541,411

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$11,071,820	$2,470,976

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, asset-backed & mortgage-backed securities[1]	$—	$607,784,110	$7,511,092	$615,295,202
Corporate debt	—	782,783,269	—	782,783,269
Municipal bond	—	8,203,515	—	8,203,515
Short-term investments	—	56,381,429	—	56,381,429
U.S. Treasury obligations	—	534,290	—	534,290

Total	$—	$1,455,686,613	$7,511,092	$1,463,197,705

Futures Contracts	$(319,709)	$—	$—	$(319,709)

1 Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-price investments and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 and Level 3 investments represent 98.78% and 1.22% of the total market value of these types of securities.

Limited-Term Diversified Income Series-19

DelawareVIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2, investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	1,378,337	2,164,211
Service Class	8,998,637	28,956,214

Shares issued upon reinvestment of dividends and distributions:
Standard Class	38,322	77,281
Service Class	796,668	1,556,290

	11,211,964	32,753,996

Shares redeemed:
Standard Class	(685,186)	(2,213,121)
Service Class	(4,912,379)	(6,700,232)

	(5,597,565)	(8,913,353)

Net increase	5,614,399	23,840,643

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Limited-Term Diversified Income Series-20

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

6. Derivatives (continued)

During the six months ended June 30, 2014, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

At June 30, 2014, the Series held futures contracts which are reflected in the statement of assets and liabilities and statement of operations.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2014.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (Average notional value)	$1,298,654	$153,881,709

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Series does not offset derivatives assets and liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At June 30, 2014, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$3,435,705	$(3,435,705)	$—	$—
Bank of Montreal	1,145,235	(1,145,235)	—	—
BNP Paribas	2,902,060	(2,902,060)	—	—

Total	$7,483,000	$(7,483,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Limited-Term Diversified Income Series-21

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

8. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed, and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the period ended June 30, 2014, the Series had no securities out on loan.

9. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and lower than Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified in the schedule of investments. As of June 30, 2014, no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Limited-Term Diversified Income Series-22

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec. gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPLTD BNY 19915 [8/14] (12984)	Limited-Term Diversified Income Series-23

Delaware VIP® Trust
Delaware VIP REIT Series

Semiannual report
June 30, 2014

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series

Disclosure of Series expenses

For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual Series return†
Standard Class	$1,000.00	$1,171.80	0.84%	$4.52
Service Class	1,000.00	1,170.20	1.09%	5.87
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.63	0.84%	$4.21
Service Class	1,000.00	1,019.39	1.09%	5.46

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Common Stock	95.91%
Diversified REITs	5.82%
Healthcare REITs	6.73%
Hotel REITs	9.04%
Industrial REITs	5.37%
Mall REITs	16.60%
Manufactured Housing REIT	0.64%
Multifamily REITs	18.34%
Office REITs	13.62%
Office/Industrial REITs	3.58%
Self-Storage REITs	3.42%
Shopping Center REITs	9.86%
Single Tenant REITs	1.78%
Specialty REITs	1.11%
Short-Term Investments	3.53%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Simon Property Group	9.93%
Host Hotels & Resorts	4.38%
AvalonBay Communities	4.18%
Boston Properties	3.93%
Equity Residential	3.70%
Prologis	3.66%
Vornado Realty Trust	3.64%
SL Green Realty	2.97%
Essex Property Trust	2.76%
DDR	2.72%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series

Schedule of investments

June 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 95.91%
Diversified REITs – 5.82%
Cousins Properties	149,350	$1,859,407
Lexington Realty Trust	228,400	2,514,684
Vornado Realty Trust	156,643	16,718,507
Washington Real Estate Investment Trust	215,725	5,604,536

		26,697,134

Healthcare REITs – 6.73%
HCP	45,168	1,869,052
Health Care REIT	93,375	5,851,811
Healthcare Realty Trust	145,412	3,696,373
Healthcare Trust of America Class A	441,306	5,313,324
Sabra Health Care REIT	206,234	5,920,978
Ventas	128,299	8,223,966

		30,875,504

Hotel REITs – 9.04%
DiamondRock Hospitality	458,400	5,876,688
Host Hotels & Resorts	914,068	20,118,637
Pebblebrook Hotel Trust	114,186	4,220,315
RLJ Lodging Trust	215,801	6,234,491
Strategic Hotels & Resorts †	429,465	5,029,035

		41,479,166

Industrial REITs – 5.37%
DCT Industrial Trust	395,425	3,246,439
First Industrial Realty Trust	244,904	4,613,991
Prologis	408,827	16,798,701

		24,659,131

Mall REITs – 16.60%
CBL & Associates Properties	84,025	1,596,475
General Growth Properties	529,421	12,473,159
Macerich	109,419	7,303,718
Simon Property Group	274,003	45,561,219
Taubman Centers	122,225	9,265,877

		76,200,448

Manufactured Housing REIT – 0.64%
Equity Lifestyle Properties	67,128	2,964,372

		2,964,372

Multifamily REITs – 18.34%
American Campus Communities	175,400	6,707,296
Apartment Investment & Management	202,250	6,526,607
AvalonBay Communities	135,039	19,201,195
Camden Property Trust	81,946	5,830,458
Equity Residential	269,600	16,984,800
Essex Property Trust	68,445	12,656,165
Post Properties	115,325	6,165,275
UDR	352,900	10,103,527

		84,175,323

Office REITs – 13.62%
Boston Properties	152,565	18,030,132
Brandywine Realty Trust	325,596	5,079,298
Douglas Emmett	210,850	5,950,187
Gramercy Property Trust	474,250	2,869,213
Highwoods Properties	251,599	10,554,578
Kilroy Realty	103,025	6,416,397
SL Green Realty	124,413	13,612,026

		62,511,831

Office/Industrial REITs – 3.58%
CyrusOne	55,000	1,369,500
Duke Realty	565,275	10,265,394
PS Business Parks	57,540	4,804,015

		16,438,909

Self-Storage REITs – 3.42%
Extra Space Storage	104,411	5,559,886
Public Storage	59,182	10,140,836

		15,700,722

Shopping Center REITs – 9.86%
DDR	709,332	12,505,523
Federal Realty Investment Trust	45,464	5,497,507
Kimco Realty	314,840	7,235,023
Ramco-Gershenson Properties Trust	261,850	4,351,947
Regency Centers	164,889	9,181,020
Tanger Factory Outlet Centers	139,850	4,890,555
Washington Prime Group †	83,939	1,573,017

		45,234,592

Single Tenant REITs – 1.78%
American Realty Capital Properties	238,725	2,991,224
Spirit Realty Capital	455,000	5,168,800

		8,160,024

Specialty REITs – 1.11%
American Residential Properties †	124,836	2,340,675
EPR Properties	49,152	2,746,122

		5,086,797

Total Common Stock (cost $386,241,443)		440,183,953

	Principal amount°
Short-Term Investments – 3.53%
Discount Notes – 1.85% ≠
Federal Home Loan Bank
0.03% 7/21/14	649,316	649,309
0.05% 7/28/14	1,236,769	1,236,751
0.05% 8/14/14	2,023,234	2,023,185
0.05% 8/15/14	835,398	835,377
0.06% 8/18/14	1,710,001	1,709,955
0.075% 11/19/14	2,033,087	2,032,689

		8,487,266

REIT Series-3

Delaware VIP® REIT Series

Schedule of investments (continued)

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)
Repurchase Agreements – 1.68%
Bank of America Merrill Lynch 0.04%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $3,535,800 (collateralized by U.S. government obligations 0.25% - 3.625% 12/31/15 - 8/15/43; market value $3,606,512)	3,535,796	$3,535,796
Bank of Montreal 0.08%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $1,178,602 (collateralized by U.S. government obligations 0.00% - 2.625% 9/30/14 - 11/15/20; market value $1,202,171)	1,178,599	1,178,599
BNP Paribas 0.09%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $2,986,612 (collateralized by U.S. government obligations 0.00% - 1.625% 11/13/14 - 4/30/19; market value $3,046,338)	2,986,605	2,986,605

		7,701,000

Total Short-Term Investments (cost $16,187,839)		16,188,266

Total Value of Securities – 99.44% (cost $402,429,282)		$456,372,219

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$440,183,953
Short-term investments, at value[2]	16,188,266
Cash	404,964
Receivables for securities sold	4,872,310
Dividends and interest receivable	1,459,144
Receivables for fund shares sold	7,149

Total assets	463,115,786

Liabilities:
Payable for securities purchased	2,931,325
Payable for fund shares redeemed	762,930
Investment management fees payable	282,593
Other accrued expenses	133,277
Distribution fees payable	46,089
Other affiliates payable	6,757
Trustees’ fees and expenses payable	1,265

Total liabilities	4,164,236

Total Net Assets	$458,951,550

Net Assets Consist of:
Paid-in capital	$438,091,071
Undistributed net investment income	4,894,989
Accumulated net realized loss on investments	(37,977,447)
Net unrealized appreciation of investments	53,942,937

Total Net Assets	$458,951,550

Net Asset Value:
Standard Class:
Net assets	$235,027,578
Shares of beneficial interest outstanding, unlimited authorization, no par	16,751,957
Net asset value per share	$14.03

Service Class:
Net assets	$223,923,972
Shares of beneficial interest outstanding, unlimited authorization, no par	15,968,349
Net asset value per share	$14.02

[1] Investments, at cost	$386,241,443
[2] Short-term investments, at cost	16,187,839

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust —

Delaware VIP REIT Series

Statement of operations

Six months ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	$6,888,323
Interest	2,644

6,890,967

Expenses:
Management fees	1,611,450
Distribution expenses – Service Class	318,207
Accounting and administration expenses	72,475
Reports and statements to shareholders	43,887
Dividend disbursing and transfer agent fees and expenses	17,975
Legal fees	14,851
Audit and tax	13,868
Trustees’ fees and expenses	10,392
Custodian fees	10,177
Registration fees	321
Other	6,919

2,120,522
Less waived distribution expenses – Service Class	(53,034)

Total operating expenses	2,067,488

Net Investment Income	4,823,479

Net Realized and Unrealized Gain:
Net realized gain on investments	12,956,381
Net change in unrealized appreciation (depreciation) of investments	49,763,513

Net Realized and Unrealized Gain	62,719,894

Net Increase in Net Assets Resulting from Operations	$67,543,373

Delaware VIP® Trust —

Delaware VIP REIT Series

Statements of changes in net assets

	Six months
	ended
	6/30/14	Year ended
	(Unaudited)	12/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,823,479	$5,633,257
Net realized gain	12,956,381	38,912,749
Net change in unrealized appreciation (depreciation)	49,763,513	(35,514,051)

Net increase in net assets resulting from operations	67,543,373	9,031,955

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(3,102,854)	(3,394,927)
Service Class	(2,497,220)	(2,848,582)

	(5,600,074)	(6,243,509)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	10,984,574	13,339,471
Service Class	6,630,233	18,244,506

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	3,102,854	3,394,927
Service Class	2,497,220	2,848,582

	23,214,881	37,827,486

Cost of shares redeemed:
Standard Class	(9,138,411)	(29,873,578)
Service Class	(14,548,305)	(32,903,283)

	(23,686,716)	(62,776,861)

Decrease in net assets derived from capital share transactions	(471,835)	(24,949,375)

Net Increase (Decrease) in Net Assets	61,471,464	(22,160,929)

Net Assets:
Beginning of period	397,480,086	419,641,015

End of period (including undistributed net investment income of $4,894,989 and $5,671,584, respectively)	$458,951,550	$397,480,086

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® Trust — Delaware VIP REIT Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Standard Class
	Six months ended 6/30/14[1]			Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$12.140	$12.060	$10.470	$9.580	$7.750	$6.640

Income from investment operations:
Net investment income[2]	0.156	0.180	0.189	0.165	0.189	0.189
Net realized and unrealized gain	1.922	0.095	1.576	0.883	1.880	1.211

Total from investment operations	2.078	0.275	1.765	1.048	2.069	1.400

Less dividends and distributions from:
Net investment income	(0.188)	(0.195)	(0.175)	(0.158)	(0.239)	(0.290)

Total dividends and distributions	(0.188)	(0.195)	(0.175)	(0.158)	(0.239)	(0.290)

Net asset value, end of period	$14.030	$12.140	$12.060	$10.470	$9.580	$7.750

Total return[3]	17.18%	2.14%	16.94%	10.96%	26.98%	23.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$235,028	$198,950	$210,618	$187,545	$187,293	$148,975
Ratio of expenses to average net assets	0.84%	0.84%	0.84%	0.85%	0.87%	0.89%
Ratio of net investment income to average net assets	2.37%	1.42%	1.64%	1.64%	2.19%	3.13%
Portfolio turnover	45%	97%	91%	108%	181%	183%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® REIT Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP REIT Series Service Class
	Six months ended 6/30/14[1]	Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$12.120	$12.040	$10.460	$9.580	$7.760	$6.620

Income from investment operations:
Net investment income[2]	0.139	0.148	0.160	0.140	0.167	0.174
Net realized and unrealized gain	1.917	0.098	1.570	0.876	1.877	1.230

Total from investment operations	2.056	0.246	1.730	1.016	2.044	1.404

Less dividends and distributions from:
Net investment income	(0.156)	(0.166)	(0.150)	(0.136)	(0.224)	(0.264)

Total dividends and distributions	(0.156)	(0.166)	(0.150)	(0.136)	(0.224)	(0.264)

Net asset value, end of period	$14.020	$12.120	$12.040	$10.460	$9.580	$7.760

Total return[3]	17.02%	1.92%	16.61%	10.62%	26.61%	23.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$223,924	$198,530	$209,023	$176,031	$156,550	$124,673
Ratio of expenses to average net assets	1.09%	1.09%	1.09%	1.10%	1.12%	1.14%
Ratio of expenses to average net assets prior to fees waived	1.14%	1.14%	1.14%	1.15%	1.17%	1.19%
Ratio of net investment income to average net assets	2.12%	1.17%	1.39%	1.39%	1.94%	2.88%
Ratio of net investment income to average net assets prior to fees waived	2.07%	1.12%	1.34%	1.34%	1.89%	2.83%
Portfolio turnover	45%	97%	91%	108%	181%	183%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series

Notes to financial statements

June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010–Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2014.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

REIT Series-9

Delaware VIP® REIT Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $10,339 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $16,115. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 to June 30, 2014,* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2014, the Series was charged $5,911 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

* The contractual waiver period was April 30, 2013 through April 30, 2015.

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$189,959,789
Sales	207,003,147

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Depreciation
$411,892,728	$54,035,713	$(9,556,222)	$44,479,491

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2013, will expire as follows: $39,196,229 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be

REIT Series-10

Delaware VIP® REIT Series

Notes to financial statements (continued)

3. Investments (continued)

more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of Dec. 31, 2013, there were no losses incurred that will be carried forward under the Act.

U.S.GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$440,183,953	$—	$440,183,953
Short-Term Investments	—	16,188,266	16,188,266

Total	$440,183,953	$16,188,266	$456,372,219

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2014, there were no Level 3 investments.

REIT Series-11

Delaware VIP® REIT Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	832,619	1,048,206
Service Class	503,856	1,438,693
Shares issued upon reinvestment of dividends and distributions:
Standard Class	230,524	255,642
Service Class	185,529	214,502

	1,752,528	2,957,043

Shares redeemed:
Standard Class	(700,278)	(2,383,997)
Service Class	(1,101,694)	(2,631,460)

	(1,801,972)	(5,015,457)

Net decrease	(49,444)	(2,058,414)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

REIT Series-12

Delaware VIP® REIT Series

Notes to financial statements (continued)

6. Offsetting (continued)

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At June 30, 2014, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$3,535,796	$(3,535,796)	$—	$—
Bank of Montreal	1,178,599	(1,178,599)	—	—
BNP Paribas	2,986,605	(2,986,605)	—	—

Total	$7,701,000	$(7,701,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2014, the Series had no securities out on loan.

8. Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

REIT Series-13

Delaware VIP® REIT Series

Notes to financial statements (continued)

8. Credit and Market Risk (continued)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPREIT BNY 19916 [8/14] (12984)	REIT Series-14

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Semiannual report
June 30, 2014

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual Series return†
Standard Class	$1,000.00	$1,069.90	0.80%	$4.11
Service Class	1,000.00	1,068.80	1.05%	5.39
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.83	0.80%	$4.01
Service Class	1,000.00	1,019.59	1.05%	5.26

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Common Stock	99.11%
Basic Industry	9.70%
Business Services	1.07%
Capital Spending	11.02%
Consumer Cyclical	4.17%
Consumer Services	9.23%
Consumer Staples	0.80%
Energy	9.04%
Financial Services	21.62%
Healthcare	6.14%
Real Estate	6.61%
Technology	14.30%
Transportation	2.88%
Utilities	2.53%
Short-Term Investments	1.01%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Whiting Petroleum	2.60%
East West Bancorp	2.34%
ITT	2.11%
Chemtura	1.78%
Helix Energy Solutions Group	1.73%
Patterson-UTI Energy	1.69%
Fuller (H.B.)	1.60%
Platinum Underwriters Holdings	1.59%
Synopsys	1.57%
Stone Energy	1.53%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Schedule of investments

June 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock - 99.11%
Basic Industry - 9.70%
Albemarle	171,200	$12,240,800
Berry Plastics Group †	502,300	12,959,340
Chemtura †	757,900	19,803,927
Cytec Industries	140,500	14,811,510
Fuller (H.B.)	370,400	17,816,240
Glatfelter	328,600	8,717,758
Kaiser Aluminum	196,100	14,289,807
Olin	273,500	7,362,620

		108,002,002

Business Services - 1.07%
Brink’s	194,800	5,497,256
United Stationers	153,800	6,378,086

		11,875,342

Capital Spending - 11.02%
Actuant Class A	256,600	8,870,662
Altra Holdings	359,500	13,082,205
EnPro Industries †	115,100	8,420,716
H&E Equipment Services †	340,300	12,366,502
ITT	487,900	23,467,990
MasTec †	407,700	12,565,314
Primoris Services	276,700	7,980,028
Regal-Beloit	141,100	11,084,816
Thermon Group Holdings †	320,500	8,435,560
United Rentals †	157,200	16,463,556

		122,737,349

Consumer Cyclical - 4.17%
Barnes Group	237,100	9,137,834
Dana Holdings	494,100	12,065,922
Knoll	311,700	5,401,761
Meritage Homes †	278,100	11,738,601
Standard Motor Products	182,101	8,134,452

		46,478,570

Consumer Services - 9.23%
Asbury Automotive Group †	117,100	8,049,454
Brinker International	132,400	6,441,260
Cato Class A	265,600	8,207,040
Cheesecake Factory	222,900	10,347,018
Cinemark Holdings	155,313	5,491,868
Finish Line Class A	228,500	6,795,590
Genesco †	117,000	9,609,210
Guess	119,700	3,231,900
Hanesbrands	97,000	9,548,680
Madden (Steven) †	222,600	7,635,180
Meredith	158,850	7,681,986
Pier 1 Imports	351,400	5,415,074
Stage Stores	245,225	4,583,255
Texas Roadhouse	372,900	9,695,400

		102,732,915

Consumer Staples - 0.80%
Core-Mark Holding Class A	35,632	1,625,888
J&J Snack Foods	8,141	766,231
Pinnacle Foods	197,200	6,487,880

		8,879,999

Energy - 9.04%
Helix Energy Solutions Group †	731,600	19,248,396
Jones Energy Class A †	203,100	4,163,550
Parsley Energy Class A †	15,525	373,687
Patterson-UTI Energy	538,800	18,825,672
Southwest Gas	229,700	12,125,863
Stone Energy †	364,037	17,033,291
Whiting Petroleum †	360,200	28,906,050

		100,676,509

Financial Services - 21.62%
Bank of Hawaii	259,200	15,212,448
Boston Private Financial Holdings	674,500	9,065,280
Community Bank System	363,800	13,169,560
CVB Financial	272,600	4,369,778
East West Bancorp	745,636	26,089,803
First Financial Bancorp	530,900	9,136,789
First Midwest Bancorp	479,400	8,164,182
Hancock Holding	476,700	16,837,044
Independent Bank @	297,800	11,429,564
Infinity Property & Casualty @	155,700	10,467,711
Main Street Capital	237,200	7,810,996
NBT Bancorp @	450,600	10,823,412
Platinum Underwriters Holdings	272,400	17,665,140
ProAssurance	238,700	10,598,280
S&T Bancorp @	248,642	6,178,754
Selective Insurance Group	520,500	12,866,760
StanCorp Financial Group	94,500	6,048,000
Stifel Financial †	65,128	3,083,811
Susquehanna Bancshares	813,000	8,585,280
Validus Holdings	220,321	8,425,075
Webster Financial	482,900	15,230,666
WesBanco @	305,800	9,492,032

		240,750,365

Healthcare - 6.14%
Cooper	67,100	9,094,063
Haemonetics †	153,900	5,429,592
Owens & Minor	275,750	9,369,985
Service International	567,000	11,748,240
STERIS	257,800	13,787,144
Teleflex	81,600	8,616,960
VCA Antech †	293,500	10,298,915

		68,344,899

Real Estate - 6.61%
Alexander & Baldwin	222,271	9,213,133
Brandywine Realty Trust	661,633	10,321,475
Education Realty Trust	480,300	5,158,422
Healthcare Realty Trust	303,000	7,702,260
Highwoods Properties	262,000	10,990,900

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series

Schedule of investments (continued)

	Number of shares	Value (U.S. $)

Common Stock (continued)
Real Estate (continued)
Lexington Realty Trust	945,600	$10,411,056
Ramco-Gershenson Properties Trust	371,700	6,177,654
Summit Hotel Properties	526,900	5,585,140
Washington Real Estate Investment Trust	311,300	8,087,574

		73,647,614

Technology - 14.30%
Black Box	157,602	3,694,191
Brocade Communications Systems	1,092,200	10,048,240
Cirrus Logic †	282,400	6,421,776
CommScope Holding †	426,200	9,858,006
Compuware	1,134,400	11,332,656
Electronics for Imaging †	213,066	9,630,583
NetScout Systems †	250,519	11,108,012
ON Semiconductor †	1,365,700	12,482,498
Premiere Global Services †	421,150	5,622,353
PTC †	349,300	13,552,840
RF Micro Devices †	1,002,600	9,614,934
Synopsys †	450,800	17,500,056
Tech Data †	186,400	11,653,728
Teradyne	609,700	11,950,120
Vishay Intertechnology	952,600	14,755,774

		159,225,767

Transportation - 2.88%
Kirby †	72,600	8,504,364
Matson	221,300	5,939,692
Saia †	174,250	7,654,803
Werner Enterprises	376,800	9,988,968

		32,087,827

Utilities - 2.53%
Black Hills	159,000	9,761,010
El Paso Electric	209,100	8,407,911
NorthWestern	192,600	10,051,794

		28,220,715

Total Common Stock (cost $701,982,342)		1,103,659,873

	Principal amount°	Value (U.S. $)

Short-Term Investments - 1.01%
Discount Notes - 0.27% ≠
Federal Home Loan Bank
0.03% 7/21/14	95,962	95,960
0.05% 7/28/14	288,864	288,859
0.05% 8/14/14	299,011	299,004
0.05% 8/15/14	470,986	470,974
0.06% 8/18/14	401,483	401,472
0.075% 11/19/14	1,454,654	1,454,369

		3,010,638

Repurchase Agreements - 0.73%
Bank of America Merrill Lynch 0.04%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $3,753,890 (collateralized by U.S. government obligations 0.25% - 3.625% 12/31/15 - 8/15/43; market value $3,828,963)	3,753,885	3,753,885
Bank of Montreal 0.08%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $1,251,298 (collateralized by U.S. government obligations 0.00% - 2.625% 9/30/14 - 11/15/20; market value $1,276,322)	1,251,295	1,251,295
BNP Paribas 0.09%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $3,170,827 (collateralized by U.S. government obligations 0.00% - 1.625% 11/13/14 - 4/30/19; market value $3,234,237)	3,170,820	3,170,820

		8,176,000

U.S. Treasury Obligation - 0.01% ≠
U.S. Treasury Bill 0.093% 11/13/14	48,276	48,268

		48,268

Total Short-Term Investments (cost $11,234,698)		11,234,906

Total Value of Securities - 100.12% (cost $713,217,040)		$1,114,894,779

@	Illiquid security. At June 30, 2014, the aggregate value of illiquid securities was $48,391,473, which represents 4.35% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$1,103,659,873
Short-term investments, at value[2]	11,234,906
Cash	472,435
Receivables for securities sold	2,108,316
Dividends and interest receivable	1,133,504
Receivables for fund shares sold	250,789

Total assets	1,118,859,823

Liabilities:
Payable for securities purchased	2,874,455
Payables for fund shares redeemed	1,382,910
Investment management fees payable	651,144
Other accrued expenses	234,994
Distribution fees payable to affiliates	150,671
Other affiliates payable	16,302
Trustees’ fees and expenses payable	2,988

Total liabilities	5,313,464

Total Net Assets	$1,113,546,359

Net Assets Consist of:
Paid-in capital	$640,273,672
Undistributed net investment income	3,151,114
Accumulated net realized gain on investments	68,443,834
Net unrealized appreciation of investments	401,677,739

Total Net Assets	$1,113,546,359

Standard Class:
Net assets	$371,493,657
Shares of beneficial interest outstanding, unlimited authorization, no par	9,135,674
Net asset value per share	$40.66

Service Class:
Net assets	$742,052,702
Shares of beneficial interest outstanding, unlimited authorization, no par	18,297,348
Net asset value per share	$40.56

[1] Investments, at cost	$701,982,342
[2] Short-term investments, at cost	11,234,698

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust —

Delaware VIP Small Cap Value Series

Statement of operations

Six months ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	$7,668,653
Interest	1,725
Foreign tax withheld	(1,014)

7,669,364

Expenses:
Management fees	3,831,357
Distribution expenses - Service Class	1,065,691
Accounting and administration expenses	179,561
Reports and statements to shareholders	59,080
Dividends disbursing and transfer agent fees and expenses	44,827
Legal fees	44,172
Trustees’ fees and expenses	25,729
Custodian fees	22,742
Audit and tax	15,051
Registration fees	322
Other	16,003

5,304,535
Less waiver of distribution fees	(177,615)

Total operating expenses	5,126,920

Net Investment Income	2,542,444

Net Realized and Unrealized Gain:
Net realized gain on investments	69,360,120
Net change in unrealized appreciation (depreciation) of investments	678,363

Net Realized and Unrealized Gain	70,038,483

Net Increase in Net Assets Resulting from Operations	$72,580,927

Delaware VIP Trust —

Delaware VIP Small Cap Value Series

Statements of changes in net assets

	Six months
	ended
	6/30/14	Year ended
	(Unaudited)	12/31/13
Increase in Net Assets from Operations:
Net investment income	$2,542,444	$4,617,784
Net realized gain	69,360,120	91,380,106
Net change in unrealized appreciation (depreciation)	678,363	182,843,528

Net increase in net assets resulting from operations	72,580,927	278,841,418

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(1,974,848)	(2,272,086)
Service Class	(2,395,882)	(3,415,698)
Net realized gain:
Standard Class	(30,419,445)	(14,406,343)
Service Class	(60,984,539)	(30,653,701)

	(95,774,714)	(50,747,828)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	25,686,004	49,391,226
Service Class	19,568,221	38,922,267
Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	32,394,293	16,678,429
Service Class	63,380,421	34,069,399

	141,028,939	139,061,321

Cost of shares repurchased:
Standard Class	(32,949,677)	(56,735,263)
Service Class	(48,098,307)	(97,953,661)

	(81,047,984)	(154,688,924)

Increase (decrease) in net assets derived from capital share transactions	59,980,955	(15,627,603)

Net Increase in Net Assets	36,787,168	212,465,987

Net Assets:
Beginning of period	1,076,759,191	864,293,204

End of period (including undistributed net investment income of $3,151,114 and $4,979,400, respectively)	$1,113,546,359	$1,076,759,191

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Small Cap Value Series Standard Class
	Six months
	ended
	6/30/14[1]			Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$41.720	$33.140	$31.390	$31.960	$24.310	$18.630

Income (loss) from investment operations:
Net investment income[2]	0.130	0.238	0.265	0.181	0.149	0.160
Net realized and unrealized gain (loss)	2.632	10.368	3.982	(0.593)	7.673	5.712

Total from investment operations	2.762	10.606	4.247	(0.412)	7.822	5.872

Less dividends and distributions from:
Net investment income	(0.233)	(0.276)	(0.195)	(0.158)	(0.172)	(0.192)
Net realized gain	(3.589)	(1.750)	(2.302)	—	—	—

Total dividends and distributions	(3.822)	(2.026)	(2.497)	(0.158)	(0.172)	(0.192)

Net asset value, end of period	$40.660	$41.720	$33.140	$31.390	$31.960	$24.310

Total return[3]	6.99%	33.50%	13.90%	(1.33% )	32.27%	31.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$371,493	$354,211	$271,272	$243,440	$316,960	$279,723
Ratio of expenses to average net assets	0.80%	0.80%	0.81%	0.81%	0.83%	0.85%
Ratio of net investment income to average net assets	0.64%	0.64%	0.82%	0.57%	0.56%	0.82%
Portfolio turnover	9%	23%	14%	17%	10%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Small Cap Value Series Service Class
	Six months
	ended
	6/30/14[1]			Year ended
	(Unaudited)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Net asset value, beginning of period	$41.580	$33.040	$31.300	$31.890	$24.280	$18.590

Income (loss) from investment operations:
Net investment income[2]	0.079	0.145	0.184	0.101	0.082	0.111
Net realized and unrealized gain (loss)	2.631	10.340	3.974	(0.600)	7.651	5.709

Total from investment operations	2.710	10.485	4.158	(0.499)	7.733	5.820

Less dividends and distributions from:
Net investment income	(0.141)	(0.195)	(0.116)	(0.091)	(0.123)	(0.130)
Net realized gain	(3.589)	(1.750)	(2.302)	—	—	—

Total dividends and distributions	(3.730)	(1.945)	(2.418)	(0.091)	(0.123)	(0.130)

Net asset value, end of period	$40.560	$41.580	$33.040	$31.300	$31.890	$24.280

Total return[3]	6.88%	33.17%	13.63%	(1.59% )	31.92%	31.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$742,053	$722,548	$593,021	$579,080	$593,856	$469,308
Ratio of expenses to average net assets	1.05%	1.05%	1.06%	1.06%	1.08%	1.10%
Ratio of expenses to average net assets prior to fees waived	1.10%	1.10%	1.11%	1.11%	1.13%	1.15%
Ratio of net investment income to average net assets	0.39%	0.39%	0.57%	0.32%	0.31%	0.57%
Ratio of net investment income to average net assets prior to fees waived	0.34%	0.34%	0.52%	0.27%	0.26%	0.52%
Portfolio turnover	9%	23%	14%	17%	10%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Notes to financial statements

June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2014.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $25,612 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. For these services, the Series pays DSC fees at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $39,917. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 through June 30, 2014* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Series. For the six months ended June 30, 2014, the Series was charged $14,811 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is from April 30, 2013 through April 30, 2015.

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$98,226,478
Sales	138,850,916

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$713,889,397	$417,143,418	$(16,138,036)	$401,005,382

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the for transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,103,659,873	$—	$1,103,659,873
Short-Term Investments	—	11,234,906	11,234,906

Total	$1,103,659,873	$11,234,906	$1,114,894,779

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2014, there were no Level 3 investments.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	622,454	1,345,437
Service Class	480,671	1,050,555

Shares issued upon reinvestment of dividends and distributions:
Standard Class	829,347	498,012
Service Class	1,626,390	1,019,126

	3,558,862	3,913,130

Shares redeemed:
Standard Class	(805,461)	(1,540,241)
Service Class	(1,185,670)	(2,644,204)

	(1,991,131)	(4,184,445)

Net increase (decrease)	1,567,731	(271,315)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At June 30, 2014, the Series had the following assets and liabilities subject to offsetting provisions:

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

6. Offsetting (continued)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$3,753,885	$(3,753,885)	$—	$—
Bank of Montreal	1,251,295	(1,251,295)	—	—
BNP Paribas	3,170,820	(3,170,820)	—	—

Total	$8,176,000	$(8,176,000)	$—	$—

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization, and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2014, the Series had no securities out on loan.

8. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Series. Illiquid securities have been identified in the schedule of investments.

Small Cap Value Series-13

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCV BNY 19917 [8/14] (12984)	Small Cap Value Series-14

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Semiannual report
June 30, 2014

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Disclosure of Series expenses

For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual Series return†
Standard Class	$1,000.00	$1,052.43	0.73%	$3.71
Service Class	1,000.00	1,050.00	0.98%	4.98
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.17	0.73%	$3.66
Service Class	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security Type / sector	Percentage of Net Assets
Common Stock²	99.11%
Consumer Discretionary	18.19%
Consumer Staples	5.11%
Energy	8.57%
Financial Services	20.69%
Healthcare	15.57%
Materials & Processing	1.66%
Technology	29.32%
Short-Term Investments	0.84%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Series’ concentration guidelines, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act) such as computers, internet, semiconductors, and software. As of 6/30/14, such amounts, as a percentage of total net assets, were 1.66%, 10.09%, 5.01% and 12.56% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Technology sector” for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Celgene	5.66%
EOG Resources	5.59%
Visa Class A	5.31%
Allergan	5.23%
Walgreen	5.11%
Microsoft	5.06%
QUALCOMM	5.01%
MasterCard Class A	4.93%
Crown Castle International	4.46%
Adobe Systems	4.43%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Schedule of investments

June 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.11% ²
Consumer Discretionary – 18.19%
eBay †	339,000	$16,970,340
L Brands	276,384	16,212,685
Liberty Interactive Class A †	700,000	20,552,000
NIKE Class B	139,675	10,831,796
Priceline Group †	16,850	20,270,550
Sally Beauty Holdings †	256,875	6,442,425

		91,279,796

Consumer Staples – 5.11%
Walgreen	346,025	25,650,833

		25,650,833

Energy – 8.57%
EOG Resources	240,000	28,046,400
Williams	257,500	14,989,075

		43,035,475

Financial Services – 20.69%
CME Group	130,600	9,266,070
Crown Castle International	301,500	22,389,390
IntercontinentalExchange Group	69,175	13,067,157
MasterCard Class A	336,850	24,748,370
Progressive	303,289	7,691,409
Visa Class A	126,550	26,665,351

		103,827,747

Healthcare – 15.57%
Allergan	154,975	26,224,869
Celgene †	330,700	28,400,515
Novo Nordisk ADR	309,350	14,288,877
Perrigo	63,350	9,233,896

		78,148,157

Materials & Processing – 1.66%
Syngenta ADR	111,500	8,340,200

		8,340,200

Technology – 29.32%
Adobe Systems †	307,225	22,230,801
Baidu ADR †	30,695	5,734,133
Equinix †	76,775	16,129,660
Google Class A †	19,825	11,591,083
Google Class C †	19,750	11,361,780
Intuit	191,375	15,411,429
Microsoft	609,500	25,416,150
QUALCOMM	317,425	25,140,060
Teradata †	75,809	3,047,522
VeriFone Systems †	143,450	5,271,788
Yelp †	75,775	5,810,427

		147,144,833

Total Common Stock (cost $319,410,756)		497,427,041

	Principal amount°
Short-Term Investments – 0.84%
Discount Notes – 0.84% ≠
Federal Home Loan Bank
0.03% 7/21/14	569,378	569,372
0.05% 7/28/14	219,909	219,906
0.05% 8/14/14	1,774,151	1,774,109
0.05% 8/15/14	276,622	276,615
0.06% 8/18/14	930,264	930,239
0.075% 11/19/14	439,083	438,997

Total Short-Term Investments (cost $4,209,062)		4,209,238

Total Value of Securities – 99.95% (cost $323,619,818)		$501,636,279

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$497,427,041
Short-term investments, at value[2]	4,209,238
Cash	219,322
Receivable for securities sold	2,072,779
Dividends and interest receivable	33,522
Receivable for fund shares sold	10,973

Total assets	503,972,875

Liabilities:
Payable for securities purchased	1,264,157
Payable for fund shares redeemed	352,744
Investment management fees payable	264,640
Other accrued expenses	122,050
Distribution fees payable	72,121
Other affiliates payable	7,313
Trustees’ fees and expenses payable	1,351

Total liabilities	2,084,376

Total Net Assets	$501,888,499

Net Assets Consist of:
Paid-in capital	$313,290,987
Undistributed net investment income	1,513,878
Undistributed net realized gain	9,067,173
Net unrealized appreciation of investments	178,016,461

Total Net Assets	$501,888,499

Standard Class:
Net assets	$145,884,803
Shares of beneficial interest outstanding, unlimited authorization, no par	11,372,502
Net asset value per share	$12.83

Service Class:
Net assets	$356,003,696
Shares of beneficial interest outstanding, unlimited authorization, no par	28,185,600
Net asset value per share	$12.63

[1]Investments, at cost	$319,410,756
[2]Short-term investments, at cost	4,209,062

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of operations
Six months ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	$3,743,421
Interest	1,111
Foreign tax withheld	(39,637)

3,704,895

Expenses:
Management fees	1,556,885
Distribution expenses - Service Class	505,048
Accounting and administration expenses	80,814
Reports and statements to shareholders	36,668
Dividend disbursing and transfer agent fees and expenses	20,123
Legal fees	16,077
Audit and tax	13,372
Trustees’ fees and expenses	11,812
Custodian fees	10,439
Registration fees	322
Other	7,766

2,259,326
Less waived distribution expenses - Service Class	(84,175)

Total operating expenses	2,175,151

Net Investment Income	1,529,744

Net Realized and Unrealized Gain:
Net realized gain on investments	11,323,947
Net change in unrealized appreciation (depreciation) of investments	11,579,691

Net Realized and Unrealized Gain	22,903,638

Net Increase in Net Assets Resulting from Operations	$24,433,382

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of changes in net assets

	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
Increase in Net Assets from Operations:
Net investment income	$1,529,744	$377,233
Net realized gain	11,323,947	36,770,110
Net change in unrealized appreciation (depreciation)	11,579,691	93,100,213

Net increase in net assets resulting from operations	24,433,382	130,247,556

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(334,601)	(404,178)
Service Class	(51,978)	(386,177)

Net realized gain:
Standard Class	(10,372,628)	(4,435,329)
Service Class	(24,169,690)	(11,502,548)

	(34,928,897)	(16,728,232)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,155,294	9,203,707
Service Class	10,079,277	17,206,788

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	2,027,571	725,712
Service Class	24,221,668	11,888,724

	40,483,810	39,024,931

Cost of shares redeemed:
Standard Class	(1,978,038)	(3,040,512)
Service Class	(14,502,278)	(49,165,070)

	(16,480,316)	(52,205,582)

Increase (decrease) in net assets derived from capital share transactions	24,003,494	(13,180,651)

Net Increase in Net Assets	13,507,979	100,338,673

Net Assets:
Beginning of period	488,380,520	388,041,847

End of period (including undistributed net investment income of $1,513,878 and $370,713, respectively)	$501,888,499	$488,380,520

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust—Delaware VIP U.S. Growth Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/13	12/31/12	Year ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$13.140	$10.170	$8.750	$8.150	$7.160	$5.010

Income from investment operations:
Net investment income[2]	0.052	0.030	0.039	0.012	0.023	0.007
Net realized and unrealized gain	0.598	3.395	1.381	0.610	0.972	2.157

Total from investment operations	0.650	3.425	1.420	0.622	0.995	2.164

Less dividends and distributions from:
Net investment income	(0.030)	(0.038)	—	(0.022)	(0.005)	(0.014)
Net realized gain	(0.930)	(0.417)	—	—	—	—

Total dividends and distributions	(0.960)	(0.455)	—	(0.022)	(0.005)	(0.014)

Net asset value, end of period	$12.830	$13.140	$10.170	$8.750	$8.150	$7.160

Total return[3]	5.24%	34.75%	16.23%	7.63%	13.90%	43.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,885	$145,086	$106,069	$87,389	$159,857	$151,611
Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.74%	0.75%	0.75%
Ratio of net investment income to average net assets	0.81%	0.27%	0.40%	0.13%	0.31%	0.12%
Portfolio turnover	12%	20%	35%	43%	26%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/13	12/31/12	Year ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$12.940	$10.030	$8.650	$8.050	$7.090	$4.960

Income (loss) from investment operations:
Net investment income (loss)[2]	0.035	0.002	0.014	(0.010)	0.005	(0.008)
Net realized and unrealized gain	0.587	3.339	1.366	0.614	0.955	2.138

Total from investment operations	0.622	3.341	1.380	0.604	0.960	2.130

Less dividends and distributions from:
Net investment income	(0.002)	(0.014)	—	(0.004)	—	—
Net realized gain	(0.930)	(0.417)	—	—	—	—

Total dividends and distributions	(0.932)	(0.431)	—	(0.004)	—	—

Net asset value, end of period	$12.630	$12.940	$10.030	$8.650	$8.050	$7.090

Total return[3]	5.00%	34.44%	15.95%	7.50%	13.54%	42.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$356,003	$343,295	$281,973	$236,541	$127,526	$64,683
Ratio of expenses to average net assets	0.98%	0.99%	0.99%	0.99%	1.00%	1.00%
Ratio of expenses to average net assetsprior to fees waived	1.03%	1.04%	1.04%	1.04%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.56%	0.02%	0.15%	(0.12% )	0.06%	(0.13%	)
Ratio of net investment income (loss) to average net assetsprior to fees waived	0.51%	(0.03% )	0.10%	(0.17% )	0.01%	(0.18%	)
Portfolio turnover	12%	20%	35%	43%	26%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Notes to financial statements

June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2014, the Series had no repurchase agreements outstanding.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

U.S. Growth Series-8

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,090 for the six months ended June 30, 2014. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $11,527 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. For these services, the Series pays DSC fees at the annual rate of 0.0075% of the Series average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $17,964. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 through June 30, 2014* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2014, the Series was charged $6,684 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The contractual waiver period is April 30, 2013 through April 30, 2015.

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$55,853,630
Sales	61,314,333

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$325,854,030	$183,049,122	$(7,266,873)	$175,782,249

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments) (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$497,427,041	$—	$497,427,041
Short-Term Investments	—	4,209,238	4,209,238

Total	$497,427,041	$4,209,238	$501,636,279

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2014, there were no Level 3 investments.

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	324,280	799,387
Service Class	809,020	1,521,522

Shares issued upon reinvestment of dividends and distributions:
Standard Class	164,309	68,528
Service Class	1,991,913	1,138,767

	3,289,522	3,528,204

Shares redeemed:
Standard Class	(153,830)	(257,716)
Service Class	(1,134,889)	(4,264,038)

	(1,288,719)	(4,521,754)

Net increase (decrease)	2,000,803	(993,550)

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement will expire on Nov. 10, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

6. Securities Lending (continued)

in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2014, the Series had no securities out on loan.

7. Credit and Market Risk

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

8. New Sub-advisor

On May 16, 2014, the shareholders of the Series voted to approve a new sub-advisory agreement for the Series between Delaware Management Company (DMC), the advisor to the Series, and Jackson Square Partners, LLC (JSP). JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of DMC, and California Street Partners, LLC, a Delaware limited liability company owned by certain JSP personnel.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

U.S. Growth Series-12

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited)

Proxy Results

At Joint Special Meetings of Shareholders of Delaware VIP Trust held on May 16, 2014 on behalf of Delaware VIP U.S. Growth Series (Series), the shareholders of the Series voted to approve a new sub-advisory agreement for the Series between Delaware Management Company (DMC), the advisor to the Series, and Jackson Square Partners, LLC (JSP). JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of DMC, and California Street Partners, LLC, a Delaware limited liability company owned by certain JSP personnel.

The following proposal was submitted for a vote of the shareholders:

To approve a new sub-advisory agreement for the Series.

A quorum of the shares outstanding was present, and the votes passed with a majority of those shares. The results were as follows:

Shares voted for	33,148,313
Percentage of outstanding shares	89.10%
Percentage of shares voted	89.38%
Shares voted against	1,179,254
Percentage of outstanding shares	3.17%
Percentage of shares voted	3.18%
Shares abstained	2,759,433
Percentage of outstanding shares	7.42%
Percentage of shares voted	7.44%

Board Considerations of Series Sub-advisory Agreement with Jackson Square Partners, LLC

At a meeting held on February 18-20, 2014 (Meeting), the Board of Trustees (Board), including a majority of disinterested or Independent Trustees, approved a Sub-advisory Agreement for Delaware VIP U.S. Growth Series (Series). In making its decision, the Board considered information prepared specifically in connection with the approval of the Sub-advisory Agreement. Information furnished specifically in connection with the approval of the Sub-advisory Agreement with Jackson Square Partners, LLC (JSP) included materials provided by JSP concerning, among other things, the nature, extent and quality of service provided to the Series, the costs of such services to the Series, economies of scale, and the financial condition and profitability of JSP. In addition, the Board considered reports prepared by Lipper, Inc., an independent statistical compilation organization (Lipper), which compared the Series’ investment performance and expenses with those of other comparable mutual funds.

In considering information relating to the approval of the Sub-advisory Agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract approval considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the continuity of investment management to be provided to the Series and its shareholders. Management provided certain information to the Board regarding the transition of the current portfolio management team (Focus Growth Team) to JSP (Transaction). Following the close of the Transaction, the Focus Growth Team would continue to provide portfolio management services to the Series as owners or employees of JSP. In reviewing the nature, extent, and quality of services, the Board considered that the same personnel will be providing portfolio management services to the Series following the completion of the Transaction, and therefore, considered the many reports furnished to them throughout 2012 and 2013 at regular Board meetings covering matters such as the relative performance of the Series, and the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Series. The Board was pleased with the emphasis placed on research and risk management in the investment process. The Board concluded that it was satisfied with the nature, extent, and quality of the overall services to be provided by JSP.

In addition, the Board considered that in connection with the Transaction, Delaware Investments Advisers Partner, Inc. (DIAP) and JSP would enter into a transaction services agreement. Under the terms of this agreement, DIAP and certain of its affiliates would provide compliance and other administrative support to JSP for an 18-month period following the close of the Transaction.

INVESTMENT PERFORMANCE. The Board considered the overall investment performance of the Focus Growth Team and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. The Board reviewed reports prepared by Lipper Inc. (Lipper) for the Series that showed the Series’ investment performance as of March 31, 2013 in comparison to a group of funds selected by Lipper as being similar to the Series (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Annualized investment performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, compared to that of the Performance Universe. The Board’s

U.S. Growth Series-13

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Other Series information (Unaudited) (continued)

objective was that the Series’ performance for the periods considered be at or above the median of its Performance Universe. In addition, the Board reviewed more recent Lipper data that had been provided at the quarterly Board meetings held since March 31, 2013. With respect to the Series’ performance as of December 31, 2013, they noted:

The Performance Universe for the Series consisted of the Series and all large-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five- year periods was in the first quartile of its Performance Universe, and the Series’ total return for the ten-year period was in the second quartile of its Performance Universe.

The Board noted that they were satisfied with the overall performance of the Series. Moreover, the Board concluded that the Transaction was unlikely to have any effect on JSP’s management of the Series or its investment performance because the current portfolio management personnel will continue to provide portfolio management services to the Series.

COMPARATIVE EXPENSES. The Board also evaluated expense comparison data for the Series. JSP provided the Board with information on pricing levels and fee structures for the Series and comparative funds. The Board noted that JSP’s fees will be paid by the Series’ advisor, Delaware Management Company, Inc. (DMC), not by the Series. They also focused on the comparative analysis of the effective management fees (including sub-advisory fees) and total expense ratios of the Series versus the effective management fees (including sub-advisory fees) and expense ratios of a group of funds selected by Lipper as being similar to the Series (Expense Group). In reviewing comparative costs, the Series’ contractual management fee (including sub-advisory fees) and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the applicable Series) and actual management fees (as reported by each fund) of other funds within the Expense Group. The Series’ total expenses were also compared with those of its Expense Group. The Board’s objective was for the Series’ total expense ratio to be competitive with that of the Expense Group. They concluded that, because the sub-advisory fee rate paid by DMC on behalf of the Series would not change, the Series’ expenses were satisfactory.

MANAGEMENT PROFITABILITY. Because JSP did not have historical operations, it provided a pro forma profitability analysis to the Board, and the Board considered the level of profits expected to be realized by JSP as part of their annual contract evaluation. The Board discussed the transition services to be provided to JSP by Delaware Investments and the cost of providing those services. The Board also considered the extent to which JSP might derive ancillary benefits from the Series’ operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as sub-advisor to the Series and the benefits from allocation of the Series’ brokerage to improve trading efficiencies. The Board concluded that the sub-advisory fee was reasonable in light of the services to be rendered.

ECONOMIES OF SCALE. The Board considered whether economies of scale would be realized by JSP and the extent to which any economies of scale would be reflected in the level of sub-advisory fees. The Board considered the fact that several of the funds to be managed by JSP had already reached breakpoints in their management fees.

FALL-OUT BENEFITS. The Board considered that JSP may derive reputational, strategic and other benefits from its association with the Series, and evaluated the extent to which JSP might derive ancillary benefits from Series operations, including the potential for procuring additional business as a result of its role as a service provider to the Series and the benefits from allocation of Series brokerage to improve trading efficiencies. However, the Board concluded that (i) such benefits did not impose a cost or burden on the Series or its shareholders, and (ii) such benefits would probably have an indirectly beneficial effect on the Series and its shareholders because of the added importance that JSP might attach to the Series as a result of the fall-out benefits that the Series conveyed.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPUSG 19919 [8/14] (12984)	U.S. Growth Series-14

Delaware VIP® Trust
Delaware VIP Value Series

Semiannual report

June 30, 2014

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2014, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus and the summary prospectus.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series Disclosure of Series expenses For the six-month period from January 1, 2014 to June 30, 2014 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2014 to June 30, 2014.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratio	Expenses Paid During Period 1/1/14 to 6/30/14*
Actual Series return†
Standard Class	$1,000.00	$1,084.60	0.71%	$3.67
Service Class	1,000.00	1,083.20	0.96%	4.96
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.27	0.71%	$3.56
Service Class	1,000.00	1,020.03	0.96%	4.81

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Security type / sector allocation and top 10 equity holdings
As of June 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security type / sector	Percentage of net assets
Common Stock	97.34%
Consumer Discretionary	6.30%
Consumer Staples	11.44%
Energy	15.56%
Financials	12.19%
Healthcare	17.05%
Industrials	8.34%
Information Technology	14.65%
Materials	2.81%
Telecommunications	5.98%
Utilities	3.02%
Short-Term Investments	2.61%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Broadcom	3.80%
Xerox	3.46%
Intel Class A	3.34%
Halliburton	3.20%
Johnson Controls	3.16%
Chevron	3.15%
ConocoPhillips	3.14%
Bank of New York Mellon	3.14%
Lowe’s	3.14%
Cisco Systems	3.10%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
June 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.34%
Consumer Discretionary – 6.30%
Johnson Controls	509,600	$25,444,328
Lowe’s	526,900	25,285,931

		50,730,259

Consumer Staples – 11.44%
Archer-Daniels-Midland	519,500	22,915,145
CVS Caremark	306,300	23,085,831
Kraft Foods Group	387,833	23,250,588
Mondelez International Class A	610,100	22,945,861

		92,197,425

Energy – 15.56%
Chevron	194,300	25,365,865
ConocoPhillips	295,400	25,324,642
Halliburton	363,500	25,812,135
Marathon Oil	610,500	24,371,160
Occidental Petroleum	238,500	24,477,255

		125,351,057

Financials – 12.19%
Allstate	416,700	24,468,624
Bank of New York Mellon	675,500	25,317,740
BB&T	618,300	24,379,569
Marsh & McLennan	464,200	24,054,844

		98,220,777

Healthcare – 17.05%
Baxter International	292,400	21,140,520
Cardinal Health	307,800	21,102,768
Johnson & Johnson	229,000	23,957,980
Merck	412,800	23,880,480
Pfizer	798,141	23,688,825
Quest Diagnostics	402,600	23,628,594

		137,399,167

Industrials – 8.34%
Northrop Grumman	182,400	21,820,512
Raytheon	228,200	21,051,450
Waste Management	543,300	24,301,809

		67,173,771

Information Technology – 14.65%
Broadcom Class A	824,500	30,605,440
Cisco Systems	1,005,800	24,994,130
Intel Class A	870,500	26,898,450
Motorola Solutions	115,471	7,686,904
Xerox	2,242,000	27,890,480

		118,075,404

Materials – 2.81%
duPont (E.I.) deNemours	345,400	22,602,976

		22,602,976

Telecommunications – 5.98%
AT&T	689,424	24,378,033
Verizon Communications	487,200	23,838,696

		48,216,729

Utilities – 3.02%
Edison International	418,800	24,336,468

		24,336,468

Total Common Stock (cost $482,964,706)		784,304,033

	Principal amount°

Short-Term Investments – 2.61%
Discount Notes – 1.42% ≠
Federal Home Loan Bank
0.03% 7/21/14	1,446,806	1,446,790
0.05% 7/28/14	987,532	987,517
0.05% 8/14/14	4,508,167	4,508,059
0.05% 8/15/14	551,946	551,932
0.06% 8/18/14	2,338,072	2,338,009
0.075% 11/19/14	1,583,162	1,582,852

		11,415,159

Repurchase Agreements – 1.14%
Bank of America Merrill Lynch 0.04%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $4,223,126 (collateralized by U.S. government obligations 0.25% - 3.625% 12/31/15 - 8/15/43; market value $4,307,584)	4,223,121	4,223,121
Bank of Montreal 0.08%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $1,407,710 (collateralized by U.S. government obligations 0.00% - 2.625% 9/30/14 - 11/15/20; market value $1,435,862)	1,407,707	1,407,707
BNP Paribas 0.09%, dated 6/30/14, to be repurchased on 7/1/14, repurchase price $3,567,181 (collateralized by U.S. government obligations 0.00% - 1.625% 11/13/14 - 4/30/19; market value $3,638,516)	3,567,172	3,567,172

		9,198,000

Value Series-3

Delaware VIP® Value Series
Schedule of investments (continued)

	Principal amount°	Value (U.S.$)

Short-Term Investments (continued)
U.S. Treasury Obligation – 0.05% ≠
U.S.Treasury Bill 0.093% 11/13/14	389,277	$389,210

		389,210

Total Short-Term Investments (cost $21,001,804)		21,002,369

Total Value of Securities – 99.95% (cost $503,966,510)	$805,306,402

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust — Delaware VIP Value Series
Statement of assets and liabilities	June 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$784,304,033
Short-term investments, at value[2]	21,002,369
Cash	1,364
Dividends and interest receivable	1,389,474
Receivable for fund shares sold	82,363

Total assets	806,779,603

Liabilities:
Payable for fund shares redeemed	448,161
Investment management fees payable	415,648
Other accrued expenses	145,396
Distribution fees payable	61,819
Other affiliates payable	11,781
Trustees’ fees and expenses payable	2,185

Total liabilities	1,084,990

Total Net Assets	$805,694,613

Net Assets Consist of:
Paid-in capital	$526,883,873
Undistributed net investment income	6,254,675
Accumulated net realized loss on investments	(28,783,827)
Net unrealized appreciation of investments	301,339,892

Total Net Assets	$805,694,613

Standard Class:
Net assets	$502,173,128
Shares of beneficial interest outstanding, unlimited authorization, no par	18,051,690
Net asset value per share	$27.82

Service Class:
Net assets	$303,521,485
Shares of beneficial interest outstanding, unlimited authorization, no par	10,925,573
Net asset value per share	$27.78

[1] Investments, at cost	$482,964,706
[2] Short-term investments, at cost	21,001,804

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of operations
Six-months ended June 30, 2014 (Unaudited)

Investment Income:
Dividends	$9,293,337
Interest	2,250

9,295,587

Expenses:
Management fees	2,385,779
Distribution expenses - Service Class	423,173
Accounting and administration expenses	127,165
Reports and statements to shareholders	31,819
Dividend disbursing and transfer agent fees and expenses	31,652
Legal fees	30,629
Trustees’ fees and expenses	18,390
Custodian fees	14,878
Audit and tax	13,368
Registration fees	322
Other	11,446

3,088,621
Less waived distribution expenses - Service Class	(70,529)

Total operating expenses	3,018,092

Net Investment Income	6,277,495

Net Realized and Unrealized Gain:
Net realized gain on investments	28,425,225
Net change in unrealized appreciation (depreciation) of investments	27,507,028

Net Realized and Unrealized Gain	55,932,253

Net Increase in Net Assets Resulting from Operations	$62,209,748

Delaware VIP Trust —

Delaware VIP Value Series

Statements of changes in net assets

	Six months ended 6/30/14 (Unaudited)	Year ended 12/31/13
Increase in Net Assets from Operations:
Net investment income	$6,277,495	$12,374,232
Net realized gain	28,425,225	25,249,442
Net change in unrealized appreciation (depreciation)	27,507,028	151,519,009

Net increase in net assets resulting from operations	62,209,748	189,142,683

Dividends and Distributions to Shareholders from:
Net investment income:
Standard Class	(8,114,337)	(7,249,699)
Service Class	(4,263,900)	(3,878,402)

	(12,378,237)	(11,128,101)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	7,168,009	29,418,010
Service Class	15,927,967	42,130,752

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,124,141	5,448,003
Service Class	4,263,900	3,878,402

	33,484,017	80,875,167

Cost of shares redeemed:
Standard Class	(15,698,790)	(22,830,368)
Service Class	(21,019,663)	(38,209,650)

	(36,718,453)	(61,040,018)

Increase (decrease) in net assets derived from capital share transactions	(3,234,436)	19,835,149

Net Increase in Net Assets:	46,597,075	197,849,731

Net Assets:
Beginning of period	759,097,538	561,247,807

End of period (including undistributed net investment income of $6,254,675 and $12,355,417, respectively)	$805,694,613	$759,097,538

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Trust — Delaware VIP Value Series
Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/13	12/31/12	Year ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$26.090	$19.880	$17.730	$16.490	$14.600	$12.830

Income from investment operations:
Net investment income[2]	0.230	0.451	0.418	0.382	0.323	0.351
Net realized and unrealized gain	1.954	6.170	2.163	1.191	1.926	1.838

Total from investment operations	2.184	6.621	2.581	1.573	2.249	2.189

Less dividends and distributions from:
Net investment income	(0.454)	(0.411)	(0.431)	(0.333)	(0.359)	(0.419)

Total dividends and distributions	(0.454)	(0.411)	(0.431)	(0.333)	(0.359)	(0.419)

Net asset value, end of period	$27.820	$26.090	$19.880	$17.730	$16.490	$14.600

Total return[3]	8.46%	33.69%	14.73%	9.54%	15.62%	17.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$502,173	$473,403	$350,444	$310,494	$390,861	$369,859
Ratio of expenses to average net assets	0.71%	0.71%	0.73%	0.73%	0.75%	0.74%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.71%	0.73%	0.73%	0.75%	0.76%
Ratio of net investment income to average net assets	1.76%	1.94%	2.21%	2.23%	2.18%	2.75%
Ratio of net investment income to average net assets prior to fees waived	1.76%	1.94%	2.21%	2.23%	2.18%	2.73%
Portfolio turnover	6%	14%	21%	20%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Value Series
Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six months ended 6/30/14[1] (Unaudited)	12/31/13	12/31/12	Year ended 12/31/11	12/31/10	12/31/09
Net asset value, beginning of period	$26.030	$19.840	$17.700	$16.470	$14.590	$12.810

Income from investment operations:
Net investment income[2]	0.197	0.393	0.370	0.338	0.286	0.319
Net realized and unrealized gain	1.949	6.161	2.158	1.188	1.921	1.839

Total from investment operations	2.146	6.554	2.528	1.526	2.207	2.158

Less dividends and distributions from:
Net investment income	(0.396)	(0.364)	(0.388)	(0.296)	(0.327)	(0.378)

Total dividends and distributions	(0.396)	(0.364)	(0.388)	(0.296)	(0.327)	(0.378)

Net asset value, end of period	$27.780	$26.030	$19.840	$17.700	$16.470	$14.590

Total return[3]	8.32%	33.37%	14.44%	9.26%	15.32%	17.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$303,522	$285,695	$210,804	$176,363	$144,978	$133,753
Ratio of expenses to average net assets	0.96%	0.96%	0.98%	0.98%	1.00%	0.99%
Ratio of expenses to average net assets prior to fees waived	1.01%	1.01%	1.03%	1.03%	1.05%	1.06%
Ratio of net investment income to average net assets	1.51%	1.69%	1.96%	1.98%	1.93%	2.50%
Ratio of net investment income to average net assets prior to fees waived	1.46%	1.64%	1.91%	1.93%	1.88%	2.43%
Portfolio turnover	6%	14%	21%	20%	15%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-8

Delaware VIP® Trust — Delaware VIP Value Series
Notes to financial statements June 30, 2014 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2010 – Dec. 31, 2013), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2014.

Value Series-9

Delaware VIP® Value Series
Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended June 30, 2014.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2014, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2014, the Series was charged $18,140 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. For these services, the Series pays DSC at an annual rate of 0.0075% of the Series’ average daily net assets. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended June 30, 2014, the amount charged by DSC was $28,273. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees from Jan. 1, 2014 through June 30, 2014* in order to limit distribution and service fees of the Service Class shares to 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2014, the Series was charged $10,468 for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments

For the six months ended June 30, 2014, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$45,670,856
Sales	69,233,034

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$507,016,735	$301,745,831	$(3,456,164)	$298,289,667

*The contractual waiver period is April 30, 2013 through April 30, 2015.

Value Series-10

Delaware VIP® Value Series
Notes to financial statements (continued)

3. Investments (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Dec. 31, 2013 will expire as follows: $11,224,022 expires in 2016 and $42,934,805 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. There were no capital loss carryforwards under the Act as of Dec. 31, 2013.

U.S.GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Total
Common Stock	$784,304,033	$—	$784,304,033
Short-Term Investments	—	21,002,369	21,002,369

Total	$784,304,033	$21,002,369	$805,306,402

During the six months ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At June 30, 2014, there were no Level 3 investments.

Value Series-11

Delaware VIP® Value Series
Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/14	Year ended 12/31/13
Shares sold:
Standard Class	270,920	1,262,736
Service Class	601,524	1,801,949
Shares issued upon reinvestment of dividends and distributions:
Standard Class	231,100	247,975
Service Class	161,024	176,612

	1,264,568	3,489,272

Shares redeemed:
Standard Class	(598,720)	(990,571)
Service Class	(814,160)	(1,625,150)

	(1,412,880)	(2,615,721)

Net increase (decrease)	(148,312)	873,551

5. Line of Credit

The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement will expire on Nov. 12, 2014.

The Series had no amounts outstanding as of June 30, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivatives liabilities that are subject to netting arrangements in the statement of assets and liabilities.

Value Series-12

Delaware VIP® Value Series
Notes to financial statements (continued)

6. Offsetting (continued)

At June 30, 2014, the Series had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$4,223,121	$(4,223,121)	$—	$—
Bank of Montreal	1,407,707	(1,407,707)	—	—
BNP Paribas	3,567,172	(3,567,172)	—	—

Total	$9,198,000	$(9,198,000)	$—	$—

(a) Net amount represents the net receivable/(payable) that would be due from/(to) the counterparty in an event of default.

7. Securities Lending

The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2014, there were no securities on loan.

8. Credit and Market Risk

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2014, there were no Rule 144A securities held by the Series and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Value Series-13

Delaware VIP® Value Series
Notes to financial statements (continued)

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPV BNY 19920 [8/14] (12984)	Value Series-14

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 4, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 4, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2014